N-2 - USD ($)		Jan. 28, 2026	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Cover [Abstract]
Entity Central Index Key		0001709447
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-284567
Investment Company Act File Number		811-23265
Document Type		N-2
Document Registration Statement		true
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		20
Entity Registrant Name		AIP Alternative Lending Fund A
Entity Address, Address Line One		100 Front Street
Entity Address, Address Line Two		Suite 400
Entity Address, City or Town		West Conshohocken
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		19428-2881
City Area Code		610
Local Phone Number		260-7600
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		true
Effective on Set Date, 486(b)		false
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]	Transaction Fees

Maximum Sales Load (Percentage of Purchase Amount)	None
Dividend Reinvestment Plan Fees	None
Maximum Redemption Fee	None

Sales Load [Percent]		0.00%
Dividend Reinvestment and Cash Purchase Fees		$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		0.00%
Annual Expenses [Table Text Block]	[1],[2],[3],[4]
Annual Fund Expenses (as a percentage of the Fund’s net assets attributable to common shares)

Management Fee[1]	0.93%
Interest Payments on Borrowed Funds[2]	1.20%
Other Expenses[3]
Platform Loan Fees[4]	1.65%
All Other Expenses[5]	0.64%
Acquired Fund Fees and Expenses[6]	0.02%
Total Annual Fund Expenses	4.44%
Less Fee Waivers and/or Expense Reimbursement[7]	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	4.44%

Management Fees [Percent]	[1]	0.93%
Interest Expenses on Borrowings [Percent]	[4]	1.20%
Acquired Fund Fees and Expenses [Percent]	[2]	0.02%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	[5]	1.65%
Other Annual Expense 2 [Percent]	[6]	0.64%
Total Annual Expenses [Percent]		4.44%
Waivers and Reimbursements of Fees [Percent]	[7]	0.00%
Net Expense over Assets [Percent]		4.44%
Expense Example [Table Text Block]
Example
You would pay the following fees and expenses on a $1,000 investment, assuming a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year):†

1 Year	3 Years	5 Years	10 Years
$46	$137	$230	$465
Actual expenses may be greater or lesser than those shown. Moreover, the rate of return of the Fund may be greater or less than the hypothetical 5% return used in the Example.
† On an investment of $50,000 the Example would be as follows:

1 Year	3 Years	5 Years	10 Years
$2,277	$6,862	$11,488	$23,233

Purpose of Fee Table , Note [Text Block]
The following table illustrates the fees and expenses that the Fund expects to incur and that Shareholders can expect to bear directly or indirectly. The following table should not be considered a representation of the Fund’s future expenses. The Fund’s actual expenses may vary significantly from the estimated expenses shown in the table.

Basis of Transaction Fees, Note [Text Block]		Percentage of Purchase Amount
Other Expenses, Note [Text Block]		The “Other Expenses” shown in the table above and related footnotes are based upon estimated expenses for the current fiscal year.The Fund, and therefore the Shareholders, will directly bear Platform loan fees, such as loan servicing fees and loan trailing fees that are paid to the servicer of the applicable Platform and, in certain cases, to applicable originator of the alternative lending securities in which the Fund invests.Included within “All Other Expenses” in the table above are 0.08% of expenses related to a credit facility, including amounts such as drawdown fees, legal fees and other service provider fees.
Management Fee not based on Net Assets, Note [Text Block]		The Management Fee ratio disclosed in the fee table is based on average net assets. The Fund pays the Investment Adviser the Management Fee, monthly, at the rate of 0.0625% (0.75% on an annualized basis) of the value of the Fund’s Managed Assets as of the close of business on the last business day of each month (including any assets in respect of Shares that will be repurchased by the Fund as of the end of the month) for the services it provides. “Managed Assets” means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes).
Acquired Fund Fees and Expenses, Note [Text Block]		The Fund may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Fund’s Shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Fund invests. “Acquired Fund Fees and Expenses” in the table is an estimate of those expenses. The estimate is based upon the average allocation of the Fund’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ending September 30, 2025. Actual Acquired Fund Fees and Expenses incurred by the Fund may vary with changes in the allocation of Fund assets among the Acquired Funds and with other events that directly affect the fees and expenses of the Acquired Funds. Since “Acquired Fund Fees and Expenses” are not directly borne by the Fund, they are not reflected in the Fund’s financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights.
Acquired Fund Fees Estimated, Note [Text Block]		The estimate is based upon the average allocation of the Fund’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ending September 30, 2025.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]	[8]
Period Ended
Type
Total Amount
Outstanding
Exclusive of
Treasury Securities
Asset Coverage
Per $1,000 of Indebtedness[1]
Involuntary Liquidating Preference
Per Unit
Average Market Value Per Unit (Exclude Bank Loans)
Year Ended September 30, 2025
Line of Credit
$200,000,000
$6,641
N/A
N/A
Year Ended September 30, 2024
Line of Credit
$500,000,000
$3,954
N/A
N/A
Year Ended September 30, 2023
Line of Credit
$735,000,000
$3,626
N/A
N/A
Year Ended September 30, 2022
Line of Credit
$500,500,000
$5,877
N/A
N/A
Year Ended September 30, 2021
Line of Credit
$0
N/A
N/A
N/A
Year Ended September 30, 2020
Line of Credit
$225,000,000
$3,823
N/A
N/A
Year Ended September 30, 2019
Line of Credit
$190,000,000
$3,364
N/A

Senior Securities, Note [Text Block]	[8]
Senior Securities
The following table sets forth certain information regarding the Fund’s senior securities for the periods shown below.

Period Ended	Type	Total Amount Outstanding Exclusive of Treasury Securities	Asset Coverage Per $1,000 of Indebtedness[1]	Involuntary Liquidating Preference Per Unit	Average Market Value Per Unit (Exclude Bank Loans)
Year Ended September 30, 2025	Line of Credit	$200,000,000	$6,641	N/A	N/A
Year Ended September 30, 2024	Line of Credit	$500,000,000	$3,954	N/A	N/A
Year Ended September 30, 2023	Line of Credit	$735,000,000	$3,626	N/A	N/A
Year Ended September 30, 2022	Line of Credit	$500,500,000	$5,877	N/A	N/A
Year Ended September 30, 2021	Line of Credit	$0	N/A	N/A	N/A
Year Ended September 30, 2020	Line of Credit	$225,000,000	$3,823	N/A	N/A
Year Ended September 30, 2019	Line of Credit	$190,000,000	$3,364	N/A	N/A

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective
The Fund’s investment objective is to seek to provide total return with an emphasis on current income. There can be no assurance that the Fund will achieve its investment objective.
Investment Philosophy
Morgan Stanley AIP GP LP emphasizes investments that take a long-term view and that prioritize sources of expected return over security selection or market timing. The Investment Adviser will select investments for the Fund with a focus on long-term returns derived primarily from the “credit risk premium” in certain loans and other investments described below. The “credit risk premium” is the difference in return between obligations viewed as low risk, such as high-quality, short-term government debt securities, and securities issued by private entities or other entities which are subject to credit risk. The credit risk premium is positive when the interest payments or other income streams received in connection with a pool of alternative lending securities, minus the principal losses experienced by the pool, exceed the rate of return for risk-free obligations. There can be no assurance that the credit risk premium will be positive for the Fund’s investments for any specific time period, on average or over time. If the interest payments and repayments of principal received in connection with such borrowings exceed the losses incurred from defaults on the borrowings, on average and over time, the excess positive return from the interest payments represents the credit risk premium. The Fund is accepting the risk of default by some borrowers in exchange for the expected returns from interest payments and principal repayments of the borrowers that repay their investments. The Fund seeks to benefit over the long-term from the difference between the amount of interest and principal received from these loans and other investments and the losses experienced.
Investment Strategies
The Fund seeks to achieve its investment objective by investing in alternative lending securities that generate interest or other income streams that the Investment Adviser believes offer access to credit risk premium (as defined herein). Alternative lending securities are loans originated through non-traditional, or alternative, lending platforms, or securities that provide the Fund with exposure to such instruments. The “credit risk premium” is the difference in return between obligations viewed as low risk, such as high-quality, short-term government debt securities or bonds of a similar duration and risk profile, and securities issued by private entities or other entities which are subject to credit risk. The credit risk premium is positive when interest payments or other income streams received in connection with a pool of alternative lending securities, minus the principal losses experienced by the pool, exceed the rate of return for risk-free obligations. By investing in alternative lending securities, the Fund is accepting the risk that some borrowers will not repay or otherwise meet their obligations as expected in exchange for the expected returns associated with the receipt of interest payments and repayment of principal and/or other income streams by those that do. There is no assurance that the credit risk premium will be positive for the Fund’s investments at any time or on average and over time. However, the Fund seeks to benefit over the long-term from the difference between the amount of interest and principal received and/or other income streams and losses experienced.
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, directly or indirectly in alternative lending securities. This policy may be changed without Shareholder approval; however, you would be notified upon 60 days’ notice in writing of any changes. The Fund’s investment objective and strategy are non-fundamental and may be changed without Shareholder approval.
The alternative lending securities in which the Fund may invest are sourced through various alternative lending platforms (each, a “Platform”) as determined by the Investment Adviser. The Fund may invest in a broad range of alternative lending securities, including, but not limited to, (1) consumer loans, inclusive of specialty offerings such as education loans and elective medical loans; (2) small business loans, receivables and/or merchant cash advances, inclusive of specialty offerings such as purchasing and financing of future payment streams or asset-based financing; (3) specialty finance assets, including, but not limited to, automobile purchases, equipment finance, transportation leasing, real estate financing or private financing contracts (“PFCs”); (4) tranches of alternative lending securitizations, including, but not limited to, residual interests and/or majority-owned affiliates (MOAs); and (5) to a lesser extent, fractional interests in alternative lending securities and other types of equity, debt or derivative instruments that the Investment Adviser believes are appropriate, except that the Fund will not invest in consumer loans that are of sub-prime quality as determined at the time of investment, and the Fund will not invest 45% or more of its Managed Assets in the securities of, or loans originated by, any single Platform or group of related Platforms. The Investment Adviser makes the determination that securities purchased by the Fund are not of subprime quality based on the Investment Adviser’s due diligence of the credit underwriting policies of the originating platform, which look to a number of borrower-specific factors to determine a borrower’s ability to repay a particular obligation, which may include employment status, income, assets, education and/or credit bureau data where available.
The Fund may also purchase bonds and other debt securities backed by a pool of alternative lending securities. While the Fund invests primarily in whole loans, the Fund may invest across various Platforms, security types, geographies and credit risk bands. The Fund’s investments are currently sourced from Platforms based in the United States. The Fund’s investments may be sourced from Platforms domiciled outside the United States, including the United Kingdom and Europe. To the extent the Fund’s investments are sourced from Platforms domiciled outside the United States, the investment limitations and requirements applicable to investments sourced from U.S. Platforms will also be applicable to such Platforms. The Fund may also invest in other investment companies that invest in alternative lending securities.
The Fund may invest in a wide variety of specialty finance assets, including but not limited to automobile purchases, equipment finance, transportation leasing, real estate financing or private financing contracts. To the extent the Fund invests in real estate financings, such investments are limited to real estate financings where, at the time of investment, the loan-to-value ratio of the property is less than or equal to 95%. These investments may be structured as direct loans or as other financial instruments, including but not limited to home equity investments (“HEIs”). HEIs generally provide homeowners with cash upfront in exchange for the investor receiving a variable percentage of the future values of the residential property. HEIs are typically structured as forward purchase agreements or option purchase agreements whereby the originator, in exchange for the investment amount, acquires an option to purchase a variable percentage ownership interest in the related property, or a percentage of the increase in the value of the related property, which is realized upon the occurrence of certain enumerated realization events. An HEI typically is secured by a lien against the residential property, most commonly a second priority lien behind the primary mortgage lender. An HEI is a non-recourse obligation of the related homeowner. HEIs are generally settled in cash upon the occurrence of a realization event, such as the sale of the related property, or the refinancing of the first lien mortgage loan secured by the related property or the maturity date of the HEI (typically from 10 to 30 years), upon which date settlement is required, which could require a home sale or a refinancing. Any return on such HEIs are contingent and will be dependent on various factors, such as the timing of a realization event, as well as on the value of the related property at the time of settlement. Unlike a mortgage loan, the homeowner does not have an obligation to pay any monthly or other periodic principal or interest payments or to repay the investment amount under the HEI and the Fund would not receive any revenue (via asset appreciation) on an HEI unless a realization event occurs.
A PFC is a contract that is designed to provide upfront liquidity to individuals who hold investments in private companies in advance of a future realization event, such as an initial public offering (“IPO”) or acquisition of the private company. In exchange for the upfront liquidity, the holder of the PFC receives a secured interest in the collateral shares of the private company. PFCs are generally non-recourse to the individual and any return on such PFCs are contingent and will be dependent on various factors, such as the timing of a realization event, as well as on the value of the collateral at the time of settlement. PFCs are generally settled in cash upon the occurrence of a specified liquidity event, such as an IPO, tender offer by the issuer of the shares, a merger, acquisition, or other realization event. Unlike a loan, the individual does not have an obligation to pay any monthly or other periodic interest or principal payments or to repay the investment amount under the PFC, and the Fund would not receive any revenue on a PFC unless a realization event occurs.
The Fund invests primarily in unrated securities. Although the Fund’s fundamental policies described below do not permit the Fund to invest in consumer loans of sub-prime quality, unrated securities purchased by the Fund may be of credit quality comparable to securities rated below investment grade by a nationally recognized statistical rating organization (“NRSRO”). The Fund may invest, without limitation, in unrated securities that may be of a credit quality comparable to securities rated below investment grade. To the extent the Fund invests directly in fractional or whole interests in alternative lending securities, such investments will not include consumer loans that are of sub-prime quality. Otherwise, the fractional or whole interests in alternative lending securities or tranches of alternative lending securitizations in which the Fund may invest may be of a credit quality comparable to securities rated below investment grade. Below investment grade securities, which are often referred to as “junk,” have predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. They may also be difficult to value and illiquid.
The Fund may also invest in both rated senior classes of asset-backed securities as well as unrated subordinated (“residual”) interests in pools of alternative lending loans or securitizations. To the extent the Fund invests in residual interests in pools of alternative lending loans or securitizations, a small percentage of loans in the pools may include consumer loans of sub-prime quality.
The Fund has adopted the below fundamental policies, which may only be changed by the affirmative vote of a majority of the outstanding Shares of the Fund. For more information on the Fund’s stated fundamental policies, please see “Investment Policies and Practices—Fundamental Policies” in the Fund’s Statement of Additional Information.
•
The Fund may not invest in consumer loans that are deemed to be of sub-prime quality at the time of investment pursuant to guidelines developed by the Investment Adviser and implemented by the Platforms.

•	The Fund may not purchase alternative lending securities from Platforms whose primary business consists of originating sub-prime quality consumer loans.
•	The Fund may not purchase alternative lending securities deemed to be originated in emerging markets, pursuant to guidelines developed by the Investment Adviser and implemented by the Platforms.
•	The Fund may not purchase alternative lending securities from Platforms whose financial statements are not audited by a nationally recognized accounting firm and/or its international affiliates.
As described in further detail under “Alternative Lending,” an alternative lending Platform is a lending marketplace or lender other than a traditional lender such as a bank. In considering investments for the Fund, the Investment Adviser performs diligence on the Platforms from which the Fund purchases alternative lending securities. The Investment Adviser evaluates the process by which each Platform extends investments and related services to borrowers, as well as the characteristics of the investments made available through each Platform. The Fund seeks to purchase investments from a Platform that meet certain criteria (such as maturities and durations, borrower and security types, borrower credit quality and geographic locations of borrowers) and that provide broad exposure to that particular Platform’s loan originations. The Fund only invests in or through alternative lending Platforms that will provide the Fund with a written commitment to deliver, on an ongoing basis, individual investment-level data that is updated as often as the Fund’s current NAV per Share is calculated to reflect updated information regarding the borrower or the investment itself. The Fund only invests in investments for which the Investment Adviser can evaluate to its satisfaction the individual investment-level data related to the existence and valuation of the investments and used by the Fund for accounting purposes.
The Fund pursues its investment objective by investing primarily in alternative lending securities, either directly or through one or more wholly-owned and controlled subsidiaries (each, a “Subsidiary”) formed by the Fund. These securities typically provide the Fund with exposure to investments originated by alternative lending Platforms.
The Fund invests primarily in whole loans, but also may invest, to a lesser extent, in other types of alternative lending securities, which include:
•
shares, certificates, notes or other securities representing the right to receive principal and interest payments due on whole loans and pools of whole loans (“participation notes”), or fractions of whole loans or pools of whole loans (including “member-dependent payment notes” issued by some public Platforms domiciled in the United States, referred to as “fractional loans” herein);

•
securities issued by special purpose entities that hold either of the foregoing types of alternative lending securities (“asset-backed securities”), including pass-through certificates and securities issued by special purpose entities that hold mortgages (“mortgage-backed securities”);

•	notes evidencing a right to payment;
•	equity or debt securities (publicly or privately offered), including warrants, of alternative lending Platforms or companies that own or operate alternative lending Platforms; and
•	derivative instruments (which may include options, swaps or other derivatives) that provide exposure to any of the investments the Fund may make directly or that hedge components of such investments.
A large portion of the Fund’s investments in securities may be unsecured and have speculative characteristics and therefore may be high risk, including the heightened risk of nonpayment of interest or repayment of principal. Such securities are not secured by any collateral, not guaranteed or insured by any third-party and not backed by any governmental authority in any way. The Fund may gain exposure directly or indirectly to securities that are unsecured, secured by a perfected security interest in an enterprise or specific assets of an enterprise or individual borrower, and/or supported by a personal guarantee by individuals related to the borrower. The securities to which the Fund gains exposure may pay fixed or variable rates of interest, may have a variety of amortization schedules, may include borrowings that do not require amortization payments (i.e., are interest-only), and may have a term ranging from less than one year to thirty years or longer. This universe of investments is subject to change under varying market conditions and as alternative lending instruments and markets evolve over time.
The Fund may, but it is not required to, use derivatives and other similar instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, forwards, swaps, options, contracts for difference (“CFDs”), structured investments and other similar instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Such derivative transactions may subject the Fund to increased risk of principal loss due to unexpected movements in securities prices, interest rates, foreign exchange rates, credit spreads and imperfect correlations between the value of such instruments and the underlying instruments upon which derivatives transactions are based. Further, there can be no guarantee the Fund’s hedging activities will effectively offset any adverse impact of foreign exchange, interest rates or credit spread moves.
Investment Selection
The Investment Adviser seeks to identify attractive alternative lending securities for consideration in connection with investments by the Fund. In implementing the Fund’s investment program, the Investment Adviser has broad discretion to invest in alternative lending securities of different types and relating to a variety of borrower types and geographic regions (including regions inside and outside the United States), subject to the Fund’s stated fundamental policies. The Fund’s investments are currently sourced from Platforms based in the United States. In the future, the Fund’s investments may be sourced, without limitation, from Platforms domiciled outside or underwriting securities outside the United States, including in the United Kingdom and/or Europe (except emerging markets, as determined by the Platforms pursuant to guidelines developed by the Investment Adviser). The guidelines provide that generally, emerging market countries are countries that major international financial institutions (such as the World Bank) generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Within each geographic region and borrower type, the Investment Adviser has broad discretion to invest in securities that provide the Fund with a variety of exposures, including to risk and return characteristics, loan types, geographies and credit risk bands. Subject to any restrictions under applicable law (including diversification requirements under U.S. federal income tax law applicable to regulated investment companies), the Fund is not limited in terms of its exposure to any particular borrower profile or investment terms or characteristics, except as provided in the Fund’s stated fundamental policies. There is no stated limit on the percentage of assets the Fund may invest in a particular investment or the percentage of assets the Fund will allocate to any one investment type, borrower type, investment purpose, geographic region, borrower creditworthiness, term or form of security or guarantee permitted by the Fund’s fundamental policies. The Fund may, at times, focus its investments on instruments meeting one or more of these criteria.
There is currently no active secondary trading market available for many of the investments in which the Fund invests and, as a result, the Fund may often hold investments to maturity. However, the Fund may sell certain of its investments into a securitization and/or to unrelated third parties before maturity in circumstances that the Investment Adviser determines will provide the Fund with more attractive pricing, or liquidity at a more rapid pace than is expected from the amortization of the Fund’s underlying collateral or from recovery efforts on delinquent or defaulted investments.
The Fund may make investments in alternative lending securities directly or indirectly through one or more Subsidiaries. Each Subsidiary may invest, for example, in whole loans or in shares, certificates, notes or other securities representing the right to receive principal and interest payments due on whole loans and pools of whole loans (“participation notes”), or fractions of whole loans or pools of whole loans, or any other security that the Fund may hold directly. References herein to the Fund include references to a Subsidiary in respect of the Fund’s exposure to alternative lending securities.
Portfolio Construction
The Investment Adviser, as part of its portfolio construction process, performs diligence on the Platforms from which the Fund purchases alternative lending securities in order to evaluate both the process by which each Platform extends investments to borrowers and provides related services and the characteristics of the overall portfolio of investments made available through that Platform. As part of its diligence process, the Investment Adviser monitors on an ongoing basis the underwriting quality of each Platform through which it invests in alternative lending securities, including an analysis of the historical and ongoing “loan tapes” that often include investment underwriting data and actual payment experience for all individual investments originated by the Platform that are comparable to the investments purchased, or to be purchased, by the Fund. In addition, the Investment Adviser conducts periodic meetings with the Platforms for purposes of assessing and evaluating the underwriting quality at each Platform for each investments type. Although the Fund conducts diligence on the Platforms, the Fund generally does not have the ability to independently verify the information provided by the Platforms respecting individual investments and other alternative lending securities, other than certain payment information regarding such instruments owned by the Fund, which the Fund evaluates as payments are received. The Fund monitors the characteristics of the alternative lending securities it purchases on an ongoing basis. Once the Fund acquires an investment from a Platform, the Platform provides the Fund with certain information to enable the Investment Adviser to monitor the performance of the Fund’s overall portfolio and to determine whether such investments comply with the Fund’s investment criteria. The Fund also periodically reviews certain aspects of the Platforms’ credit models and monitor the Platforms with a view toward ensuring that sound underwriting standards are maintained over time.
The alternative lending securities in which the Fund invests are investments originated through non-traditional lending Platforms, or securities that provide the Fund with exposure to such instruments. Such investments may include the following:
Whole Loans. The Fund invests primarily in whole loans. When the Fund invests directly or indirectly in whole loans, it typically purchases all rights, title and interest in the loans pursuant to a whole loan purchase agreement directly from the Platform or its affiliate. In exchange for a servicing fee, the Platform or a third-party servicer typically continues to service the loans that it originates, collecting payments and distributing them to investors, less any servicing fees assessed against the Fund. The servicing entity typically will make all decisions regarding acceleration or enforcement of the loans following any default by a borrower. The Fund expects to engage a backup servicer in case any Platform or affiliate of the Platform ceases to exist or fails to perform its servicing functions. The Fund, as an investor in a whole loan, would be entitled to receive payment only from the borrower and/or any guarantor, and would not be entitled to recover any deficiency of principal or interest from the Platform if the underlying borrower defaults on its payments due with respect to a loan, except under very narrow circumstances, which may include fraud by the borrower in some cases. As described above, the whole loans in which the Fund may invest may be secured or unsecured.
Shares, Certificates, Notes or Other Securities. The Fund may also invest directly or indirectly in shares, certificates, notes or other securities representing the right to receive principal and interest payments due on whole loans and pools of whole loans (“participation notes”), or fractions of whole loans (“fractional loans”) or pools of whole loans. The Platform (or any separate special purpose entity organized by or on behalf of the Platform) may hold the whole loans underlying such securities on its books and issue to the Fund, as an investor, a share, certificate, note or other security, the payments on which track and depend upon the borrower payments on the underlying loans. As with whole loans, the Platforms or third-party servicers typically continue to service the underlying loans on which the performance of such securities is based. Such securities may be linked to any of the types of whole loans in which the Fund may invest directly. Such securities may also be participation notes or fractional loans. These securities may be sold through registered public offerings or through unregistered private offerings.
Equity Securities. The Fund may invest directly or indirectly in public or private equity securities issued by alternative lending Platforms or companies that own or operate alternative lending Platforms (or their affiliates), including common stock, preferred stock, convertible stock and/or warrants. For example, the Fund may invest in securities issued by a Platform, which may provide the Platform with the financing needed to support its lending business. An equity interest in a Platform or related entity represents ownership in such company, which may provide voting rights and entitle the Fund, as a shareholder, to a share of the company’s success through dividends and/or capital appreciation. The Fund may also invest directly or indirectly in equity securities of both foreign and U.S. small and mid-cap companies. The equity investments in which the Fund may invest include common stock, preferred stock, rights and warrants and convertible securities.
Debt Securities. The Fund may invest directly or indirectly in debt securities (including loans) issued by alternative lending Platforms or companies that own or operate alternative lending platforms. The Fund may have exposure to the debt securities of U.S. or foreign issuers. These debt securities may have fixed or floating interest rates; may or may not be collateralized; and may be below investment grade or unrated but judged by the Investment Adviser to be of comparable quality (debt securities that are below investment grade are commonly called “junk bonds”). Debt securities are fixed or variable/floating-rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Debt is generally used by corporations, individuals, governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Some debt securities are “perpetual” in that they have no maturity date. The Fund has no limits as to the maturity of debt securities in which it invests directly or indirectly. Such investments may be within any maturity range (short, medium or long) depending on the Investment Adviser’s evaluation of investment opportunities available within the debt securities market. Similarly, the Fund has no limits as to the market capitalization range of the issuers. A debt investment made by the Fund could take the form of a loan, convertible note, credit line or other extension of credit made by the Fund to a Platform operator. The Fund would be entitled to receive interest payments on its investment and repayment of the principal at a set maturity date or otherwise in accordance with the governing documents.
Asset-Backed Securities. The Fund may invest in asset-backed securities, which are bonds and other debt securities backed by, or residual equity interests in, pools of alternative lending securities. These investments include bonds or other debt securities issued by special purpose vehicles (“SPVs”) established solely for the purpose of holding alternative lending debt securities and issuing securities (“asset-backed securities”) secured only by such underlying assets (which practice is known as securitization). The Fund may invest, for example, in an SPV that holds a pool of loans originated by a particular Platform. The SPV may enter into a service agreement with the operator or a related entity to ensure continued collection of payments, pursuit of delinquent borrowers and general interaction with borrowers in much the same manner as if the securitization had not occurred. The Fund may invest in both rated senior classes of asset-backed securities as well as residual classes of pools of alternative lending securities. The subordinated classes of alternative lending securities in which the Fund may invest are typically considered to be an illiquid and highly speculative investment, as losses on the underlying assets are first absorbed by the subordinated classes.
The SPV may issue multiple classes of asset-backed securities with different levels of seniority. The more senior classes will be entitled to receive payment before the subordinate classes if the cash flow generated by the underlying assets is not sufficient to allow the SPV to make payments on all of the classes of the asset-backed securities. Accordingly, the senior classes of asset-backed securities receive higher credit ratings (if rated) whereas the subordinated classes have higher interest rates.
Payments of principal and interest on such bonds and debt securities are dependent upon the cash flows generated by the underlying loans, and therefore these investments are subject to the same types of risks as direct investments in alternative lending securities.
The SPV may issue multiple classes of asset-backed securities with different levels of seniority. The more senior classes will be entitled to receive payment before the subordinate classes if the cash flow generated by the underlying assets is not sufficient to allow the SPV to make payments on all of the classes of the asset-backed securities. Accordingly, the senior classes of asset-backed securities receive higher credit ratings (if rated) whereas the subordinated classes have higher interest rates.
Payments of principal and interest on such bonds and debt securities are dependent upon the cash flows generated by the underlying loans, and therefore these investments are subject to the same types of risks as direct investments in alternative lending securities.
Other Asset-Backed Securities. The Fund may invest in, and may sell certain of its alternative lending-related investments to, securitization vehicles formed by alternative lending platforms or third parties for the purpose of acquiring alternative lending-related investments and issuing securities the payments on which are funded by payments received on such entities’ underlying investments. Such asset-backed securities, including mortgage-backed securities, may be issued in different tranches of debt and residual equity interests with different rights and preferences. The Fund may hold any tranche of such asset-backed securities. The volume and frequency of the Fund’s sales of pools of loans to securitization vehicles may increase as more active and reliable secondary market develops over time.
Specialty Finance Assets. The Fund may invest in a wide variety of specialty finance assets, including but not limited to automobile purchases, equipment finance, transportation leasing, real estate financing or PFCs. To the extent the Fund invests in real estate financings, such investments are limited to real estate financings where, at the time of investment, the loan-to-value ratio of the property is less than or equal to 95%. These investments may be structured as direct loans or as other financial instruments, including but not limited to home equity investments (“HEIs”). HEIs generally provide homeowners with cash upfront in exchange for the investor receiving a variable percentage of the future values of the residential property. HEIs are typically structured as forward purchase agreements or option purchase agreements whereby the originator, in exchange for the investment amount, acquires an option to purchase a variable percentage ownership interest in the related property, or a percentage of the increase in the value of the related property, which is realized upon the occurrence of certain enumerated realization events. An HEI typically is secured by a lien against the residential property, most commonly a second priority lien behind the primary mortgage lender. An HEI is a non-recourse obligation of the related homeowner. HEIs are generally settled in cash upon the occurrence of a realization event, such as the sale of the related property, or the refinancing of the first lien mortgage loan secured by the related property or the maturity date of the HEI (typically from 10 to 30 years), upon which date settlement is required, which could require a home sale or a refinancing. Any return on such HEIs are contingent and will be dependent on various factors, such as the timing of a realization event, as well as on the value of the related property at the time of settlement. Unlike a mortgage loan, the homeowner does not have an obligation to pay any monthly or other periodic principal or interest payments or to repay the investment amount under the HEI and the Fund would not receive any revenue (via asset appreciation) on an HEI unless a realization event occurs. A PFC is a contract that is designed to provide upfront liquidity to individuals who hold investments in private companies in advance of a future realization event, such as an initial public offering or acquisition of the private company. In exchange for the upfront liquidity, the holder of the PFC receives a secured interest in the collateral shares of the private company. PFCs are generally non-recourse to the individual and any return on such PFCs are contingent and will be dependent on various factors, such as the timing of a realization event, as well as on the value of the collateral at the time of settlement. PFCs are generally settled in cash upon the occurrence of a specified realization event, such as an IPO, tender offer by the issuer of the shares, a merger, acquisition, or other transaction. Unlike a loan, the individual does not have an obligation to pay any monthly or other periodic interest or principal payments or to repay the investment amount under the PFC, and the Fund would not receive any revenue on a PFC unless a realization event occurs.
Real Estate-Related Assets. The Fund may invest in real estate-related assets, including but not limited to equity, debt, derivatives, such as options, swaps, warrants, futures, and forwards, and other securities secured by a present or future interest in real property. The Fund may hold these investments through many vehicles, including Real Estate Investment Trusts (“REITs”) and Real Estate Mortgage Investment Conduits (“REMICs”) and real estate-linked derivative instruments, including options, swaps, futures, forwards or other derivative instruments. See “Additional Risks–Derivatives.” Tax consequences for Shareholders and the Fund depend on the vehicle in which the investments are held. Various factors will influence the vehicle selection, including tax, administrative, and operational considerations.
The Fund may also pursue its investment objective by investing in equity or debt securities issued by real estate investment trusts (“REITs”), pooled investment vehicles that invest in REITs, or through real estate mortgage investment conduits (“REMICs”). REITs and REMICs are pooled real estate investment vehicles that own, and typically operate, certain qualified real estate and real estate-related assets. By investing in REITs indirectly through the Fund, an investor will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of REITs. REITs can be listed and traded on national securities exchanges or can be traded privately between individual owners. An exchange-traded REIT is generally more liquid than a REIT that is not traded on a securities exchange. The Fund may invest in both exchange-traded and privately-traded REITs.
The Fund may invest in REITs and REMICs, which invest in and own real estate directly, and generally invest a majority of their assets in income-producing properties to generate cash flow from rental income and gradual asset appreciation. REITs and REMICs can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. REITs and REMICs may also invest in non-income producing properties or real-estate related assets.
The Fund will not invest in alternative lending securities deemed to be of sub-prime quality at the time of investment pursuant to guidelines developed by the Investment Adviser. “Sub-prime” does not have a specific legal or market definition, but is understood in the credit marketplace to signify that an investment has a material likelihood that it will not be repaid. These guidelines look to a number of borrower-specific factors to determine a borrower’s ability to repay an investment, such as employment status, income, assets, education and credit bureau data where available. The Fund may also invest in subordinated classes of loans or other assets, including rated or unrated equity tranches, which may include in the pool consumer loans of sub-prime quality. These investments are typically considered to be illiquid and highly speculative, as they are more sensitive to defaults and realized losses in relation to underlying assets than other tranches and are required to absorb losses before the more senior classes are required to do so. Furthermore, these investments possess credit quality similar to below investment grade securities, which are often referred to as “junk,” and have predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. The Fund is not required to sell or otherwise dispose of any loan or security that loses its credit rating or has its credit rating reduced after the Fund has purchased it. The Fund will not invest in payday loans. “Payday loans” are deemed by the Investment Adviser to be a category of sub-prime unsecured consumer loans. Payday loans are typically small-dollar, short term loans that consumer borrowers promise to repay out of their next paycheck or regular income payment. Payday loans are usually priced at a fixed dollar fee, which represents the finance charge to the consumer borrower. Because these loans have relatively short terms to maturity, the cost of borrowing, when annualized, typically produces a very high annual percentage rate. Consumer borrowers who obtain payday loans frequently have limited financial capacity or blemished or insufficient credit histories that limit their access to lower cost borrowing alternatives. Determinations as to the eligibility of investments for purchase by the Fund are made pursuant to guidelines developed by the Investment Adviser and implemented by the Platforms.
In response to adverse market, economic or political conditions, the Fund may invest temporarily in high quality fixed income securities, money market instruments and affiliated or unaffiliated money market funds or may hold cash or cash equivalents for temporary defensive purposes. In addition, the Fund may also make these types of investments to maintain the liquidity necessary to effect repurchases of Shares.

Risk Factors [Table Text Block]
Risk Considerations
Risk is inherent in all investing. Investors should carefully consider the Fund’s risks and investment objective, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program. The risks below include risks associated with investments in the Fund specifically, as well as risks generally associated with investment in a fund with investment objectives, investment policies, capital structure or trading markets similar to the Fund’s. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. Therefore, before investing, you should consider carefully the following risks that you assume when you invest in the Fund’s Shares.
The Fund is subject to the principal risks noted below, whether through the Fund’s direct investments, investments through a Subsidiary or derivatives positions. As with any investment company, there is no guarantee that the Fund will achieve its investment objective. You could lose all or part of your investment in the Fund, and the Fund could underperform other investments.
Alternative Lending Risk Considerations
Loans may carry risk and be speculative. Loans are risky and speculative investments. The loans are obligations of the borrower and depend entirely for payment on receipt of payments by a borrower. If a borrower fails to make any payments, the amount of interest payments received by the Fund will be reduced. Many of the loans in which the Fund invests are unsecured personal loans. However, the Fund may invest in business and specialty finance, including secured loans. If borrowers do not make timely payments of the interest due on their loans, the yield on the Fund’s Shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the Fund’s NAV will decrease. Uncertainty and negative trends in general economic conditions in the United States and abroad, including significant volatility in credit markets, historically have created a difficult environment for companies in the lending industry. Many factors may have a detrimental impact on the Platforms’ operating performance and the ability of borrowers to pay principal and interest on loans. These factors include general economic conditions, unemployment levels, energy costs and interest rates, as well as events such as natural disasters, acts of war, terrorism and catastrophes.
Risks related to alternative lending securities include:
Prepayment Risk. Borrowers may have the option to prepay all or a portion of the remaining principal amount due under a borrower loan at any time without penalty. In the event of a prepayment of the entire remaining unpaid principal amount of a borrower loan in which the Fund invests, the Fund will receive such prepayment but further interest will not accrue on such loan after the date of the prepayment. If the borrower prepays a portion of the remaining unpaid principal balance, interest will cease to accrue on the prepaid portion, and the Fund will not receive all of the interest payments that it expected to receive.
When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in loans or other securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation), as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the Fund will generally be at lower rates of return than the return on the assets that were prepaid, which may result in a decline in the Fund’s income and distributions to Shareholders. Prepayment reduces the yield to maturity and the average life of a loan or other security.
Interest Rate Risk. Interest rate risk is the risk that investments will decline in value because of changes in market interest rates. When interest rates rise the market value of a loan or other debt securities generally will fall, and when interest rates fall the market value of such securities generally rise. The Fund’s investment in such securities means that the NAV and market price of the Shares may decline if market interest rates rise. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). Investments in loans or other debt securities with long-term maturities may experience significant price declines if long-term interest rates increase. This is known as maturity risk. The value of the Fund’s investments in common shares or other equity securities may also be influenced by changes in interest rates.
Investments in variable rate loans or other debt instruments, although generally less sensitive to interest rate changes than longer duration fixed rate instruments, may nevertheless decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Conversely, variable rate instruments will not generally increase in value if interest rates decline. Synthetic variable rate debt instruments include the additional risk that the derivatives transactions used to convert a fixed interest rate into a variable interest rate may not work as effectively as intended, such that the Fund is worse off than if it had invested directly in variable rate debt instruments. Inverse variable rate debt securities may also exhibit greater price volatility than a fixed-rate debt obligation with similar credit quality. To the extent the Fund holds variable rate instruments, a decrease (or, in the case of inverse variable rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Shares.
Default Risk. Loans have substantial vulnerability to default in payment of interest and/or repayment of principal. In addition, at times the repayment of principal or interest may be delayed. Certain of the loans in which the Fund may invest have large uncertainties or major risk exposures to adverse conditions, and should be considered to be predominantly speculative. Loan default rates may be significantly affected by economic downturns or general economic conditions beyond the Fund’s control. In particular, default rates on loans may increase due to factors such as prevailing interest rates, the rate of unemployment, the level of consumer confidence, residential real estate values, currency values, energy prices, changes in consumer spending, the number of personal bankruptcies, disruptions in the credit markets and other factors. The significant downturn in the global economy that occurred several years ago caused default rates on consumer loans to increase.
The default history for loans may differ from that of the Fund’s investments. Loan losses (which may include both defaults and charge-offs) may differ across Platforms and by loan type. Platforms in which the Fund invests may experience significant cumulative loan losses, particularly for lower-rated, higher risk loans. The default history for loans sourced via Platforms may be limited, actual defaults may be greater than indicated by historical data and the timing of defaults may vary significantly from historical observations. Generally, in a rising interest rate environment, default rates may increase compared to their historical averages. The Platforms make payments ratably on an investor’s investment only if they receive the borrower’s payments on the corresponding loan. If the Platforms do not receive payments on the corresponding loan related to an investment, the investor will not be entitled to any payments under the terms of the investment. Further, investors may have to pay a Platform an additional servicing fee for any amount recovered on a delinquent loan and/or by the Platform’s third-party collection agencies assigned to collect on the loan. The Fund may be limited in its ability to recover any outstanding principal and interest under the loans because substantially all of the loans may be unsecured or undercollateralized, the loans will not be guaranteed or insured by any third-party or backed by any governmental authority, legal enforcement of the loans may be impracticable due to the relatively small size of the loans and the Fund will not have the ability to directly enforce creditors’ rights under the loans.
If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the Fund’s NAV will decrease. Uncertainty and negative trends in general economic conditions in the United States and abroad, including significant volatility in credit markets, historically have created a difficult environment for companies in the lending industry. Many factors may have a detrimental impact on the Platforms’ operating performance and the ability of borrowers to pay principal and interest on loans. These factors include general economic conditions, unemployment levels, energy costs and interest rates, as well as events such as natural disasters, acts of war, terrorism and catastrophes.
The interest rate, timing of payments or the overall amount to be repaid, of a loan the Fund holds may be altered in the discretion of the loan servicer or by operation of law or regulation. This risk may be particularly acute during periods of market dislocation. Any such modification could adversely affect Fund performance by, among other things, delaying the receipt of payments, reducing the overall amount to be repaid by the borrower, or otherwise lowering the value of the credit. The Fund will typically have no ability to modify loans itself or to limit the authority of the servicing entity to do so.
Credit Risk. Credit risk is the risk that a borrower or an issuer of a debt security or preferred stock, or the counterparty to a derivatives contract, will be unable to make interest, principal, dividend, or other payments when due. In general, lower rated securities carry a greater degree of credit risk. If rating agencies lower their ratings of securities in the Fund’s portfolio or if the credit standing of borrowers of loans in the Fund’s portfolio decline, the value of those obligations could decline. In addition, the underlying revenue source for a debt security, a preferred stock or a derivatives contract may be insufficient to pay interest, principal, dividends or other required payments in a timely manner. Because a significant primary source of cash available for income distributions by the Fund is the interest, principal and other payments on loans in which it invests, any default by a borrower could have a negative effect on the
Fund’s ability to pay dividends on Shares and/or cause a decline in the value of Fund assets. Even if the borrower or issuer does not actually default, adverse changes in the borrower’s or issuer’s financial condition may negatively affect the borrower’s or issuer’s credit ratings or presumed creditworthiness. These developments would adversely affect the market value of the borrower’s or issuer’s obligations or the value of credit derivatives if the Fund has sold credit derivatives.
Risk of Unsecured Loans. Many of the Fund’s investments are associated with loans that are unsecured obligations of borrowers. This means that the investments are not secured by any collateral, not insured by any third party, not backed by any governmental authority in any way and typically not guaranteed by any third party. When a borrower defaults on an unsecured loan, the holder’s only recourse is generally to sell the holder’s rights to principal or interest recovered at a discount to face value, or to accelerate the loan and enter into litigation to recover the outstanding principal and interest. There is no assurance that such litigation would result in full repayment of the loan and the costs of such measures may frequently exceed the outstanding unpaid amount of the borrowing. The Fund generally needs to rely on the efforts of the Platforms, servicers or their designated collection agencies to collect on defaulted loans and there is no guarantee that such parties will be successful in their efforts to collect on loans. In addition, the Fund’s investments in shares, certificates, notes or other securities representing an interest in a special purpose entity organized by an alternative lending Platform and the right to receive principal and interest payments due on whole loans, participation notes or fractional loans owned by such entity are typically unsecured obligations of the issuer. As a result, the Fund generally may not look to the underlying loans to satisfy delinquent payments on such interests, even though payments on such interests depend entirely on payments by underlying borrowers on their loans.
Competition and Risks of Locating Suitable Investments; Ramp-Up Period. The success of the Fund depends on the Investment Adviser’s ability to identify and make suitable investments. The business in which the Fund operates, however, is highly competitive, rapidly changing and involves a high degree of risk. The Fund competes with a number of other sources of capital having an investment objective similar to those of the Fund. Some of the Fund’s competitors may have higher risk tolerance or different risk assessments. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than the Fund is able to. The Fund may lose investment opportunities if it does not match its competitors’ pricing and terms. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors are not subject to the regulatory restrictions that the 1940 Act and other regulations impose on it as a closed-end fund. Furthermore, there is a risk that the Fund will not be able to deploy its capital or reinvested capital in a timely or efficient manner given the increased demand for suitable loans. The rate of reinvestment of such capital would be contingent on the availability of suitable inventory at that time. The Fund may be unable to find a sufficient number of attractive loans to meet its investment objective.
The Fund depends on the Platforms’ ability to attract and identify sufficient borrower members to meet investor demand. If there are not sufficient qualified investment requests from borrowers, the Fund may be unable to deploy or reinvest its capital in a timely or efficient manner. In such event, the Fund may be forced to invest in cash, cash equivalents, or other assets that fall within its investment policy, all of which generally offer lower returns than the Fund’s target returns from investments. The Fund invests cash held in cash deposits, cash equivalents and fixed income instruments for cash management purposes. Interim cash management is likely to yield lower returns than the expected returns from investments.
While the Fund expects it will be able to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, directly or indirectly in alternative lending securities and other securities that meet the Fund’s investment objective and policies within three months after the receipt of proceeds from the offering, there are no assurances that there will be sufficient suitable investments in which to invest the Fund’s proceeds within this time frame. Moreover, there can be no assurance as to how long it will take for the Fund to invest any or all of the net proceeds of the offering, if at all, and the longer the period the greater the likelihood that the Fund’s performance will be materially adversely affected.
Platform Risk. The Fund is highly dependent on the Platforms for investment data, origination, sourcing and servicing. The interest rates on loans and/or pricing terms of instruments are generally fixed by the Platforms on the basis of an analysis of the borrower’s credit and/or any applicable collateral. The analysis is done through credit decisions and scoring models that may prove to be inaccurate, be based on false, misleading or inaccurate information, be subject to programming or other errors and/or be ineffective entirely. Further, the Fund’s Investment Adviser may not be able to perform any independent follow-up verification on borrowers. As a general matter, borrowers assessed as having a higher risk of default are assigned higher rates or less favorable pricing. The Fund’s investment in any direct loan or similar instrument is not protected by any government guarantee.
The Platforms are for-profit businesses; they typically generate revenue by collecting a one-time fee on funded investments from borrowers or investors, by selling assets at a premium and/or by assessing a servicing fee to investors such as the Fund (typically a fixed amount annually, a percentage of the asset amount or a percentage of cash flows). Bankruptcy of the Platform that facilitated an investment may also put the Fund’s investment at risk. An investor may become dissatisfied with the Platform’s marketplace if a product underlying its investment is not repaid and/or it does not receive full payment. As a result, such Platform’s reputation may suffer and the Platform may lose investor confidence, which could adversely affect investor participation on the Platform’s marketplace. When transacting on certain Platforms, the Fund may be required to advance cash to be held in a clearing account for a short time before the alternative lending security is transferred to the Fund in return for an irrevocable right to receive a loan or other instrument from a Platform. In the event of the bankruptcy or insolvency of the Platform, the Fund may sustain losses and/or experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund will engage a backup servicer in the event that any Platform or servicing affiliate of the Platform ceases to exist or fails to perform its servicing functions.
The Platforms have encountered and will continue to encounter risks, uncertainties, expenses and difficulties, including: navigating complex and evolving regulatory and competitive environments; increasing the number of borrowers and investors utilizing their marketplace; increasing the volume of investments facilitated through their marketplace and transaction fees received for matching borrowers and investors through their marketplace; entering into new markets and introducing new products; continuing to revise the marketplace’s proprietary credit decisions and scoring models; continuing to develop, maintain and scale their Platforms; effectively using limited personnel and technology resources; effectively maintaining and scaling their financial and risk management controls and procedures; maintaining the security of the Platform and the confidentiality of the information provided and utilized across the Platform; and attracting, integrating and retaining an appropriate number of qualified employees. If Platforms are not able to effectively address these requirements in a timely manner, the Platforms’ businesses and the results of their operations may be harmed, which may reduce the possible available investments for the Fund.
Multiple banks may originate investments for the Platforms. If such a bank were to suspend, limit or cease its operations, or a Platform’s relationship with a bank were to otherwise terminate, such Platform may need to implement a substantially similar arrangement with another funding bank, obtain additional state licenses or curtail its operations. Transitioning originations to a new funding bank may result in delays in the issuance of investments or may result in a Platform’s inability to facilitate investments. If a Platform is unable to enter in an alternative arrangement with a different funding bank, the Platform may need to obtain a state license in each state in which it operates in order to enable it to originate investments, as well as comply with other state and federal laws, which would be costly and time-consuming. If a Platform is unsuccessful in maintaining its relationships with the funding banks, its ability to provide investments could be materially impaired and its operating results would suffer. The Fund is dependent on the continued success of the Platforms that originate the Fund’s investments. If such Platforms were unable or impaired in their ability to operate their lending business, the Investment Adviser may be required to seek alternative sources of investments (e.g., investments originated by other Platforms), which could adversely affect the Fund’s performance and/or prevent the Fund from pursuing its investment objective and strategies.
As discussed above, the Platforms make payments ratably on an investor’s investment only if they receive the borrower’s payments on the corresponding investments. There may be a delay between the time the Platform receives a borrower’s payments and distributes the proceeds to investors, including the Fund. This time delay may, among other things, adversely affect the valuation of the Fund’s portfolio or prevent the Fund from taking advantage of certain investment opportunities.
The Platforms could depend on debt facilities and other forms of debt in order to finance most of the loans and/or investments they make to their customers. However, these financing sources may not continue to be available beyond the current maturity date of each debt facility, on reasonable terms or at all. As the volume of investments that a Platform makes to customers increases, it may require the expansion of its borrowing capacity on its existing debt facilities and other debt arrangements or the addition of new sources of capital. The availability of these financing sources depends on many factors, some of which are outside of the Platform’s control. The Platforms may also experience the occurrence of events of default or breaches of financial or performance covenants under their debt agreements, which could reduce or terminate their access to institutional funding.
Security breaches of customers’ confidential information that the Platforms store may harm a Platform’s or the Fund’s reputation and expose them to liability. The collection, processing, storage, use and disclosure of personal data could give rise to liabilities as a result of governmental regulation, conflicting legal requirements or differing views of personal privacy rights. A Platform’s ability to collect payment on investments and maintain accurate accounts may be adversely affected by computer viruses, physical or electronic break-ins, technical errors and similar disruptions. A Platform and its internal systems rely on software that is highly technical, and if it contains undetected errors, the Platform’s business could be adversely affected. A Platform may rely on data centers to deliver its services. Any disruption of service at these data centers could interrupt or delay a Platform’s ability to deliver its service to its customers. The Platforms’ businesses are subject to the risks of earthquakes, fire, power outages, floods and other catastrophic events, and to interruption by man-made problems such as strikes and terrorism. Demand for the Platforms’ investments may decline if they do not continue to innovate or respond to evolving technological changes. A Platform may evaluate, and potentially consummate, acquisitions, which could require significant management attention, disrupt the Platform’s business, and adversely affect its financial results. Because some investors may come to a Platform’s website via hyperlinks from websites of referral partners, it is possible that an unsatisfied investor could make a claim against such Platform based on the content of these third-party websites that could result in claims that are costly to defend and distracting to management. A Platform may be sued by third parties for alleged infringement of their proprietary rights, which could harm such Platform’s business. It may be difficult and costly to protect the Platforms’ intellectual property rights, and a Platform may not be able to ensure its protection. Some aspects of a Platform may include open-source software, and any failure to comply with the terms of one or more of these open source licenses could negatively affect a Platform’s business.
Online lending is operating in an unsettled legal environment. Participants may be subject in certain cases to higher risk of litigation alleging violations of federal and state laws and regulations and consumer law torts, including fraud. There is a risk that should regulatory or legal action be concluded in the favor of borrowers, the Fund may be required to modify the terms of its investments and potentially realize a loss or a lower return on its investments.
In the event that the number of Platforms through which the Fund invests were to be limited in number, whether due to termination of existing agreements or failure to secure agreements or other terms with other Platforms, the Fund may be subject to certain risks associated with investing through a small number of Platforms. Investing in a limited number of Platforms, loans, or HEIs that were originated using a particular Platform’s underwriting criteria exposes the Fund’s investments to a greater risk of default and risk of loss. The fewer Platforms through which the Fund invests in, the greater the risks associated with those Platforms changing their arrangements will become. For instance, the Platforms may change their underwriting and credit models, borrower acquisition channels and quality of debt collection procedures in ways which may make such products unsuitable for investment by the Fund. From time to time the Fund may enter into arrangements with one or more Platforms that, depending on market circumstances, may make sourcing from any particular Platform more or less attractive relative to its peers. In addition, a Platform may become involved in a lawsuit, which may adversely impact that Platform’s performance and reputation and, in turn, the Fund’s portfolio performance.
Servicer Risk. The Fund expects that all of its direct and indirect investments in loans or HEIs originated by alternative lending Platforms will be serviced by a Platform or a third-party servicer. In the event that the servicer is unable to service the loan or HEI, there can be no guarantee that a backup servicer will be able to assume responsibility for servicing in a timely or cost-effective manner; any resulting disruption or delay could jeopardize payments due to the Fund in respect of its investments or increase the costs associated with the Fund’s investments. If the servicer becomes subject to a bankruptcy or similar proceeding, there is some risk that the Fund’s investments could be re-characterized as a secured loan or other type of investment, such as a mortgage, from the Fund to the Platform, as described more fully (with respect to the potential bankruptcy of a Platform) under “Risks Relating to Compliance and Regulation of Online Lending Participants in the United States,” which could result in uncertainty, costs and delays from having the Fund’s investment deemed part of the bankruptcy estate of the Platform, rather than an asset owned outright by the Fund.
Potential Inaccuracy of Information Supplied by Prospective Borrowers. The Fund is dependent on the Platforms to collect and verify certain information about each loan or HEI and prospective obligors and/or applicable collateral. Prospective borrowers may supply a variety of information regarding the purpose of the loan or HEI, income, occupation and employment status, as well as information with respect to the residential property for HEI investments, that may be included in the Platforms’ underwriting. As a general matter, the Platforms may not verify the majority of this information, which may be incomplete, inaccurate, false or misleading. Prospective borrowers may misrepresent any of the information they provide to the Platforms, including their intentions for the use of proceeds. As a general matter, the Platforms may not verify any statements by prospective borrowers as to how proceeds are to be used nor confirm after funding how proceeds were used. To the extent false, misleading or incomplete information was supplied, it could adversely affect the Fund’s income and distributions to Shareholders.
Risks Associated with the Platforms’ Credit Scoring Models. A prospective borrower is assessed by a Platform based on a number of factors, such as the borrower’s credit score and credit history as well as, with respect to HEIs, the applicable residential property, and their equity therein, and the current loan-to-value. Credit scores are produced by third-party credit reporting agencies based on a borrower’s credit profile, including credit balances, available credit, timeliness of payments, average payments, delinquencies and account duration. This data is furnished to the credit reporting agencies by the creditors. A credit score or loan grade assigned to a borrower member by a Platform may not reflect that borrower’s actual creditworthiness because the credit score may be based on outdated, incomplete or inaccurate reporting data.
The Platforms’ credit decisions and scoring models are based on algorithms that could potentially contain programming or other errors, prove to be ineffective, or the data provided by borrowers or third parties may be incorrect or stale. If any of this occurs, pricing and approval processes could be negatively affected, resulting in mispriced or misclassified loans or HEIs, which could ultimately have a negative impact on the Fund’s income and distributions to Shareholders.
Additionally, it is possible that following the date of any credit information received, a borrower member may have become delinquent in the payment of an outstanding obligation, defaulted on a pre-existing debt obligation, taken on additional debt, applied simultaneously for a loan or HEI through multiple Platforms, or sustained other adverse financial or life events resulting in a reduction in the borrower’s creditworthiness. Also, if this information becomes unavailable or becomes more expensive to access, it could increase the Platforms’ costs as they seek alternative sources of information.
In performing its credit analysis, each Platform will be reliant on the borrower’s credit information and/or information with respect to the relevant collateral for HEIs, which may be out of date, incomplete or inaccurate. In addition, for consumer loans, the Platforms will likely not have access to consolidated financial statements or other financial information about the borrowers, and the information supplied by borrowers may be inaccurate or intentionally false. Unlike traditional lending, the Platforms will not be able to perform any independent follow-up verification with respect to a borrower member, as in many cases the borrower member’s name, address and other contact details remain confidential.
Because of these factors, the Investment Adviser may make investment decisions based on outdated, inaccurate or incomplete information.
Risk of Increase in Consumer Credit Default Rates. The Fund’s investment strategy and valuation of portfolio investments is dependent on projected consumer default rates. Actual defaults may be greater than indicated by historical data, and the timing of defaults may vary significantly from historical observations. Importantly, historical observations do not cover any period of severe economic downturn. Any future downturns in the economy may result in high or increased loan default rates, including with respect to consumer credit card debt. Furthermore, in a rising interest rate environment, default rates are likely to increase compared to their historical averages. Significant increases in default rates could impact the Fund’s ability to provide quarterly liquidity to its Shareholders. See “Limited Secondary Market and Liquidity of Alternative Lending Securities.”
Limited Secondary Market and Liquidity of Alternative Lending Securities. Alternative lending securities generally have a maturity of up to seven years. HEI maturity, as detailed above, typically ranges from 10 to 30 years. Investors acquiring alternative lending securities directly through Platforms and hoping to recoup their entire principal must generally hold their investments through maturity. There is also currently no active secondary trading market for many of the investments in which the Fund invests, and there can be no assurance that such a market will develop in the future. The Fund is dependent on the Platforms to sell the Fund investments that meet the Fund’s investment criteria. There is currently very limited liquidity in the secondary trading of these investments. Alternative lending securities, including HEIs, are not at present listed on any national or international securities exchange. Until an active secondary market develops, the Fund may often hold investments to maturity and may not necessarily be able to access significant liquidity. In the future, the Fund may purchase alternative lending securities from, or sell alternative lending securities through, a secondary market to the extent such a market exists, including privately negotiated secondary purchases. In the event of adverse economic conditions in which it would be preferable for the Fund to sell certain of its investments, the Fund may not be able to sell a sufficient proportion of its portfolio as a result of liquidity constraints. In such circumstances, the overall returns to the Fund from its investments may be adversely affected. In addition, the limited liquidity may cause a Platform’s other investors and potential investors to consider these investments to be less appealing, and demand for these investments may decrease, which may adversely affect the Platforms’ business. Moreover, certain alternative lending securities are subject to certain additional significant restrictions on transferability. The lack of an active secondary trading market, coupled with significant increases in default rates, could materially impact the Fund’s ability to provide quarterly repurchase offers to its Shareholders.
Loans are Generally not Secured by any Collateral or Guaranteed or Insured by any Third Party. The ability of the Fund to earn revenue is completely dependent upon payments being made by the borrower of the loan acquired by the Fund through a Platform. The Fund (as a “whole or fractional loan investor”) will receive payments under any loans it acquires through a Platform only if the corresponding borrower through that Platform (as a “borrower member”) makes payments on the loan.
As a general matter, most loans are unsecured obligations of the borrowers. Thus, as a general matter, they are not secured by any collateral, not guaranteed or insured by any third party and not backed by any governmental authority in any way. The Platforms and their designated third-party collection agencies may be limited in their ability to collect on loans. The Fund must typically rely on the collection efforts of the Platforms and their designated collection agencies and does not generally expect to have any direct recourse against borrower members, will not be able to obtain the identity of the borrower members in order to contact a borrower about a loan and will otherwise have no ability to pursue borrower members to collect payment under loans.
In addition, after the final maturity date of certain fractional loans and pass-through notes, a Platform may have no obligation to make any late payments to its whole or fractional loan investors even if a borrower has submitted such a payment to the Platform. In such case, the Platform is entitled to such payments submitted by a borrower member, and the whole or fractional loan investors will have no right to such payments. The reason for this limitation is that the distribution of such late payments after the final maturity date could have adverse tax consequences to the Platform. The Platform will retain from the funds received from the relevant borrower and otherwise available for payment to the Fund any insufficient payment fees and the amounts of any attorney’s fees or collection fees it, a third-party service provider or collection agency imposes in connection with such collection efforts. To the extent a loan is secured, there can be no assurance as to the amount of any funds that may be realized from recovering and liquidating any collateral or the timing of such recovery and liquidation, and hence there is no assurance that sufficient funds (or, possibly, any funds) will be available to offset any payment defaults that occur under the loan. As such, even loans that are secured by collateral may have the effect of being unsecured.
The investment return on the loans depends on borrowers fulfilling their payment obligations in a timely and complete manner. Borrowers may not view lending obligations sourced on the Platform as having the same significance as other credit obligations arising under more traditional circumstances, such as loans from banks or other commercial financial institutions. If a borrower neglects his or her payment obligations on a loan or chooses not to repay his or her loan entirely, the Fund may not be able to recover any portion of its investment in such loan. As a result, the Fund’s NAV will decrease.
All loans are credit obligations of individual borrowers, and the terms of the borrower members’ loans may not restrict the borrowers from incurring additional debt. If a borrower member incurs additional debt after obtaining a loan through a Platform, that additional debt may adversely affect the borrower’s creditworthiness generally, and could result in the financial distress, insolvency or bankruptcy of the borrower. This circumstance could ultimately impair the ability of that borrower to make payments on its loan and the Fund’s ability to receive the principal and interest payments that it expects to receive on those loans. To the extent borrower members incur other indebtedness that is secured, such as a mortgage, the ability of the secured creditors to exercise remedies against the assets of that borrower may impair the borrower’s ability to repay its loan, or it may impair the Platform’s ability to collect on the loan if it goes unpaid. Since consumer loans are unsecured, borrower members may choose to repay obligations under other indebtedness before repaying loans facilitated through a Platform because the borrowers have no collateral at risk. The Fund will not be made aware of any additional debt incurred by a borrower or whether such debt is secured.
Where a borrower member is an individual, if such a borrower with outstanding obligations under a loan dies while the loan is outstanding, the borrower’s estate may not contain sufficient assets to repay the loan or the executor of the borrower’s estate may prioritize repayment of other creditors. Numerous other events could impact a borrower’s ability or willingness to repay a loan in which the Fund has invested, including divorce or sudden significant expenses, such as uninsured health care costs.
Identity fraud may occur and adversely affect the Fund’s ability to receive the principal and interest payments that it expects to receive on loans. A Platform may have the exclusive right and ability to investigate claims of identity theft, and this creates a conflict of interest between the Fund and such Platform. If a Platform determines that verifiable identity theft has occurred, that Platform may be required to repurchase the loan or indemnify the Fund and, in the alternative, if the Platform denies a claim under any identify theft guarantee, the Platform would be saved from its repurchase or indemnification obligations.
The Fund may not be protected from any losses it may incur from its investments in any loans resulting from borrower default by any insurance-type product operated by any of the Platforms through which it may invest.
Borrowers May Seek Protection of Debtor Relief under Federal Bankruptcy or State Insolvency Laws, Which May Result in the Nonpayment of the Fund’s Investments. Borrowers may seek protection under federal bankruptcy law or similar laws. If a borrower files for bankruptcy (or becomes the subject of an involuntary petition), a stay will go into effect that will automatically put any pending collection actions on the investment on hold and prevent further collection action absent bankruptcy court approval. Whether any payment will ultimately be made or received on an investment after a bankruptcy status is declared depends on the borrower’s particular financial situation. In most cases, however, unsecured creditors, such as the Fund, receive nothing or only a fraction of their outstanding debt.
Risk of Inadequate Collateral or Guarantees. Even if a loan or HEI to which the Fund is exposed is secured, there can be no assurance that the collateral will, when recovered and liquidated, generate sufficient (or any) funds to offset any losses associated with the defaulting loan or HEI. It is possible (and in the case of HEIs, almost always the case) that the same collateral could secure multiple loans, in which case the liquidation proceeds of the collateral may be insufficient to cover the payments due on all loans secured by that collateral. HEIs are often secured by liens that are junior to the primary mortgage on a residential property and will only receive payments to the extent the proceeds from the applicable realization event are sufficient to first repay the senior mortgage. There can be no guarantee that the collateral can be liquidated and any costs associated with such liquidated could reduce or eliminate the amount of funds otherwise available to offset the payments due under the loan. As described further under “Default Risk” and “Risk of Unsecured Loans”, the Fund generally will need to rely on the efforts of the platforms, servicers or their designated collection agencies to collect on defaulted loans and there is no guarantee that such parties will be successful in their efforts to collect. To the extent that the loan obligations in which the Fund invests are guaranteed by a third party, there can be no assurance that the guarantor will perform its payment obligations should be the underlying borrower default on its payments. As described under “Default Risk”, the Fund could suffer delays or limitations on its ability to realize the benefits of the collateral to the extent the borrower becomes bankrupt or insolvent. Moreover, the Fund’s security interests may be unperfected for a variety of reasons, including the failure to make a required filing by the servicer, and as a result, the Fund may not have priority over other creditors as it expected.
Leverage Risk. The Fund or a Subsidiary of the Fund may obtain financing to make investments in alternative lending securities and may obtain leverage through derivative instruments or asset-backed securities that afford the Fund economic leverage. Leverage magnifies the Fund’s exposure to declines in the value of one or more underlying reference assets or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have and may be considered a speculative technique. The value of an investment in the Fund will be more volatile, and other risks tend to be compounded if and to the extent the Fund borrows or uses derivatives or other investments that have embedded leverage.
Asset-Backed Securities Risk. The Fund’s investment in pass-through certificates, securitization vehicles, or other special purpose entities that hold alternative lending-related securities (collectively, “asset-backed securities”) may involve risks that differ from or are greater than risks associated with other types of investments. In addition, prepayment on the underlying assets may have the effect of shortening the weighted average maturity of the portfolio assets of such entities and may lower their return. The asset-backed securities in which the Fund invests are also subject to risks associated with their structure and the nature of the underlying assets and servicing of those assets; for this reason, many of the other risks described herein are relevant to the asset-backed securities to which the Fund has exposure. There is risk that the underlying debt securities will default and that recovery on repossessed collateral might be unavailable or inadequate to support payments on the underlying investments. The risks and returns for investors like the Fund in asset-backed securities depend on the tranche in which the investor holds an interest. Many asset-backed securities in which the Fund invests may be difficult to value and may be deemed illiquid. Asset-backed securities may have the effect of magnifying the Fund’s exposure to changes in the value of underlying assets and may also result in increased volatility in the Fund’s NAV. This means the Fund may have potential for greater gains, as well as the potential for greater losses, than if the Fund owned the underlying asset directly. The value of an investment in the Fund may be more volatile and other risks tend to be compounded if and to the extent that the Fund is exposed to asset-backed securities. Any mishandling of related documentation by a servicer may also affect the rights of the security holders in and to the underlying collateral.
Investments in Other Pooled Investment Vehicles. Direct or indirect investing in another pooled investment vehicle, such as securitization vehicles that issue asset-backed securities, exposes the Fund to all of the risks of that vehicle’s investments. The Fund bears its pro rata share of the expenses of any such vehicle, in addition to its own expenses. The values of other pooled investment vehicles are subject to change as the values of their respective component assets fluctuate. To the extent the Fund invests in managed pooled investment vehicles, the performance of the Fund’s investments in such vehicles will be dependent upon the investment and research abilities of persons other than the Investment Adviser. The securities offered by such vehicles typically are not registered under the securities laws because they are offered in transactions that are exempt from registration. The SEC has adopted changes to the regulatory framework governing investments by investment companies in other investment companies, which may adversely affect the Fund’s ability to invest in one or more investment companies in excess of applicable statutory limits.
Real Property Risk. The Fund may gain exposure to financings collateralized or secured by, or relating to, real property, or it may invest in equity or debt securities issued by REITs or REMICs. The value of an investment in securities or of the real property underlying a loan will be subject to the risks generally incident to the ownership of improved and unimproved real estate. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating expenses, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition, reduced demand for commercial and office space as well as increased maintenance or tenant improvement costs to convert properties for other uses, and other risks related to local and regional market conditions. The value of these investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, mortgagors may elect to prepay, which prepayment may diminish the yield on mortgage-backed securities.
Some borrowers may intend to use resale proceeds to repay their obligations. A decline in property values could result in a loan or investment that is greater than the property value, which could increase the likelihood of borrower default.
The payment schedules with respect to many real estate-related investments are based on projected revenues generated by the property over the term of the investment. The actual revenues generated by a property could fall short of projections. In such cases, a borrower may be unable to repay an obligation. To the extent the Fund has exposure to construction or rehabilitation/renovation loans, it may be adversely impacted by, among other things, risks involving the timeliness of the project’s completion, the integrity of appraisal values, whether or not the completed property can be sold for the amount anticipated and the length of the construction and/or sale process.
The Fund may invest in HEIs, either directly or indirectly, where it may receive the right to a variable percentage of the future values of the residential property following a realization event with respect to a residential property. It is not possible to accurately predict the rate at which cash flows will be generated in connection with HEI investments, and to the extent the Fund invests in HEIs, it may not receive payments when or in the amount it expects, or at all, and it may lose the entire value of its investment. HEIs are a novel financial product and there is uncertainty regarding their regulatory status in a number of states. Further, because of this uncertainty, among other reasons, the platforms that originate HEIs may be concentrated in a small number of states. This could increase the Fund’s exposure to certain specific real estate markets and may cause it to suffer a greater negative impact from idiosyncratic local real estate conditions than otherwise would be the case.
HEI Cashflow Risk. HEIs are not expected to result in any cash flow until a realization event, if any, and may never realize any cash flow depending on the value of the related property upon the occurrence of a realization event. During this period, the Fund may also be subject to fees and expenses associated with its investment in HEIs which may impact its ability to make other desirable investments and/or fund repurchase offers. It is uncertain when and how frequently realization events will occur. There is no guarantee that a realization event will occur prior to the expiration of the term of the HEI, if at all.
HEI Defaults. A homeowner may not satisfy its obligations under the related HEI. For example, a homeowner may become delinquent on any obligation regarding the related property, such as failing to pay property taxes or insurance premiums with respect to the related property or failing to make payments on any loans secured by the related property. Such actions may constitute a default under the terms of the related HEI, which may adversely impact the value of the Fund’s investments in the HEI and may cause the Fund to lose the full value of its investment.
HEI Regulatory Uncertainty. As HEIs are a relatively novel financial product, there is little or no certainty as to what federal, state or local laws or regulations apply to such assets. A federal or state regulator or court may assert that the HEIs are not prepaid forward sale contracts or option purchase contracts, but rather are extensions of credit or mortgage loans, which may be subject to compliance with certain legal requirements, including various licensing and other consumer protection regulations. The characterization of HEIs as option purchase or prepaid forward sale contract rather than mortgage loans or other extensions of credit is relatively untested by courts and regulators. Further, federal or state legislation may be enacted to expressly treat the HEIs as loans for the purpose of licensing or other federal or state laws or regulations. For example, some states recently amended the state’s mortgage licensing laws to expand the definition of a “residential mortgage loan” to include “shared appreciation agreement,” like HEIs.
If the HEIs are determined to be subject to the various legal requirements applicable to extensions of credit or fail to comply with various legal requirements which appear to apply to HEIs, this may, as applicable, result in certain costs, fines and penalties, an “unwinding” or rescission or voidance of the HEI that may impair any proceeds that may be realized in respect to any such HEI. An originator of an HEI in which the Fund invests may not have obtained all of the licenses required by a regulator to originate or sell such products and a regulator may assert that originator is not properly licensed to manage or otherwise service such product. Further, no assurances can be made that a regulator or court would not determine that the HEIs are predatory or otherwise violate federal or state prohibitions on unfair, deceptive or abusive acts or practices.
The cost and complexity to comply with any new laws or regulations or new interpretations of existing laws or regulations could be significant. No assurance can be made that such costs, fines or penalties may not be assessed on the HEIs. Any such events or circumstances may adversely impact the Fund and the HEIs that it is invested in.
Other HEI Related Risks. While the HEIs are not intended to be mortgage loans, risks in the mortgage loan market and the residential mortgage-backed securities market and the economy more generally could affect interest rates and housing prices, which may lead to an adverse effect on the value of the HEIs.
PFC Cashflow Risk. PFCs do not have a contractual maturity date and are not expected to result in any cash flow until a realization event, including but not limited to an IPO, tender offer, merger, or acquisition, if any, and may never realize any cash flow depending on the value of the collateral upon the occurrence of a realization event. During this period, the Fund may also be subject to fees and expenses associated with its investment in PFCs which may impact its ability to make other desirable investments and/or fund repurchase offers. Any return on such PFCs are contingent and will be dependent on various factors, such as the timing of a realization event. It is uncertain when and how frequently realization events will occur, or if such realization event will occur at all.
Other PFC Related Risks. In the event that PFCs are secured by stock in a private company, the ability of a company to realize a liquidity event may be impacted by a number of factors, including but not limited to the timing of the realization event or broader market conditions unrelated to the company itself. The duration of a PFC held by the Fund may, therefore, be longer than anticipated if the reference company does not realize a liquidity event during the expected time frame.
Further, the Fund is subject to valuation risk in relation to the PFCs, which is the risk that one or more of the PFCs in which the Fund invests are priced incorrectly, due to factors such as incomplete data or market instability. The PFCs in which the Fund could invest are investments for which market quotations are not always readily available. Fair value pricing of the PFCs will require subjective determination about the value of the PFC. If PFCs are mispriced, Shareholders could lose money upon redemption or could pay too much for Shares purchased.
Risk of Fraud. The Fund may be subject to the risk of fraudulent activity associated with the various parties involved in alternative lending, including the Platforms, banks, borrowers and third parties handling borrower and investor information. Prospective borrowers may materially misrepresent any of the information they provide to the Platforms, including their credit history, the existence or value of purported collateral, the purpose of the loan, their occupation or their employment status. Platforms may not verify all of the information provided by prospective borrowers. Except where a Platform is required to repurchase loans or indemnify investors, fraud may adversely affect the Fund’s ability to receive the principal and interest payments that it expects to receive on its investments and, therefore, may negatively impact the Fund’s performance. A Platform may have the exclusive right and ability to investigate claims of borrower identity theft, which creates a conflict of interest, as Platforms may be obligated to repurchase loans and/or indemnify investors in the loans in the case of fraud and may, therefore, have an incentive to deny or fail to investigate properly a claim of fraud. Furthermore, there can be no guarantee that the resources, technologies or fraud prevention measures implemented by a Platform will be sufficient to accurately detect and prevent fraud.
The Fund is also subject to the risk of fraudulent activity by a Platform or a backup servicer. In the event that a Platform or backup servicer engages in fraudulent activity, the pools of alternative lending securities originated by the Platform or any loans serviced by the Platform or backup servicer may be impaired or may not be of the quality that the Fund anticipated, thereby increasing the risk of default in respect of such loans.
Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are priced incorrectly, due to factors such as incomplete data, market instability or human error. The alternative lending securities in which the Fund invests are investments for which market quotations are not readily available. Accordingly, the Fund values its investments at fair value as determined in good faith pursuant to policies and procedures developed and implemented by the Investment Adviser and approved by the Board of Trustees. Fair value pricing will require subjective determinations about the value of an investment or other asset. The Fund will utilize the services of one or more independent valuation firms to aid in determining the fair value of these investments. There is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value. If securities are mispriced, Shareholders could lose money upon redemption or could pay too much for Shares purchased.
Geographic Focus Risk. A geographic focus in a particular region may expose the Fund to an increased risk of loss due to risks associated with that region. Certain regions from time to time will experience weaker economic conditions than others and, consequently, will likely experience higher rates of delinquency and loss than on similar investments across the geographic regions to which the Fund is exposed. In the event that a significant portion of the alternative lending securities of the Fund relate to investments owed by borrowers residing or operating in certain specific geographic regions, any localized economic conditions, weather events, natural or man-made disasters or other factors affecting those regions in particular could increase delinquency and defaults on the assets to which the Fund is exposed and could negatively impact Fund performance. Further, any focus of the Fund’s alternative lending securities in one or more regions would have a disproportionate effect on the Fund if governmental authorities in any such region took action against any of the participants in the alternative lending industry doing business in that region. Because HEIs are a relatively new product, the Fund’s investments in these instruments may be more geographically concentrated than for other alternative lending securities. This in turn could increase the Fund’s exposure to certain specific real estate markets and may cause it to suffer a greater negative impact from idiosyncratic local real estate conditions than otherwise would be the case.
Risks Relating to Compliance and Regulation of Online Lending Participants in the United States.
Highly Regulated U.S. Loan Industry
The loan industry in the United States is highly regulated. The loans made through the Platforms domiciled in the United States (referred to herein as “U.S. Platforms”) are subject to extensive and complex rules and regulations issued by various federal, state and local government authorities. These authorities also may impose obligations and restrictions on the Platforms’ activities. In particular, these rules require extensive disclosure to, and consents from, prospective borrowers and borrowers, prohibit discrimination and may impose multiple qualification and licensing obligations on Platform activities. In addition, one or more U.S. regulatory authorities may assert that the Fund, as a whole or fractional loan investor of the U.S. Platforms, is required to comply with certain laws or regulations which govern the consumer or commercial (as applicable) loan industry. If the Fund were required to comply with additional laws or regulations, this would likely result in increased costs for the Fund and may have an adverse effect on its results or operations or its ability to invest in loans through the U.S. Platforms. The Platforms’ failure to comply with the requirements of applicable U.S. rules and regulations may result in, among other things, the Platforms (or their whole or fractional loan investors) being required to register with governmental authorities and/or requisite licenses being revoked, or loan contracts being voided, indemnification liability to contract counterparties, class action lawsuits, administrative enforcement actions and/or civil and criminal liability. Determining the applicability of and effecting compliance with such requirements is at times complicated by the Platforms’ novel business model. Moreover, these requirements are subject to periodic changes. Any such change necessitating new significant compliance obligations could have an adverse effect on the Platforms’ compliance costs and ability to operate. The Platforms would likely seek to pass through any increase in the Platforms’ costs to the investors such as the Fund.
CFPB Jurisdiction
The Consumer Financial Protection Bureau (“CFPB”) has broad authority over the businesses in which the Platforms engage. This includes authority to write regulations under federal consumer financial protection laws, such as the Truth in Lending Act and the Equal Credit Opportunity Act, and to enforce those laws against and examine large financial institutions, such as certain of the Platforms’ funding banks, for compliance. The CFPB is authorized to prevent “unfair, deceptive or abusive acts or practices” through its regulatory, supervisory and enforcement authority. To assist in its enforcement, the CFPB maintains an online complaint system that allows consumers to log complaints with respect to various consumer finance products, including marketplace loans and HEIs. This system could inform future CFPB decisions with respect to its regulatory, enforcement or examination focus. The Platforms are subject to the CFPB’s jurisdiction, including its enforcement authority, as servicers and acquirers of consumer credit. The CFPB may request reports concerning the Platforms’ organization, business conduct, markets and activities. The CFPB may also conduct on-site examinations of the Platforms’ businesses on a periodic basis if the CFPB were to determine, through its complaint system, that the Platforms were engaging in activities that pose risks to consumers. There continues to be uncertainty as to how the CFPB’s strategies and priorities, including in both its examination and enforcement processes, will impact the Platforms’ businesses and their results of operations going forward.
Following the inauguration of President Donald Trump on January 20, 2025, there is considerable uncertainty as to the operating status of federal agencies and the future policies that the Trump administration may pursue in areas impacting financial regulation and consumer protection. Federal consumer financial regulation is in a period of extended transition for a variety of reasons, including pending nominations for agency leadership, the issuance of executive orders impacting the operations of federal agencies, and reductions of personnel across agencies. Many of the administration’s executive orders are being challenged in court and the ultimate resolution of the legality of the executive orders is expected to take an extended period of time. Further, in pending litigation challenges to rules issued by the previous administration, agencies have sought to suspend the litigation in some cases, and in others have not yet taken action. The outlook is similarly uncertain as to pending enforcement cases. It is also uncertain how other federal and state regulators will respond to any changes at the CFPB, which may include increasing, decreasing, or re-prioritizing enforcement activity.
Actions by the CFPB could result in requirements to alter or cease offering affected loan products and services, making them less attractive and restricting the Platforms’ ability to offer them. For example, the CFPB has successfully asserted the power to investigate and bring enforcement actions directly against securitization vehicles. In December 2021, in an action brought by the CFPB, the U.S. District Court for the District of Delaware denied a motion to dismiss filed by a securitization trust by holding that the trust is a “covered person” under the Dodd-Frank Act because it engages in the servicing of loans, even if through servicers and subservicers. While the district court did not decide whether such trusts could be held liable for the conduct of the servicer at this stage of the case, the CFPB’s pleadings reflected that the agency intended to make that argument. In February 2022, the district court granted the defendant trusts’ motion to certify its ruling in favor of the CFPB for immediate appeal and stayed the case pending resolution of any appeal. In April 2022, the U.S. Court of Appeals for the Third Circuit granted defendants’ petition for permission to appeal. In November 2022, the attorneys general of 22 states and the District of Columbia filed an amicus brief supporting the CFPB’s position. In March 2024, the U.S. Third Circuit Court of Appeals affirmed the district court’s decision. After defendants’ request for rehearing in the Third Circuit was denied, defendants filed a petition for a writ of certiorari with the U.S. Supreme Court in August 2024, which was also denied, thus allowing the Third Circuit decision to stand. The Third Circuit’s decision is binding on federal courts in the Third Circuit, which includes the states of Pennsylvania, New Jersey, Delaware and the Virgin Islands, and may be found persuasive by other federal courts and/or state courts. In January 2025, the CFPB announced a settlement of the action with the defendant trusts. Under the proposed order, the trusts would have to pay $2.25 million in consumer redress, to be paid out of trust distributions, and cease collection on debts past the statute of limitations or for which the trusts cannot locate documentation. The proposed order also prospectively prescribed related required terms for servicing and subservicing agreements for any loans held in the trusts. However, in April 2025, the CFPB and the defendants filed a joint stipulation of voluntary dismissal of the case, demonstrating that the current leadership of the CFPB will not advance or support the prior position advanced by the agency in the Third Circuit, and the case was dismissed with prejudice on April 28, 2025.
In addition, in May 2024, the CFPB filed a separate complaint against the National Collegiate Student Loan Trusts (“NCSL Trusts”), as well as the Pennsylvania Higher Education Assistance Agency (“PHEAA”), the primary student loan servicer for active student loans held by the NCSL Trusts, as part of a settlement with the NCSL Trusts and PHEAA. The CFPB alleged that the defendants failed to respond to borrower requests, failed to provide accurate information to borrowers and incorrectly denied forbearance requests. The CFPB also filed proposed final judgments, to which the NCSL Trusts and PHEAA agreed, that, once entered by the court, would require the NCSL Trusts and PHEAA to pay $400,000 and $1.75 million in penalties, respectively; to pay an additional $3 million in redress to affected borrowers, to be allocated by agreement between PHEAA and the NCSL Trusts; and to correct outstanding requests by borrowers. The proposed orders would also require the NCSL Trusts to modify their servicing guidelines to address the CFPB’s allegations. In October 2024, the court granted the joint motion for judgment. In June 2024, Pacific Investment Management Company LLC (“PIMCO”), on behalf of the investment vehicle that holds notes issued by NCSL Trusts, filed a proposed objection to the proposed consent orders and motion to intervene. PIMCO’s motion to intervene was granted in September 2024, but the court overruled PIMCO’s objection in October 2024. In November 2024, PIMCO appealed the district court’s ruling as to PIMCO’s objection. In January 2025, the district court agreed to stay the effectiveness of the settlement pending PIMCO’s appeal of its objection. The case was referred to the circuit mediator, and, in August 2025, the parties filed a motion for partial remand. In that motion, the parties stated that, after participation in the Third Circuit’s Mediation Program, they had agreed to the terms of a proposed settlement and that a condition of that settlement is that the District Court grant a motion to partially vacate or modify the stipulated judgments previously entered by the District Court. The Third Circuit granted the parties’ motion for partial remand in September 2025. The CFPB and state attorneys general, who have the independent authority to enforce the Dodd-Frank Act, may rely on these cases as precedent in investigating and bringing enforcement actions against other trusts and securitization vehicles in the future.
Many provisions of the Dodd-Frank Act are required to be and have been implemented through rulemaking by the applicable federal regulatory agencies, though some rulemaking has yet to occur and some rulemaking is likely to be changed. In addition, Section 1022(d) of the Dodd-Frank Act requires the CFPB to conduct an assessment of each rule within five years of its adoption. The results of any such assessments could result in changes to existing rules and further rulemaking. Therefore, the impact of financial regulatory reform on the financial markets and its participants and on the asset-backed securities market in particular, as well as the interplay with existing laws, is continually evolving. For example, the CFPB has issued and retracted and may issue again new guidance on AI models for credit underwriting. In June 2021, six fintech companies and the National Community Reinvestment Coalition sought guidance from the CFPB on how to use artificial intelligence, machine learning algorithms and alternative data in their lending decisions without running afoul of fair-lending laws. In May 2022, the CFPB issued guidance regarding ECOA adverse action notice requirements for creditors who use complex algorithms, including AI and machine learning, in any aspect of their credit decisions. In October 2024, a similar coalition of fintech companies and association sought further guidance from the CFPB on the potential for beneficial applications of AI and machine learning to develop fairer underwriting models. The CFPB has not issued further guidance on this topic. In fact, on May 12, 2025, the CFPB withdrew its May 2022 guidance on the application of ECOA adverse action notices to credit decisions relying on AI and machine learning. This continues to be a rapidly evolving regulatory landscape, and no assurance can be given that future guidance of the CFPB will not have a significant impact on the value of the notes, on the servicing of the loans or on the Fund.
The future of the CFPB’s operations is uncertain. In February 2025, President Trump appointed Russell Vought as Acting Director of the CFPB and Acting Director Vought subsequently restricted the operations of the agency, directing dismissals or stays of pending cases, withdrawing policy positions taken by previous administrations, and withdrawing significant volumes of previously issued guidance. Additionally, the Acting Director has announced plans to reduce the size of the agency through issuing reduction-in-force notices to many employees.
In February 2025, the National Treasury Employees Union initiated a lawsuit claiming that certain actions and firings undertaken by Acting Director Vought were illegal. In March 2025, the U.S. District Court for the District of Columbia issued a preliminary injunction, which the CFPB immediately appealed, requiring that the CFPB reinstate certain terminated employees and continue to carry out statutorily mandated functions. In April 2025, the U.S. Court of Appeals for the District of Columbia Circuit issued an order limiting the district court’s injunction but leaving certain restrictions on further firings in place. Notwithstanding the D.C. Circuit’s order, the CFPB issued reduction-in-force notices to a large majority of its employees on April 17, 2025. Those notices were challenged, and the district court halted the firings after the D.C. Circuit clarified its April 2025 order, reinstating certain restrictions on the agency’s ability to fire employees. Oral arguments regarding the CFPB’s appeal of the district court’s preliminary injunction were heard in May 2025, and in August 2025, the D.C. Circuit vacated the district court’s preliminary injunction, finding that the district court lacked jurisdiction with respect to the plaintiffs’ claims related to loss of employment and that the plaintiffs’ other claims failed to target final agency action reviewable under the Administrative Procedure Act or unconstitutional action reviewable in equity. The D.C. Circuit remanded the case back to the district court for further proceedings. The final outcome of the litigation remains uncertain. There is no guarantee the activities of the CFPB, in whole or in part, will remain suspended. There remains considerable uncertainty as to the future of the CFPB and the areas of focus or priorities of the CFPB under Acting Director Vought and any successor Acting Director or Director. The state-level response to changes at federal agencies, including the CFPB, is also unclear and may include increasing, decreasing, or re-prioritizing enforcement activity.
In February 2025, President Trump announced the nomination of Jonathan McKernan to be Director of the CFPB but Mr. McKernan’s nomination was later withdrawn. In November 2025, President Trump nominated Stuart Levenbach to be Director of the CFPB, and as a result, the nomination provides another 210-day term for Acting Director Vought to continue to lead the agency.
Actions by the CFPB or other regulators against the Platforms, their funding banks, their funding sources, such as loan purchasers or securitization trust, or their competitors that discourage the use of the alternative lending model or suggest to consumers the desirability of other loan products or services could result in reputational harm and a loss of borrowers or investors. The Platforms’ compliance costs and litigation exposure could increase materially if the CFPB or other regulators enact new regulations, change regulations that were previously adopted, modify, through supervision or enforcement, past regulatory guidance, or interpret existing regulations in a manner different or stricter than have been previously interpreted.
In November 2023, the SEC issued Rule 192 pursuant to Section 27B of the Securities Act (the “Securitization Conflicts of Interest Rule”) for the purpose of implementing a prohibition against a securitization participant with respect to an asset-backed security from directly or indirectly entering into a transaction that would involve or result in a material conflict of interest with any investor in such asset-backed security, subject to exceptions for risk-mitigating hedging activities, liquidity commitments and bona-fide market making activities. The Securitization Conflicts of Interest Rule became effective on February 5, 2024, and securitization participants are required to comply with the Securitization Conflicts of Interest Rule with respect to any asset-backed security, the first closing of the sale of which occurs on or after June 9, 2025. Under the Securitization Conflicts of Interest Rule, a “securitization participant” is an underwriter, placement agent, initial purchaser or sponsor of an asset-backed security or certain affiliates or subsidiaries of any such party. Additionally, the Securitization Conflicts of Interest Rule includes an “anti-evasion” provision that prohibits a securitization participant from engaging in any transaction or a series of related transactions that, although in technical compliance with one of the exceptions to the rule, is part of a plan or scheme to evade the prohibitions of the rule.
On May 16, 2025, the staff of the SEC’s Division of Corporation Finance granted no-action relief (the “No-Action Relief”) that, for purposes of the Securitization Conflicts of Interest Rule, it will not recommend enforcement action with respect to certain conflicted transactions entered into by the employees of a securitization participant that act in a capacity unrelated to the structuring and issuance of the relevant asset-backed security or the selection of the assets supporting the relevant asset-backed security (“Non-Deal Team Employees”) if, subject to certain conditions, those Non-Deal Team Employees are sufficiently separate (such as by information barriers) from the individuals who are involved in structuring and selling the relevant asset-backed security.
Despite this No-Action Relief, there remains uncertainty regarding how the Securitization Conflicts of Interest Rule will be applied, including what penalties may result from non-compliance. To the extent that a securitization participant, violates the rule, then the resulting penalties and reputational harm may materially and adversely affect the liquidity and value of the Notes and the securitization participant’s ability to fulfill its contractual obligations under the transaction documents.
Usury and Related Issues
Different Platforms adhere to different business models, resulting in uncertainty as to the regulatory environment applicable to the Fund. For example, one Platform may underwrite loans from a particular state to make loans to consumers or companies across the United States. The Platform must comply with that state’s licensing requirements and possible usury limitations. However, other states could seek to regulate the Platform (or the Fund as a whole loan investor) on the basis that investments were made to consumers or companies located in such other states. In that case, investments made in those other states could be subject to the maximum interest rate limits (usury laws), if any, of such jurisdiction, which in turn could limit revenues for the Fund. Moreover, it could further subject the Platform (or the Fund) to such states’ licensing requirements.
Another Platform may follow a different model in which all loans sourced by the Platform are made through a bank which originates a loan as the named lender based on parameters developed jointly with the Platform. U.S. federal law allows FDIC-insured banks to charge interest to borrowers on a nationwide basis based on the rates allowed by the state where the bank is located, as federal law preempts inconsistent state law limitations. The interest rates that such Platforms charge to borrowers are based upon the ability under federal law of the funding banks that originate the loans to export the interest rates of its jurisdiction of formation or incorporation to provide uniform rates to all borrowers in all states that have not opted out. For example, certain primary funding banks for some of the Platforms export the interest rates of Utah, the state in which they are incorporated, which allows parties to generally agree by contract to any interest rate. The current annual percentage rates offered by these banks through the Platforms for personal loans generally range from approximately 6% to 36%. Certain states, including Utah, have no statutory interest rate limitations on personal loans, while other jurisdictions have a maximum rate that is less than the current maximum rate offered by these banks through the Platforms.
However, there has been both private litigation and governmental enforcement actions which have sought to re-characterize lending transactions, claiming that a loan platform, and not the bank, is the “true lender” with respect to a loan. Courts have applied differing interpretations when determining which party is the true lender.
Plaintiffs may successfully challenge the funding bank or other lending models. The “true lender” argument has been litigated in a number of courts, most commonly (but not always) in cases involving short-term “payday loans” offered at triple-digit annual percentage rates, where the non-bank partner of the bank nominally making the loan provides turnkey marketing, billing, collection and accounting services in connection with the loans and also acquires the predominant if not entire economic interest in the loans. Such litigation has sought to re-characterize the non-bank loan marketer as the lender for purposes of state consumer protection and usury laws. While the Platforms’ programs do not involve payday loans and may be factually distinguishable from the activities of payday loan marketers, there nevertheless remains a risk that a court in one or more jurisdictions could conclude that the loans are unlawful because the Platform is deemed to be the “true lender” and, therefore, subject to additional state consumer protection laws.
The resulting uncertainty may increase the possibility of claims brought against the Platforms by borrowers seeking to void their loans or subject the Platforms to increased regulatory scrutiny and enforcement actions. To the extent that either the Platform (or the Fund) is deemed to be the true lender in any jurisdiction instead of the funding bank (whether determined by a regulatory agency at the state or federal level or by court decision), loans made to borrowers in that jurisdiction would be subject to the maximum interest rate limits (usury laws) of such jurisdiction and existing loans may be unenforceable, and the Platform (and/or the Fund) could be subject to additional regulatory requirements in addition to any penalties and fines. Moreover, it may be determined that this business model is not sustainable in its current form, which could ultimately cause such Platforms to terminate their business. In such circumstances, there is likely to be a material adverse effect on the Investment Adviser’s ability to continue to invest in certain or all alternative lending securities and the Fund’s ability to pursue its investment objective and generate anticipated returns.
Other litigation has challenged the ability of loan assignees to rely on the preemption that applied to the initial lender of the loan. In addition to a challenge to a bank’s status as “true lender” of a loan, it could be argued that, even if the funding bank is the “true lender,” state usury laws would apply once the funding bank sells the loan to a non-bank assignee. If a borrower were to successfully bring claims against one of the Platforms for state usury law violations or other similar violations, and the rate on that borrower’s personal loan was greater than that allowed under applicable state law, the Platforms and the Fund could be subject to, among other things, fines and penalties, which would negatively affect the Fund. If the Platforms’ ability to export the interest rates, and related terms and conditions, permitted under a particular state’s law to borrowers in other states is determined to violate applicable lending laws, a Platform could be subject to the interest rate restrictions, and related terms and conditions, of the lending laws of each of the states in which it operates. The result would be a complex patchwork of regulatory restrictions that could significantly and adversely impact the Platforms’ operations and ability to operate, and they may be forced to end or significantly change their business and activities, resulting in a reduction in the volume of loans available for investment for investors such as the Fund.
Certain case law has cast doubt on the viability of the model in which many Platforms operate and in particular their ability to charge the same rate as a funding bank after a loan has been sold to the Platform. The U.S. Court of Appeals for the Second Circuit (“Second Circuit”) issued a significant decision in May 2015 that interpreted the scope of federal preemption under the National Bank Act (the “NBA”) and held that a non-bank assignee of loans sourced by a national bank was not entitled to the benefits of NBA preemption as to state law claims of usury (the “Second Circuit Decision”). Although the decision is binding only in Connecticut, New York and Vermont, it may significantly affect non-bank assignees of loans, including the loan origination practices of certain online lenders. As a result of the decision, non-bank assignees/purchasers of bank loans may face uncertainty regarding their ability to rely upon federal preemption of state usury laws. A number of online lending Platforms purchase loans from state-chartered banks promptly after origination and rely upon federal preemption to exempt the loans from state usury caps. The Second Circuit Decision, although directly ruling on purchasers of national bank loans, could be applied to those purchases by courts considering the scope of federal preemption under the Depository Institutions Deregulation and Monetary Control Act of 1980 (which generally preempts state usury laws in favor of federally insured state-chartered banks). In June 2016, the Supreme Court elected not to review the Second Circuit Decision. Despite recommending that the Supreme Court decline to review the case, the Solicitor General argued that the Second Circuit Decision was incorrect and contrary to longstanding precedent that if the interest rate in a bank’s original loan agreement was non-usurious and “valid-when-made,” the loan does not become usurious upon assignment to a non-bank third party. Nevertheless, if the Second Circuit Decision is adopted by other federal circuit courts, the lending models of some Platforms may be severely impacted. A number of Platforms have restructured the relationship with their funding bank in response to the Second Circuit Decision so that the funding bank maintains a continuing economic interest in the loans that are originated for the Platform. In addition, the risk from this court decision in the three states comprising the Second Circuit may be mitigated by purchasing or investing in loans that are not above the state usury limitations in those states. During the past several years, various bills have been introduced in Congress that would have overridden the Second Circuit Decision by adding new language to the NBA and other federal statutes stating that a loan that is valid when made as to its maximum rate of interest remains valid regardless of any subsequent sale, assignment or transfer of the loan. However, none of these bills has been adopted, and it is uncertain whether similar legislation would be passed in the future.
In response to the uncertainty created by the Second Circuit Decision and the difficulty in addressing that uncertainty through legislation, in November 2019, the Office of the Comptroller of the Currency (the “OCC”), the regulator of national banks and federal savings associations, proposed a rule that would clarify that federal preemption of state usury laws with respect to loans originated by such banks would continue to apply even after the originating bank sells, assigns or transfers the loan to a non-bank assignee, and the Federal Deposit Insurance Corporation (“FDIC”) proposed a substantially similar rule that would apply to loans originated by state-chartered banks. Each of the OCC and the FDIC promulgated their final rules affirming this valid-when-made doctrine in June 2020. Both rules took effect in August 2020. However, the rules do not eliminate all of the uncertainty in the market caused by the Second Circuit decision, because the rules may not be binding on the courts and may be challenged in court by consumers, state regulators or consumer advocacy groups. For example, state attorneys-general have filed complaints against each of the OCC and the FDIC challenging the validity of the rules. On February 8, 2022, the U.S. District Court for the Northern District of California issued an order resolving the pending motions for summary judgment in both cases. The court granted the OCC and FDIC’s respective motions for summary judgment and denied the plaintiffs’ motions for summary judgment. The court found that the agencies did not exceed their authority in promulgating the rules and that the rules were not unlawful. None of the states appealed. There can be no assurance that the OCC rule and/or FDIC rule will be given effect by courts or regulators in a manner that actually mitigates usury and related risks to the originators, any Platform sellers or any other program participant.
A number of courts have found that non-bank partners in a funding bank arrangement may not rely on federal preemption to override state usury laws. For example, in January 2016, the U.S. District Court for the Eastern District of Pennsylvania issued a decision denying a motion by a group of non-bank servicing partners of a state chartered federally insured bank seeking to assert federal preemption as a basis to dismiss claims by the Pennsylvania Attorney General that loans originated by the bank and subsequently purchased by the non-bank partners violated Pennsylvania’s usury laws. The court in that case held that non-bank servicing partners could not rely on federal preemption of state usury laws in circumstances where a non-bank is perceived to be the real party in interest (i.e., the true lender) in a lending transaction. In January 2018, in a companion case involving investors who were providing funding to the non-bank servicing partners, the court granted in part and denied in part the investors’ motion to dismiss the Attorney General’s claims that the investors were liable under Pennsylvania’s Corrupt Organizations Act for their involvement in the lending scheme. The court’s decision allowed the Attorney General’s case to proceed against the investors based on their alleged active participation in structuring loans through a Native American tribal lending program for the purpose of circumventing state usury laws. In July 2019, the parties reached a settlement, which was approved in December 2019 by the bankruptcy court in one of the non-bank service provider’s bankruptcy case.
In June 2016, the Maryland Court of Appeals (the highest court in Maryland) issued a decision that could have potentially significant impacts on the ability of marketplace lenders to do business in Maryland. The decision concerned a California-based payday lender that entered into contractual arrangements with two federally-insured state banks to fund consumer loans to consumers residing in Maryland. The interest rates on such loans substantially exceeded the rates allowed under Maryland’s usury laws. The Maryland Court of Appeals held that the payday lender, by arranging the loans, had violated the Maryland Credit Services Business Act (the “Credit Services Act”), which prohibits persons engaged in a “credit services business” from assisting consumers in obtaining loans that would be prohibited under Maryland law. As part of its decision, the court held that the lender was engaged in a credit services business, noting that the Credit Services Act was intended to prevent payday lenders from partnering with non-Maryland banks to offer consumer loans at rates above those allowed under Maryland’s usury laws. The Maryland Court of Appeals’ decision creates potentially significant complications for marketplace lenders that wish to offer consumer loans to Maryland consumers through non-Maryland banks. Marketplace lenders may be required to obtain a credit services business license in order to market loans originated by a financial institution, and such loans may be required to adhere to the provisions of the Credit Services Act respecting the
Maryland usury caps. It is also unclear whether the Maryland Court of Appeals’ decision will influence the federal courts or the courts of other states in the United States that have usury caps.
The West Virginia Attorney General challenged an arrangement where a consumer lender purchased and serviced loans made to residents of West Virginia by a South Dakota bank. The West Virginia courts found the non-bank consumer lender to be the true lender as it had the “predominant economic interest” in the loans. Because the rates charged by the non-bank lender exceeded usury limits, the loans were found to be unenforceable and the non-bank lender charged with penalties. The Supreme Court declined to hear an appeal of this case in 2015.
The Attorney General of the District of Columbia has filed complaints against various Platforms, in each case alleging that the Platforms, rather than the originating banks, had the predominant economic interest in the loans and were therefore the true lenders of the loans, and, as such, the Platforms had violated applicable interest rate limitations. The cases were ultimately settled and the Platforms agreed to, among other things, pay penalties to the District of Columbia, pay refunds to borrowers that paid interest on the loans in excess of the District of Columbia’s maximum interest rate, waive certain amounts past due interest on the loans attributable to interest rates above the district’s maximum rate, and cease to charge interest on loans in excess of the district’s maximum interest rate.
In April 2021, a federal court in the Northern District of California dismissed a case brought against a state-chartered bank and its non-bank service provider which challenged the validity of loans and business practices associated with a bank partnership program. The plaintiff alleged claims under California and Utah law. The court dismissed the claims finding that the loan was exempt from California’s usury law and that plaintiff could not avail itself of Utah’s unconscionability statute. The court did not reach the question of federal preemption. In May 2021, plaintiff filed an appeal to the U.S. Court of Appeals for the Ninth Circuit, but the appeal was later voluntarily dismissed. The case is now concluded.
In March 2022, a lending platform filed a complaint for declaratory and injunctive relief against the Commissioner of the California Department of Financial Protection and Innovation (“DFPI”). The Platform sought a declaration that the interest rate caps set forth in California law do not apply to loans that are originated by its bank partners and serviced through its technology platform. In April 2022, the DFPI filed a cross-complaint against the same lending platform, alleging that the Platform, rather than a bank, had the predominant economic interest in loans made through the Platform, and was therefore the lender of the loans and had violated California interest rate laws. The DFPI sought relief including penalties, restitution, an injunction, and a finding that the loans are void and unenforceable. The Platform challenged the claims raised in DFPI’s cross-complaint, filing a demurrer in May 2022. Following a hearing on the Platform’s demurrer, a judge of the Superior Court of California ruled in September 2022, that the court could not rule, as a matter of law, that the partner bank, not the Platform, was the lender of the loans at issue. In February 2023, the state filed for an injunction against offering loans in California. In October 2023, the court denied the state’s request for an injunction. The plaintiff filed its motion for summary judgment in September 2025 and a hearing on that motion is scheduled to occur in January 2026. A non-jury trial is scheduled to commence in January 2026, and no assurance can be given as to the potential impact, if any, on the loans made to borrowers who were residents of California at the time of origination.
In June 2022, a putative class action lawsuit was filed in federal court in the Western District of Texas, alleging that persons received high interest rate loans through a Platform that exceeded the usury limits in violation of Texas usury laws. The suit asserts statutory claims under Texas law, claims of unjust enrichment, and violation of the federal Racketeer Influenced and Corrupt Organizations Act and seeks a declaratory judgment that the loans are unconscionable, void and unenforceable. The suit alleges that the Platform is the true lender with the predominant economic interest in the loans, that its originating bank is not the real party in interest to the loans and that the Platform devised a “rent-a-bank scheme” in an attempt to evade Texas law. The complaint further asserts that the loan’s arbitration clause is void and unenforceable. In October 2022, a magistrate judge issued a report and recommendation recommending that the Platform’s motion to compel arbitration be granted and the case dismissed. The district judge accepted the recommendation and entered a final judgment of dismissal in January 2023.
In 2019, two complaints were brought in district courts of New York seeking class action status for plaintiffs against certain defendants affiliated with national banks that had acted as special purpose entities in securitization transactions sponsored by the bank. In both cases, the complaints alleged that the defendants’ acquisition, collection and enforcement of the banks’ credit card receivables violated New York’s civil usury law and, that, as in Second Circuit Decision, the defendants, as non-bank entities, were not entitled to the benefit of federal preemption of state usury law. The complaints sought a judgment declaring the receivables unenforceable, monetary damages and other legal and equitable remedies, such as disgorgement of all sums paid in excess of the usury limit. In both cases, the district courts granted the defendants’ motions to dismiss, holding that the plaintiff’s state-law claims were preempted by federal law. Both district courts distinguished the respective cases at hand from Second Circuit Decision because, unlike in Second Circuit Decision, the originating banks retained an interest in the receivables. Both plaintiffs filed an appeal to the Second Circuit, both of which were denied.
Similar litigation is ongoing. In December 2021, a putative class action complaint was filed in federal court in California, asserting that loans obtained through a state-chartered bank from a non-bank partner were usurious. The complaint alleges that the non-bank partner is the true lender and asserts state law causes of action related to unfair competition, unconscionability, money had and received, conspiracy and fraudulent concealment. In March 2023, the court denied defendants’ motion to compel arbitration on unconscionability grounds, and in June 2023 further denied defendants’ motion for reconsideration. In March 2024, the Ninth Circuit Court of Appeals vacated the district court’s denial and remanded the case to the district court to compel arbitration, and in April 2024 the district court stayed the case and ordered the parties to proceed with arbitration of individual claims. The plaintiffs voluntarily dismissed the case in August 2024. Another putative class action lawsuit involving the same non-bank partner was filed in federal court in the Western District of Washington in May 2023, alleging that the plaintiff and other class members received loans through the non-bank partner that exceed the usury limits under Washington law. The suit asserts claims under the Washington Consumer Protection Act, for declaratory relief, and for violation of the federal Racketeer Influenced and Corrupt Organizations Act. The suit alleges that the non-bank partner is the true lender with the predominant economic interest in the loans, that the originating banks are not the real parties in interest to the loans and that non-bank partner devised a “rent-a-bank scheme” in an attempt to evade Washington law. In October 2023, the court granted defendants’ motion to compel arbitration and stayed the case pending arbitration, and the plaintiff voluntarily dismissed the case in November 2023.
In August and September of 2023, similar putative class action complaints were filed in federal district courts in Pennsylvania against different non-bank partners that arranged for the origination of loans by the same state-chartered bank. Plaintiffs alleged that the non-bank partners were the lenders of the loan rather than the bank, and that the non-bank partners may not rely on the federal preemption of interest rate laws that applies to the bank after the sale of the loan. Based on these theories, both plaintiffs claim that the interest rate on the loan exceeded the six percent interest allowed by Pennsylvania law for unlicensed lenders. The complaints assert claims under the Pennsylvania Unfair Trade Practices and Consumer Protection Law, violation of the Loan Interest and Protection Law, and violation of the Consumer Discount Company Act on behalf of a putative class of Pennsylvania borrowers, and seek actual, statutory, treble and other damages, attorneys’ fees and costs, declaratory relief, and other unspecified relief. In both cases, the defendants’ motions to compel arbitration were granted. The other remains ongoing. In January 2017, the Administrator of the Colorado Uniform Consumer Credit Code (“Colorado Administrator”) filed suits against two online marketplace loan Platforms that utilized the funding bank model to originate loans. The Platforms purchased the loans from the partners shortly after origination. The Colorado Administrator claimed that loans to Colorado residents facilitated through these Platforms were required to comply with Colorado laws regarding interest rates and fees and that such laws were not preempted by federal law, notwithstanding that they were originated by FDIC-insured banks. The Colorado Administrator’s claims were based on allegations that the Platforms were the true lenders on the loans to Colorado residents because the Platforms held the predominant economic interest in the loans and that, as non-bank purchasers of the loans, the Platforms were not entitled to federal preemption of state interest rate ceilings based on the reasoning of the Second Circuit Decision described above. The Platforms removed the cases to federal court but, in March 2018, the court remanded the cases back to state court. Separately, the bank partners of the Platforms filed actions in federal court, each seeking a declaratory judgment that Colorado law with respect to usury is preempted by federal law. However, both actions were dismissed. The state court granted the bank partners’ motions to intervene in August 2018. In November 2018, the administrator filed amended complaints in state court, in each case, adding related securitization trusts as defendants. Motions to dismiss the trusts were denied. The Colorado Administrator filed a motion for a legal determination that even if the bank partners were the true lenders, a non-bank assignee could not enforce the rates charged by the partner banks. On June 9, 2020, the Colorado court issued a decision that a non-bank assignee could not enforce the rates and fees of a partner bank and must adhere to Colorado’s rates and fees. The Colorado Administrator also filed a motion for partial summary judgment, as did the defendants. On August 7, 2020, the two marketplace loan Platforms, their bank partners, the Administrator and the Attorney General entered into an Assurance of Discontinuance (“AOD”) settling the ongoing litigation and establishing certain safe harbors for existing and future loan originations. The AOD contains safe harbor provisions including oversight criteria affirming regulatory oversight of loan origination by the banks, disclosure and funding criteria ensuring that the bank is the funder of the loan at origination, licensing criteria for a non-bank partner that takes assignment of and engages in direct collection of payments from consumers for loans that qualify as “supervised loans” (rate of 21% or less), rates limited to 36% and structural criteria that limit bank and non-bank partners’ ability to structure purchase arrangements, collateral requirements, and indemnification agreements to limit the level of economic interest in the loans that may be transferred to the non-bank partner following origination by the bank. While the terms of the AOD are binding on the named parties, other bank partners and marketplace lending Platforms may decide to follow the requirements of the safe harbor to mitigate the risks faced by secondary market purchasers of Colorado consumers loans.
Furthermore, in June 2023, Colorado enacted a law that opts Colorado out of Section 521 of the Depository Institutions Deregulation and Monetary Control Act of 1980 (“DIDMCA”), which affords interest rate preemption to out-of-state-chartered banks that make consumer credit loans to Colorado residents. Previously, only Iowa and Puerto Rico opted out of Section 521 of DIDMCA. The Colorado law has the intended effect of preventing out of state, state-chartered banks from originating loans to Colorado residents at interest rates that are higher than the Colorado state usury cap of 21%. The Colorado law was expected to take effect in July 2024, but in response to a federal lawsuit brought by several industry trade groups, a federal district court granted a preliminary injunction in June 2024 that prevents Colorado from enforcing the law against out-of-state-chartered banks making loans in Colorado. In March 2025, a three-judge panel of the U.S. Court of Appeals for the Tenth Circuit heard oral arguments challenging the district court’s injunction. In November 2025, the Tenth Circuit Court of Appeals issued an opinion reversing the District Court’s preliminary injunction and holding that Colorado may enforce its interest rate cap for loans made to Colorado borrowers, despite being originated out of state. The Tenth Circuit, in November 2025, granted the bank trade associations’ unopposed motion for an extension of time until December 9, 2025 in which to file a petition for rehearing en banc. During this time, the Tenth Circuit’s decision is not effective and, should it become effective, it will have only prospective effect as to interest rates charged as of its effective date. No assurance can be given as to the outcome of this litigation or its impact.
Certain states have enacted consumer lending legislation with broad anti-evasion language that seeks to re-characterize non-bank facilitators of bank-originated loans as the true lenders, and other states may enact similar legislation. For example, Nevada has an anti-evasion statute that makes its laws governing installment loans applicable to a person that has a business arrangement with an exempt entity (like a bank) “where the purported agent holds, acquires or maintains a material economic interest in the revenues generated by the loan.” Nev. Rev. Stat. Ann. § 675.035 (2020).
In addition, Illinois recently enacted legislation (SB 1792) which became effective immediately on March 23, 2021. The law extends the 36% “all-in” Military Annual Percentage Rate (“MAPR”) finance charge cap of the federal Military Lending Act (“MLA”) to “any person or entity that offers or makes a loan to a consumer in Illinois” unless made by a statutorily exempt entity. The Act provides that any loan made in excess of a 36% MAPR is considered null and void, and no entity has the “right to collect, attempt to collect, receive, or retain any principal, fee, interest, or charges related to the loan.” Each violation of the law is subject to a fine of up to $10,000. While the Illinois law exempts banks, the law also contains a claw-back provision that negates the exemption for third parties that assist in bank lending in Illinois, if they maintain a predominant economic interest in the loans. There can be no assurance as to how this new legislation will be applied.
New Mexico adopted legislation (HB 132) effective January 1, 2023 that limits interest rates on loans of $10,000 or less to New Mexico residents to 36% APR, with certain additional charges included in the APR calculation. The legislation contains a similar anti-evasion regime to that in effect in Illinois, making anyone who both acts as a service provider to an exempt lender and has a predominant economic interest in the loan the true lender for purposes of the law’s licensing provision. A loan made in violation of the licensing requirement is void.
Hawaii recently adopted a similar law applicable to loans made to borrowers that have an original principal balance of less than $1,500. The licensing provisions of the Hawaii statute became effective January 1, 2022 and no assurance can be given as to the licensing status of the originators of such affected loans or the effect of the Hawaii statute on those loans.
The State of Maine recently amended its Consumer Credit Code. In part, the amendment addresses which entities are deemed lenders and, among other rules changes, increases the covered entities subject to the state’s interest rate cap rules. The amendment also includes an anti-evasion provision under which “a purported agent or service provider” is deemed a “lender” under certain circumstances, including among other things, if they (a) hold, acquire or maintain the “predominant economic interest in the loan” or (b) market, arrange or facilitate the loan and hold the right to purchase the loan or interest in the loan, or (c) based on the totality of the circumstances, appear to be the lender, and the transaction is structured to evade certain statutory requirements. 9-A Me. Rev. Stat. Ann. Art. 2, Pt. 7, § 2-702. Under the new statute, if the deemed lender violates the provisions and lends in excess of the permissible state rate for unlicensed lenders (12.25%), the borrower is not obligated to pay the debt and may recover amounts previously paid on it. The new provisions became effective October 18, 2021. In addition, Maine also amended its licensing exemption so that any person taking an assignment of a consumer loan and undertaking direct collection of payments must also be licensed in Maine. Me. Rev. Stat. Ann. § 2-301.
Nebraska passed legislation that requires entities holding, servicing or otherwise participating in consumer loans made to Nebraska residents with an interest rate greater than 16% per annum, a principal balance of less than $25,000 and a duration of 145 months or less to have a physical location in the state. However, the physical presence requirement does not apply to owners, servicers or purchasers of installment loans if they are not making the loans. The state has taken an enforcement posture with respect to online programs requiring compliance with these requirements. In June 2023, the Nebraska statute was amended to require a license to purchase, in whole or in part, loans less than $25,000 and above 16% interest.
In June 2023, Connecticut revised its Small Loan Lending and Related Activities Act to impose licensing requirements on entities that partner with regulated banks with respect to small loans, which are now defined as loans for $50,000 or less and made at an APR greater than 12%, as calculated under the MLA. The statute also includes an anti-evasion provision under which a person must be licensed if it “(1) holds, acquires or maintains, directly or indirectly, the predominant economic interest in a small loan; (2) such person markets, brokers, arranges or facilitates the loan and holds the right, requirement or right of first refusal to purchase the small loans, receivables or interests in the small loans; or (3) the totality of the circumstances indicate that such person is the lender and the transaction is structured to evade” the requirements of the statute. In addition, Connecticut statute also requires any person purchasing, acquiring or receiving assignment of a “small loan” or receiving payments of principal or interest in connection with a small loan to a Connecticut borrower to be licensed in Connecticut. The new provisions became effective in October 2023. There can be no assurance as to how any of this or any other new legislation will be applied. It is possible that other states may follow suit, instituting similar statutory “true lender” tests, which may impact the risk of true lender litigation in certain jurisdictions, as well as the tests applied by courts and regulators in determining the true lender. While such provisions provide additional clarity with respect to jurisdictional requirements, they may also result in increased usury and licensing risk. Further, other states may take different paths to promulgate similar “true lender” restrictions, and if not through a legislative path, impacted parties may have little to no advance notice of new restrictions and compliance obligations. There can be no assurance as to how any of this or any other new legislation will be applied. It is possible that other states may follow suit, instituting similar statutory “true lender” tests, which may impact the risk of true lender litigation in certain jurisdictions, as well as the tests applied by courts and regulators in determining the true lender. While such provisions provide additional clarity with respect to jurisdictional requirements, they may also result in increased usury and licensing risk. Further, other states may take different paths to promulgate similar “true lender” restrictions, and if not through a legislative path, impacted parties may have little to no advance notice of new restrictions and compliance obligations.
Ohio adopted the Small Loan Act, which requires any non-bank entity that is compensated for arranging any bank loan in the amount of $5,000 or less to obtain a license. Ohio Revised Code (O.R.C.) §§ 1321.01-1321.19. There can be no assurance that all of the applicable Platform will have obtained such a license at such time.
Wyoming amended its Consumer Credit Code in July 2021. Wyo. Stat. 40-14-302. Under the new provisions, Wyoming broadened its licensing requirements to provide that “Unless a person is a supervised financial organization or has first obtained a license from the administrator, no person shall engage in the business of making consumer loans or taking assignments of non-servicing rights relating to consumer loans that are not in default.” The statute applies to all consumer loans that do not exceed $75,000. Thus, all non-bank persons that take assignments of non-defaulted consumer loans must be licensed.
The State of Washington recently adopted a statute, effective as of June 6, 2024, with respect to loans originated to Washington residents and individuals physically located in the state after June 6, 2024 that creates a new anti-evasion standard. The statute as amended deems a person the “true lender” with respect to a consumer loan originated by a bank (and thus otherwise exempt from interest rate limitations) notwithstanding the fact that the person purports to act as an agent, service provider or in another capacity for the bank if “(a) The person holds, acquires or maintains, directly or indirectly, the predominant economic interest in the loan; or (b) The totality of the circumstances indicate that the person is the lender, and the transaction is structured to evade the requirements of this chapter.” Wash. S. B. 6025, § 2; Rev. Code Wash. § 31.04.025 (eff. June 6, 2024). The anti-evasion provision only applies to loans that would otherwise require a license, that is, with an interest rate above 25%. Thus, the statute facially requires a non-bank that acquires the predominant economic interest in a loan originated by a bank at an interest rate above 25% to be licensed as a lender under Washington law. The legislation also increases the penalty for acting as a lender (other than in connection with a residential mortgage loan) without a license from a forfeiture of interest to rendering the loan “null, void, uncollectible, and unenforceable” in its entirety. Wash. S. B. 6025, § 4; Rev. Code Wash. § 31.04.035 (eff. June 6, 2024). It is possible that other states may follow suit, instituting similar statutory anti-evasion or similar provisions based on “true lender” concepts in the future.
OCC True Lender Rule
The OCC promulgated a final rule issued on October 27, 2020 concerning when a bank is the true lender in the context of a partnership between a bank and a non-bank entity, such as a marketplace platform. The rule specified that a bank makes a loan and is the true lender if, as of the date of origination, it (1) is named as the lender in the loan agreement or (2) funds the loan. The rule also specified that if, as of the date of origination, one bank is named as the lender in the loan agreement for a loan and another bank funds that loan, the bank that is named as the lender in the loan agreement makes the loan. Furthermore, under the rule, the bank, as the true lender of a loan, would retain the compliance obligations associated with the origination of that loan. The OCC rule went into effect on December 29, 2020. On January 5, 2021, seven state Attorneys General filed a lawsuit against the OCC challenging the rule on procedural and substantive grounds. However, on June 24, 2021, Congress passed a resolution seeking to invalidate the OCC’s true lender rule pursuant to the Congressional Review Act and to prohibit the OCC from issuing a rule in substantially the same form in the future. On June 30, 2021, President Biden signed the resolution, and the OCC’s true lender rule was voided retroactively. The state Attorneys General subsequently dismissed their action as moot.
The FDIC has not proposed a similar rule, and state-chartered banks would not have been covered by the OCC rule.
Risk of the Platform or Fund Being Deemed the True Lender
Courts have recently applied differing interpretations when determining which party in a funding bank arrangement is the true lender. The resulting uncertainty may increase the possibility of claims brought against the Platforms by borrowers seeking to void their loans or subject the Platforms to increased regulatory scrutiny and enforcement actions. To the extent that either the Platform (or the Fund) is deemed to be the true lender in any jurisdiction (whether determined by a regulatory agency or by court decision), loans made to borrowers in that jurisdiction would be subject to the maximum interest rate limits of such jurisdiction and existing loans may be unenforceable. In such case, the Platform (and/or the Fund) could be subject to additional regulatory requirements in addition to any restitution and/or penalties and fines as to existing loans (and any new loans originated at rates that are not permitted under the laws of the states in question), subject to applicable statutes of limitation. Moreover, it may be determined that this business model is not sustainable in its current form, which could ultimately cause such Platforms to terminate their business. In such circumstances, there is likely to be an adverse effect on the Investment Adviser’s ability to continue to invest in certain or all alternative lending securities and the Fund’s ability to pursue its investment objective and generate anticipated returns.
The risk that either the Platforms or the Fund (as a whole or fractional loan investor) is deemed the true lender in any jurisdiction exists with respect to loans made to both consumers and businesses. Several courts have concluded that non-bank consumer lenders that utilize a bank funding model should be viewed as the true lenders in the arrangement. U.S. courts have rarely analyzed questions regarding true lenders in the context of business loans. Although it is expected that U.S. courts’ true lender analysis would be the same for both consumer and business loans, additional uncertainty exists as to how U.S. courts would analyze questions regarding true lenders in a business loan context. In October 2017, a small business owner brought suit against a small business marketplace lender in federal district court in Massachusetts under a true lender theory. The suit alleged that the marketplace lender, which utilized a bank funding model, was the true lender and, among other things, originated loans in violation of state usury laws. However, the court stayed the case pending the outcome of arbitration. Any action undertaken by state regulators to assert that Platforms that partner with funding banks are the actual providers of loans to borrower members could have a material adverse effect on the lending model utilized by the alternative lending industry and, consequently, the ability of the Fund to pursue a significant part of its investment strategy. In November 2017, a bill was introduced in the U.S. House of Representatives to address the true lender issue. The bill would have clarified that an insured bank is the lender of any loan for which the bank is the initial creditor, notwithstanding any later assignment of the loan, or the existence of a service or economic relationship with a non-bank entity (such as the Platforms). Ultimately, the bill was not signed into law and it is uncertain whether Congress will adopt legislation to address the true lender issue.
At any time there may be litigation pending against Platforms and/or banks that issue loans for the Platforms. Any such litigation may significantly and adversely impact the Platforms’ ability to make loans or subject them, or their whole or fractional loan investors, like the Fund, to fines and penalties, which could consequently have a material adverse effect on the Fund.
Additionally, plaintiffs may assert claims against subsequent holders of the loans, including the Fund, and recipients of amounts collected on the Loans, including the investors. Some of the laws with which the loans must comply with respect to the marketing, origination, servicing, and collection, such as the federal Truth in Lending Act, may make an assignee of such loans (such as the Fund) liable for violations. Even when laws do not include express provisions creating assignee liability, plaintiffs (including private plaintiffs and government regulators and agencies) may bring claims against assignees based on general common law principles of liability or other theories. In addition, some laws, such as the Colorado Uniform Consumer Credit Code (the “Colorado UCCC”) (as has been alleged by the Colorado Administrator), may make subsequent holders liable for claims relating to the collection of amounts provided for under the terms of the Loans. As discussed above, the Colorado Administrator brought claims against certain subsequent holders of loans originated through certain online platforms, alleging that the subsequent holders are liable with respect to finance charges, late charges, and other amounts that the servicer collected on their behalf in excess of the amounts permitted by the Colorado UCCC, as well as civil penalties in accordance with Colorado law. And, claims were brought against subsequent holders of credit card receivables in class action complaints filed (1) in the United States District Court for the Eastern District of New York against three special purpose vehicles involved in the securitization of credit card receivables, as well as the trustees of two of the special purpose vehicles and (2) in the United States District Court for the Western District of New York against two special purpose vehicles involved in the securitization of credit card receivables, as well as a trustee of one of the special purpose vehicles. There can be no assurance that plaintiffs or regulators will not bring claims relating to the loans or notes against assignees of the loans, such as the Fund, or against recipients of the proceeds collected on the Fund, including the investors.
The Platforms could also be forced to comply with the lending laws of all U.S. states, which may not be feasible and could result in Platforms ceasing to operate. As discussed above, certain states have enacted new legislation relating to true lender theories and other states may enact similar legislation. Any increase in cost or regulatory burden on a Platform could have a material adverse effect on the Fund. Specifically, adverse rulings by courts in pending and potential future matters could undermine the basis of the Platforms’ business models and could result ultimately in a Platform or its whole or fractional loan investors being characterized as a lender, which as a consequence would mean that additional U.S. consumer protection laws would be applicable to the borrower member loans sourced on such Platforms, rendering such borrower member loans voidable or unenforceable. In addition, a Platform or its whole or fractional loan investors, like the Fund, could be subject to claims by borrower members, as well as enforcement actions by regulators that could lead to fines, civil or criminal penalties or other sanctions. Even if a Platform were not required to cease operation with residents of certain states, the Platform or its whole or fractional loan investors, like the Fund, could be required to register or obtain, and maintain, licenses or regulatory approvals in all 50 U.S. states at substantial cost. If a Platform or the Fund or its Subsidiary were subject to fines, civil or criminal penalties or sanctions, or other regulatory action, or forced to cease operations in some or all states, this could have a material adverse effect on the Fund and Fund Shareholders, and the investments in the Platforms.
State Licensing Considerations
In addition to laws governing the activities of lenders and servicers, certain states may require, or may in the future require, purchasers or holders of certain loans, primarily consumer loans, to be licensed or registered in order to purchase or hold such loans or to collect interest above a specified rate. To the extent required or determined to be necessary or advisable, the Fund intends to obtain licenses or take other appropriate steps to address any applicable state licensing requirements in order to pursue its investment strategy. To the extent the Fund or any of its Subsidiaries obtains licenses or is required to comply with related regulatory requirements, the Fund could be subject to increased costs and regulatory oversight by governmental authorities, which may have an adverse effect on its results or operations.
The Fund intends to invest in alternative lending securities through one or more wholly-owned Subsidiaries. These Subsidiaries will include one or more common law or statutory trusts with a federally chartered bank serving as trustee. The Fund or one or more of its other wholly-owned Subsidiaries will hold the beneficial interests in each such trust, and the federally chartered bank acting as trustee will hold legal title to the alternative lending securities for the benefit of the trust and/or the trust’s beneficial owners. State licensing laws typically exempt federally chartered banks from their licensing requirements, and federally chartered banks may also benefit from federal preemption of state laws, including any licensing or registration requirements. The use of common law or statutory trusts with a federally chartered bank serving as trustee is intended to address any state licensing requirements that may be applicable to purchasers or holders of alternative lending securities. However, the ability of a trust with a federally chartered bank as trustee to override state laws on the basis of federal preemption has recently been challenged and may be further challenged in the future. It is expected that each trustee of a common law or statutory trust through which the Fund invests would be indemnified by the applicable trust and, potentially in certain circumstances, by the Fund or one or more of its Subsidiaries. Although the Fund intends to invest in alternative lending securities through one or more common law or statutory trusts, the Fund is not required to use this approach and may instead hold such investments directly or indirectly through one or more other Subsidiaries.
If the Fund or any of its Subsidiaries is required to be licensed in any particular jurisdiction in order to invest in certain alternative lending securities, obtaining the required license may not be viable (because, for example, it is not possible or practical) and the Fund may be unable to restructure its investments to address the licensing requirement. In that case, the Fund or its Subsidiaries may be forced to cease investing in the affected alternative lending securities, or may be forced to sell such alternative lending securities. If a state regulator or court were to determine that the Fund or its Subsidiaries acquired or held an alternative lending security without a required state license, the Fund or its Subsidiaries could be subject to penalties or other sanctions, prohibited or restricted in its ability to enforce its alternative lending security, or subject to litigation risk or other losses or damages.
Fair Debt Collection Practices Act
The U.S. federal Fair Debt Collection Practices Act (“FDCPA”) provides guidelines and limitations on the conduct of third-party debt servicers in connection with the collection of consumer debts. In order to ensure compliance with the FDCPA, the Platforms often contract with professional third-party debt collection agencies to engage in debt collection activities. The CFPB, the U.S. federal agency now responsible for administering the FDCPA, is engaged in a comprehensive rulemaking regarding the operation of the FDCPA which likely will affect the obligations of sellers of debt to third parties, as well as change other regulatory requirements. Any such changes could have an adverse effect on any U.S. Platforms following a certain model and therefore on the Fund as a whole or fractional loan investor. The U.S. Fair Credit Reporting Act (“FCRA”) regulates consumer credit reporting. Under the FCRA, liability may be imposed on furnishers of data to credit reporting agencies to the extent that adverse credit information reported is false or inaccurate.
On October 30, 2020, the CFPB issued new regulations implementing the federal FDCPA, which regulate the collection activities of third-party debt collectors. These new regulations went into effect November 30, 2021. Further updates were made in April 2023 to further implement and clarify the regulations. These regulations could potentially impact third parties servicing loans owned by the Fund and the collections received on the loans by the Fund.
Payday Lending Rule
On October 5, 2017, the CFPB adopted a final rule governing payday, vehicle title, and certain high-cost installment loans (the “Payday Lending Rule”). The initial Payday Lending Rule mandated that lenders take reasonable steps to ensure that prospective consumer borrowers have the ability to repay certain loans (the “underwriting provisions”) and imposed limits on attempts to withdraw payments on loans from consumers’ checking and other accounts (the “payment withdrawal limitations”). The CFPB amended the Payday Lending Rule to rescind the underwriting provisions in July 2020, while compliance with the payment withdrawal limitations was stayed pending litigation challenging, among other things, the constitutionality of the CFPB’s funding structure. Following the U.S. Supreme Court’s decision in May 2024 upholding the structure of the federal agency, the Payday Lending Rule, as amended, became effective on March 30, 2025. However, the CFPB announced in March 2025 that it will not prioritize enforcement or supervision actions with regard to any penalties or fines associated with the Payday Lending Rule. The Payday Lending Rule applies to short-term consumer loans with terms of 45 days or less, longer-term balloon-payment consumer loans and certain high cost (greater than 36%) longer term installment consumer loans. The remaining provisions of the Payday Lending Rule (1) prohibit lenders from attempting to withdraw payment for a covered loan from a borrower’s account after two consecutive attempts have failed due to lack of sufficient funds, unless the borrower provides authorization to do so; and (2) require lenders to give consumers certain notices, such as advance notice before attempting to withdraw a payment for the first time and notice of the consumer’s rights when two consecutive payment attempts fail. Compliance with the Payday Lending Rule may impact some of the loans offered by certain Platforms, though, under the current administration, it is uncertain whether and to what extent the CFPB will focus on enforcing this rule.
Privacy and Data Security Laws
The U.S. federal Gramm-Leach-Bliley Act (“GLBA”) limits the disclosure of non-public personal information about a consumer to non-affiliated third parties and requires financial institutions to disclose certain privacy policies and practices with respect to its information sharing with both affiliates and non-affiliated third parties. A number of states have enacted privacy and data security laws requiring safeguards on the privacy and security of consumers’ personally identifiable information. Other federal and state statutes deal with obligations to safeguard and dispose of private information in a manner designed to avoid its dissemination. Privacy rules adopted by the U.S. Federal Trade Commission implement the GLBA and other requirements and govern the disclosure of consumer financial information by certain financial institutions, ranging from banks to private investment funds. U.S. Platforms following certain Platform models generally have privacy policies that conform to these GLBA and other requirements. In addition, such U.S. Platforms have policies and procedures intended to maintain Platform participants’ personal information securely and dispose of it properly. Through the Fund’s participation in the Platforms, the Fund and the Investment Adviser may obtain non-public personal information about loan borrowers, as defined in GLBA, and intend to conduct themselves in compliance with, and as if they are subject to the same limitations on disclosure and obligations of safeguarding and proper disposal of non-public personal information. The Fund and the Investment Adviser will maintain as confidential and not sell or rent such information to third parties for marketing purposes.
In addition, the Fund could be subject to state data security laws, depending on whether the information the Fund obtains is considered non-public personally identifiable information under those state laws. Any violations of state data security laws by the Fund could subject it to fines, penalties, or other regulatory action on a state-by-state basis, which, individually or in the aggregate, could have a material adverse effect on the Fund due to the compliance costs related to any violations as well as costs to ensure compliance with such laws on an ongoing basis. Additionally, any violations of the GLBA by the Fund could subject it to regulatory action by the U.S. Federal Trade Commission, which could require the Fund to, inter alia, implement a comprehensive information security and reporting program and to be subject to audits on an ongoing basis.
OFAC and Bank Secrecy Act
In co-operation with various banks, the U.S. Platforms implement the various anti-money laundering and screening requirements of applicable U.S. federal law. The Fund is not able to control or monitor the compliance of the various banks or the Platforms with these regulations. Moreover, in the Fund’s participation with the Platforms, it is subject to compliance with the Office of Foreign Assets Control (“OFAC”), the USA PATRIOT Act and Bank Secrecy Act regulations applicable to all businesses, which for the Fund will generally involve co-operation with U.S. authorities in investigating any purported improprieties. Any material failure by any of the various banks, the Platforms or the Fund to comply with OFAC and other similar anti-money laundering restrictions or in connection with any investigation relating thereto could result in additional fines or penalties that, depending on the violations, could amount to $1,000 to $25,000 per violation. Such fines or penalties could have a material adverse effect on the Fund directly, for amounts owed for fines or penalties, or indirectly, as a negative consequence of the decreased demand for loans from the Platforms as a result of any such adverse publicity and other reputational risks associated with any such fines and penalties assessed against the Platforms or the various banks.
Servicemembers Civil Relief Act
U.S. federal law provides borrower members on active military service with rights that may delay or impair a Platform’s ability to collect on a borrower member loan. The Servicemembers Civil Relief Act (“SCRA”) requires that the interest rate on pre-existing debts, such as member loans, be set at no more than 6 percent while the qualified service member or reservist is on active duty. A holder of a note, certificate or whole loan that is dependent on such a member loan, as the Fund may be, will not receive the difference between 6 percent and the original stated interest rate for the member loan during any such period. This law also permits courts to stay proceedings and execution of judgments against service members and reservists on active duty, which may delay recovery on any member loans in default and, accordingly, payments on the notes that are dependent on these member loans. If there are any amounts under such a member loan still due and owing to the Platform after the final maturity of the notes that correspond to the member loan, the Platform will have no further obligation to make payments on the notes to the Fund, even if the Platform later receives payments after the final maturity of the notes.
The MLA also imposes requirements for consumer credit transactions involving servicemembers and certain of their dependents, which includes spouses, children and parents or parents-in-law that reside in the servicemember’s home. The MLA establishes written and oral disclosure requirements and imposes a maximum military annual percentage rate of 36% for credit extended to servicemembers and their covered dependents. It also prohibits the imposition of a prepayment penalty and prohibits mandatory arbitration in the event of a dispute. Violations of the MLA could void a loan.
Platforms do not take military service into account in assigning loan grades to borrower member loan requests. In addition, as part of the borrower member registration process, Platforms do not request their borrower members to confirm if they are a qualified service member or reservists within the meaning of the SCRA or MLA. The SCRA and the MLA are specific to the United States and therefore does not pose a risk for other jurisdictions in which the Fund may invest.
Each sale of whole loans by the Platforms to the Fund is structured as a “true sale” and is not intended to be a financing or loan by the Fund to the Platforms. The Fund expects to receive representations from each Platform in each Loan Purchase Agreement for whole loans that the Platforms will treat such transactions as sales for tax, accounting and all other applicable purposes. The sale of each loan transfers to the Fund all of the Platform’s right, title and interest in such loan, and the Platform will not retain any residual rights with respect to any loan.
Alternative lending industry participants, including Platforms and the Fund, may be subject in certain cases to increased risk of litigation alleging violations of federal and state laws and regulations and consumer law torts, including fraud. Moreover, alternative lending securities generally are written using standardized documentation. Thus, many borrowers may be similarly situated insofar as the provisions of their respective contractual obligations are concerned. Accordingly, allegations of violations of the provisions of applicable federal or state consumer protection laws could potentially result in a large class of claimants asserting claims against the Platforms and other related entities.
Regulatory Regime in the United Kingdom. In the future, the Fund may invest in online lending-related securities through Platforms domiciled in the United Kingdom. Such Platforms must be authorized and regulated by the Financial Conduct Authority (“FCA”) in order to engage in the regulated activity of “operating an electronic system in relation to lending,” following changes to consumer credit regulation in April 2014. The FCA is currently allowing application periods, giving Platforms with interim permission a three-month window in which they must apply to the FCA for full authorization. If any Platform through which the Fund invests were to fail to obtain full authorization, the Platform might be forced to cease its operations, which would disrupt the servicing and administration of loans to which the Fund has exposure through that Platform. Any such disruption may impact the quality of debt collection procedures in relation to those loans and may result in reduced returns to the Fund from those investments.
The FCA has recently also introduced new regulatory controls for Platform operators, including the application of conduct of business rules (in particular, relating to disclosure and promotions), minimum capital requirements, client money protection rules, dispute resolution rules and a requirement for firms to take reasonable steps to ensure existing loans continue to the administered if the firm goes out of business. The introduction of these regulations and any further new laws and regulations could have a material adverse effect on U.K. Platforms’ businesses and may result in interruption of operations by such Platforms or the passing on of the costs of increased regulatory compliance to investors, such as the Fund, in the form of higher origination or servicing fees.
The Fund may invest in loans that constitute regulated credit agreements (consumer credit loans) under the Financial Services and Markets Act 2000 (“FSMA”). Article 60B of the amended Financial Services and Markets Act 2000 (Regulated Activities) Order 2001 (“RAO”) provides that the activity of entering into a regulated credit agreement as lender or exercising or having the right to exercise the lender’s rights and duties under such credit agreement requires FCA authorization. However, article 60I of the RAO and paragraph 55 of the schedule to the Financial Services and Markets Act 2000 (Exemption) Order 2001 provide exemptions from authorization to persons who acquire rights under a regulated credit agreements (but who do not make any such loans or extend any new credit), provided that the servicer of such loans is appropriately authorized by the FCA.
The Fund is not authorized by the FCA in respect of consumer credit activities. To the extent that it acquires any loans which are regulated credit agreements under FSMA, the Fund will be required to ensure that a person with the appropriate FCA authorization is engaged to service such regulated credit agreements in accordance with the exemptions from authorization under article 60B and paragraph 55 outlined above. If the FCA were to successfully challenge the Fund’s reliance on this exemption, this could adversely affect the Fund’s ability to invest in consumer loans in the United Kingdom or other online lending-related securities relating to such consumer loans, and could subject to the Fund to costs that could adversely affect the results of the Fund.
Regulatory Regime in Other Jurisdictions. In the future, the Fund’s loan investments may be sourced from Platforms domiciled outside the United States and United Kingdom, except that the Fund will not invest in Platforms domiciled in emerging markets countries, as determined by the Platforms pursuant to guidelines developed by the Investment Adviser. The Platforms and their investors may face regulation in the other jurisdictions in which the Fund invests. Many other jurisdictions have regulatory regimes in place to authorize or regulate Platforms. If any entity operating a Platform through which the Fund invests, or any entity that is the lender under a loan agreement facilitated by that Platform, were to lose its license or have its license suspended or revoked, the Platform might be forced to cease its operations, which could impair the ability of the Fund to pursue its investment strategy by investing in loans originated by that Platform, and could disrupt the servicing and administration of loans to which the Fund has exposure through that Platform. Any such disruption may impact the quality of debt collection procedures in relation to those loans and may result in reduced returns to the Fund from those investments. In addition, some jurisdictions may regulate the terms of loans issued through a Platform or impose additional requirements on investments in such loans, which could impact the value of online lending-related securities purchased from a Platform operating in such a jurisdiction or the ability of the Fund to pursue its investment strategy by investing in loans originated by such a Platform. New or amended laws or regulations could disrupt the business operations of Platforms operating in jurisdictions in which the Fund invests and could result in the Platforms passing on of increased regulatory compliance costs to investors, such as the Fund, in the form of higher origination or servicing fees.
Systems and Operational and Cybersecurity Risks. The Fund depends on the development and implementation of appropriate systems for the Fund’s activities. The Fund relies heavily on a daily basis on financial, accounting and other data processing systems to execute, clear and settle transactions across numerous and diverse markets and to evaluate certain loans, to monitor its portfolio and capital, and to generate risk management and other reports that are critical to oversight of the Fund’s activities. The Investment Adviser may not be in a position to verify the risks or reliability of such third-party systems. In addition, the Fund relies on information systems to store sensitive information about the Fund, the Investment Adviser, their affiliates and the Shareholders. Any failure of the information technology (“IT”) systems developed and maintained by the Investment Adviser could have a material adverse effect on the ability of the Fund to acquire and realize investments and therefore negatively impact the Fund’s performance.
The Investment Adviser is reliant upon attaining data feeds directly from the Platforms via an API or SFTP connection, which is a system of protocols and tools used for creating software applications. Any delays or failures could impact operational controls and the valuation of the Fund’s portfolio. While the Investment Adviser has in place systems to continually monitor the performance of these IT systems, there can be no guarantee that issues will not arise that may require attention from a specific Platform. Any such issues may result in processing delays. To seek to mitigate this risk the Investment Adviser will seek to put in place, with each Platform through which the Fund intends to invest, a defined process and communication standard to support the exchange of data.
Technology complications associated with lost or broken data fields as a result of Platform-level changes to API and/or SFTP protocols may impact the Fund’s ability to receive and process the data received from the Platforms.
To effectuate the Fund’s investment objective, the Investment Adviser’s activities are dependent upon systems operated by third parties, including without limitation the Platforms, banks, market counterparties and other service providers, and the Investment Adviser may not be in a position to verify the risks or reliability of such third-party systems. Failures in the systems employed by the Investment Adviser, Platforms, banks, counterparties, exchanges and similar clearance and settlement facilities and other parties could result in mistakes made in the confirmation or settlement of transactions, or in transactions not being properly booked, evaluated or accounted for.
In addition, despite the security measures established by the Investment Adviser and other third parties to safeguard the information in these systems, such systems may be vulnerable to attacks by hackers or breached due to employee error, malfeasance or other disruptions. Any such breach could compromise these systems and result in the theft, loss or public dissemination of the information stored therein. Disruptions in a Platform’s, the Investment Adviser’s and/or the Fund’s operations or breach of such Platform’s, the Investment Adviser’s and/or the Fund’s information systems may cause the Fund to suffer, among other things, financial loss, the disruption of its business, liability to third parties, regulatory intervention or reputational damage.
The highly automated nature of a Platform may make it an attractive target for, and potentially vulnerable to, cyberattacks, computer viruses, physical or electronic break-ins and similar disruptions. If a hacker were able to infiltrate a Platform, the Fund may experience losses on, or delays in the recoupment of amounts owed on, a fraudulently induced purchase of a loan. If a Platform is unable to prevent such activity, the value of the loans and such Platform’s ability to fulfill its servicing obligations and to maintain the Platform would be adversely affected. Because techniques used to sabotage or obtain unauthorized access to systems change frequently and generally are not recognized until they are launched against a target, the Platforms may be unable to anticipate these techniques or to implement adequate preventative measures. In addition, federal regulators and many federal and state laws and regulations require companies to notify individuals of data security breaches involving their personal data. If security measures are breached because of third-party action, employee error, malfeasance or otherwise, or if design flaws in software are exposed and exploited, relationships with borrowers and investors could be severely damaged. All of these potential risks may cause a decrease in the amount of loans acquired by the Platforms, which may directly affect the Fund and its ability to achieve its investment objective. The potential for security breaches may also adversely affect the Fund due to its reputational impact on the Platforms and wider effect on the online lending industry as a whole.
Any of the foregoing failures or disruptions could have a material adverse effect on the Fund and the Shareholders’ investments therein.
Other Principal Risks
General Economic and Market Conditions. The value of your investment in the Fund is based on the market values of the alternative lending securities the Fund holds. These values change regularly due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of alternative lending securities the Fund owns and the markets in which the alternative lending securities trade. Volatility and disruption in financial markets and economies may be sudden and unexpected, expose the Fund to greater risk, including risks associated with reduced market liquidity and fair valuation, and adversely affect the Fund’s operations. For example, the Investment Adviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions and reduced market liquidity may impact the Fund’s ability to sell alternative lending securities to conduct repurchases of its shares (i.e., increase the risk that the Fund will not be able to pay redemption proceeds within the allowable time period). In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.
The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market or with respect to one company may adversely impact other issues, including those in a different country, region, or financial market. Alternative lending securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. Inflation rates may change frequently and significantly because of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change). Changes in  inflation rates or expected inflation rates may adversely affect market and economic conditions, an issuer’s financial condition, the Fund’s investments and an investment in the Fund. Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). In general, the alternative lending securities or other instruments that the Investment Adviser believes represent an attractive investment opportunity or in which the Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, the Fund may need to obtain the desired exposure through a less advantageous investment, forgo the investment at the time or seek to replicate the desired exposure through a derivative transaction or investment in another investment. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and other pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on economies, financial markets, issuers and the Investment Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect a Fund’s investments and other operations.
Highly Volatile Markets. Financial markets may be highly volatile from time to time. The prices of commodities contracts and all derivative instruments, including futures and options, can be highly volatile. Price movements of forwards, futures and other derivative contracts are influenced by, among other things: interest rates; changing supply and demand relationships; trade, fiscal, monetary and exchange control programs and policies of governments; and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments, futures and options. Intervention often is intended directly to influence prices and may, together with other factors, cause all such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.
Concerns about political instability, questions about the strength and sustainability of the U.S. economic recovery, concerns about the growing federal debt and slowing growth in China, are factors which continue to concern the financial markets and create volatility. Issuers that have exposure to the real estate, mortgage and credit markets may be particularly affected by subsequent adverse events affecting these sectors and general market turmoil. Moreover, legal or regulatory changes applicable to financial services companies may adversely affect such companies’ ability to generate returns and/or continue certain lines of business. See “Risk Considerations—Alternative Lending Risk Considerations.”
General Risks of Securities Activities. All securities investing and trading activities risk the loss of capital. Although the Investment Adviser will attempt to moderate these risks, no assurance can be given that the Fund’s investment activities will be successful or that Shareholders will not suffer losses. Following below are some of the more significant specific risks that the Investment Adviser believes are associated an investment in the Fund:
Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic, political and public health conditions.
Bonds and Other Fixed Income Securities. Fixed income securities include, among other securities: bonds, notes and debentures issued by U.S. and non-U.S. corporations; debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“U.S. government securities”) or by a non-U.S. government; municipal securities; and mortgage-backed and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund’s investments may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The duration of a fixed income security is an attempt to quantify and estimate how much the security’s price can be expected to change in response to changing interest rates. For example, when the level of interest rates increases by 1%, a fixed income security having a positive duration of four years generally will decrease in value by 4%; when the level of interest rates decreases by 1%, the value of that same security generally will increase by 4%. Accordingly, securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.
Except as described herein, the Fund may have exposure, without limitation, to investments that are rated below investment grade or that are unrated but are judged by the Investment Adviser to be of comparable quality. The alternative lending securities in which the Fund invests (or, in the case of asset-backed securities, the loans that back them) typically are not rated by an NRSRO. Although the Fund’s Fundamental Investment Restrictions do not permit the Fund to invest in consumer loans of sub-prime quality, unrated securities purchased by the Fund may be of credit quality comparable to securities rated below investment grade by an NRSRO. The Fund may invest, without limitation, in unrated securities that may be of a credit quality comparable to securities rated below investment grade. To the extent the Fund invests directly in fractional or whole interests in alternative lending securities, such investments will not include consumer loans that are of sub-prime quality. Otherwise, the fractional or whole interests in alternative lending securities or tranches of alternative lending securitizations in which the Fund may invest may be of a credit quality comparable to securities rated below investment grade. Below investment grade securities, which are commonly called “junk bonds,” are rated below BBB- by S&P or Baa3 by Moody’s, or have comparable ratings by another rating organization. Accordingly, certain of the Fund’s unrated investments could constitute a highly risky and speculative investment, similar to an investment in “junk bonds.” The Fund may also invest in both rated senior classes of asset-backed securities as well as residual interests in pools of alternative lending loans or securitizations. To the extent the Fund invests in residual interests in pools of alternative lending loans or securitizations, a small percentage of loans in the pools may include consumer loans of sub-prime quality.
Below investment grade investments may be subject to greater risks than other investments, including greater levels of risk related to changes in interest rates, credit risk (including a greater risk of default) and liquidity risk. There is a greater risk of loss associated with alternative lending investments and the ability of a borrower to make principal and/or interest payments is predominantly speculative for below investment grade investments or unrated investments judged by the Investment Adviser to have a similar quality. Below investment grade investments or unrated investments judged by the Investment Adviser to be of comparable quality may be more susceptible to real or perceived adverse economic and competitive industry or business conditions than higher-grade investments. Yields on below investment grade investments will fluctuate.
Fixed income securities may experience reduced liquidity due to the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed income securities, which may occur to the extent traditional dealer counterparties that engage in fixed income trading do not maintain inventories of corporate bonds (which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time. Liquidity risk also may be magnified in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates, or other circumstances where investor redemptions from fixed income mutual funds, exchange-traded funds or hedge funds may be higher than normal, causing increased supply in the market due to selling activity.
Non-U.S. Securities. The Fund may invest in securities of non-U.S. issuers and in depositary receipts or shares (of both a sponsored and non-sponsored nature), such as American Depositary Receipts, American Depositary Shares, Global Depositary Receipts or Global Depositary Shares (referred to collectively as “ADRs”), which represent indirect interests in securities of non-U.S. issuers. Sponsored depositary receipts are typically created jointly by a foreign private issuer and a depositary. Non-sponsored depositary receipts are created without the active participation of the foreign private issuer of the deposited securities. As a result non-sponsored depositary receipts may be viewed as riskier than depositary receipts of a sponsored nature. Non-U.S. securities in which the Fund may invest may be listed on non-U.S. securities exchanges or traded in non-U.S. over-the-counter markets (“OTC”). Investments in non-U.S. securities are subject to risks generally viewed as not present in the United States. These risks include: varying custody, brokerage and settlement practices; difficulty in pricing of securities; less public information about issuers of non-U.S. securities; less governmental regulation and supervision over the issuance and trading of securities than in the United States; the lack of availability of financial information regarding a non-U.S. issuer or the difficulty of interpreting financial information prepared under non-U.S. accounting standards; less liquidity and more volatility in non-U.S. securities markets; the possibility of expropriation or nationalization; the imposition of withholding and other taxes; adverse political, social or diplomatic developments; limitations on the movement of funds or other assets between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in non-U.S. countries. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Governmental issuers of non-U.S. securities may also be unable or unwilling to repay principal and interest due, and may require that the conditions for payment be renegotiated. Investment in non-U.S. countries typically also involves higher brokerage and custodial expenses than does investment in U.S. securities.
Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, companies, entities and/or individuals, may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value or sell.
Other risks of investing in non-U.S. securities include the following:
Non-U.S. Exchanges. The Fund may trade, directly or indirectly, futures and securities on exchanges located outside of the United States. Some non-U.S. exchanges, in contrast to U.S. exchanges, are “principal’s markets” in which performance is solely the individual member’s responsibility with whom the Fund has entered into a commodity contract and not that of an exchange or clearinghouse, if any. In the case of trading on non-U.S. exchanges, the Fund is subject to the risk of the inability of, or refusal by, the counterparty to perform with respect to contracts. Moreover, since there is generally less government supervision and regulation of non-U.S. exchanges, clearinghouses and clearing firms than in the United States, the Fund is also subject to the risk of the failure of the exchanges on which its positions trade or of their clearinghouses or clearing firms, and there may be a high risk of financial irregularities and/or lack of appropriate risk monitoring and controls.
Non-U.S. Government Securities. The Fund’s non-U.S. investments may include debt securities issued or guaranteed by non-U.S. governments, their agencies or instrumentalities and supranational entities. The Fund may invest in debt securities issued by certain “supranational” entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. An example of a supranational entity is the International Bank for Reconstruction and Development (commonly referred to as the “World Bank”).
Investment in sovereign debt of non-U.S. governments can involve a high degree of risk, including additional risks not present in debt obligations of corporate issues and the U.S. Government. The issuer of the debt or the government authority that controls the repayment of sovereign debt may be unable or unwilling to repay the principal and/or interest when due in accordance with the terms of the debt, and the Fund may have limited recourse to compel payment in the event of a default. A sovereign debtor’s or governmental entity’s willingness or ability to repay principal and/or interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s or governmental entity’s policy toward international lenders, such as the International Monetary Fund, the World Bank and other multilateral agencies, the political constraints to which a governmental entity may be subject, and changes in governments and political systems. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds, which may further impair the foreign sovereign obligor’s ability or willingness to timely service its debts.
At certain times, certain countries have declared moratoria on the payment of principal and interest on external debt. Governmental entities may also depend on expected disbursements from non-U.S. governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no legal process for collecting on a sovereign debt that a government does not pay or bankruptcy proceeding by which all or a part of the sovereign debt that a governmental entity has not repaid may be collected. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt to a greater extent than the volatility inherent in debt obligations of other types of issues.
Currencies. The Fund may invest a portion of its assets in non-U.S. currencies, or in instruments denominated in non-U.S. currencies, the prices of which are determined with reference to currencies other than the U.S. dollar. To the extent unhedged, the value of the Fund’s assets will fluctuate with U.S. dollar exchange rates, as well as the price changes of its investments in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the other currencies in which the Fund makes its investments will reduce the effect of increases, and magnify the effect of decreases, in the prices of securities denominated in currencies other than the U.S. dollar and held by the Fund in such securities’ respective local markets. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect on the non-U.S. dollar securities of the Fund. In addition, some governments from time to time impose restrictions intended to prevent capital flight, which may for example involve punitive taxation (including high withholding taxes) on certain securities transfers or the imposition of exchange controls making it difficult or impossible to exchange or repatriate the local currency. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority will also have a significant impact on the value of any investments denominated in that currency.
The Fund may also incur costs in connection with conversion between various currencies. In addition, the Fund may be denominated in non-U.S. currencies. Subscription amounts contributed in non-U.S. currencies will be converted from U.S. dollars into the applicable foreign currency at the then applicable exchange rate determined by and available to the Investment Adviser. In certain cases, depending on the applicable circumstances, the exchange rate obtained by the Investment Adviser may be less advantageous to the Fund than other rates available to the Fund directly.
The Fund may enter into foreign currency forward exchange contracts for hedging and non-hedging purposes in pursuing its investment objective. Foreign currency forward exchange contracts are transactions involving the Fund’s obligation to purchase or sell a specific currency at a future date at a specified price. Foreign currency forward exchange contracts may be used by the Fund for hedging purposes to protect against uncertainty in the level of future non-U.S. currency exchange rates, such as when the Fund anticipates purchasing or selling a non-U.S. security. This technique would allow the Fund to “lock in” the U.S. dollar price of the security. Foreign currency forward exchange contracts may also be used to attempt to protect the value of the Fund’s existing holdings of non-U.S. securities. Imperfect correlation may exist, however, between the Fund’s non-U.S. securities holdings and the foreign currency forward exchange contracts entered into with respect to those holdings. The precise matching of foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. Foreign currency forward exchange contracts may be used for non-hedging purposes in seeking to meet the Fund’s investment objective, such as when the Investment Adviser anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Fund’s investment portfolio. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.
Generally, the Fund is subject to no requirement that they hedge all or any portion of their exposure to non-U.S. currency risks, and there can be no assurance that hedging techniques will be successful if used.
High-Yield Instruments and Unrated Debt Securities Risk. The loans purchased by the Fund are not rated by an NRSRO. In evaluating the creditworthiness of borrowers, the Investment Adviser relies on the ratings ascribed to such borrowers by the relevant Platform or otherwise determined by the Investment Adviser. The analysis of the creditworthiness of borrowers of loans may be a lot less reliable than for loans originated through more conventional means. In addition, the Fund may invest in debt securities and instruments that are classified as “higher yielding” (and, therefore, higher risk) investments. In most cases, such investments will be rated below investment grade by NRSROs or will be unrated. These investments are commonly referred to as “junk” investments. Investments in such securities are subject to greater risk of loss of principal and interest than higher rated instruments and may be considered to be predominantly speculative with respect to the obligor’s capacity to pay interest and repay principal. Such investments may also be considered to be subject to greater risk than those with higher ratings in the case of deterioration of general economic conditions. Because investors generally perceive that there are greater risks associated with high-yield instruments, the yields and prices of such instruments may fluctuate more than those that are higher rated. The market for high-yield instruments may be smaller and less active than those that are higher rated, which may adversely affect the prices at which the Fund’s investments can be sold and result in losses to the Fund, which, in turn, could have a material adverse effect on the performance of the Fund. Such securities and instruments are generally not exchange traded and, as a result, trade in the OTC marketplace, which is less transparent than the exchange-traded marketplace.
Subsidiary Risk. By investing through its Subsidiaries, the Fund is exposed to the risks associated with the Subsidiaries’ investments. Subsidiaries are not registered as investment companies under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act, although each Subsidiary is managed pursuant to the compliance policies and procedures of the Fund applicable to it. Changes in the laws of the United States and/or the jurisdiction in which a Subsidiary is organized could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could adversely affect the Fund.
Reverse Repurchase Agreements. Reverse repurchase agreements involve a sale of a security by the Fund to a bank or securities dealer and the Fund’s simultaneous agreement to repurchase the security for a fixed price (reflecting a market rate of interest) on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. Reverse repurchase transactions are a form of leverage that may also increase the volatility of the Fund’s investment portfolio.
Risk of Bonds and Other Debt Securities Backed by Pools of Alternative Lending Securities. The Fund may invest in bonds and other debt securities backed by a pool of alternative lending securities. These investments include bonds or other debt securities issued by SPVs established solely for the purpose of holding alternative lending securities secured only by such assets (which practice is known as securitization). Payment of principal and interest on such bonds and debt securities is dependent upon the cash flows generated by the underlying loans, and therefore these investments are subject to the same types of risks as direct investments in alternative lending securities.
Small Business Risk. The Fund may invest in loans, receivables or merchant cash advances (MCAs) with exposure to small and medium size enterprises (SMEs). SMEs may not have steady earnings growth, may be operated by less experienced individuals, may have limited resources and may be more vulnerable to adverse general market or economic developments. Platforms that originate loans to or purchase receivables from SMEs do not always conduct on-site due diligence visits to verify that the businesses exist and are in good standing, which may lead to higher instances of fraud. Receivables and MCAs are advances based upon the future revenues or credit card sales of a business. Repayment of an MCA is typically made by the MCA provider taking an agreed upon percentage of the business’s future cash flow (often through a percentage of the business’s credit card transactions) until the MCA amount is repaid in full plus an agreed upon percentage of the MCA amount, referred to as a “factor.” The factor amount is usually higher than interest rates on commercial loans or other comparable loan products. Because MCAs are repaid using the future receipts of the business and are not unconditional obligations by the merchant to repay the advance, MCAs are generally not considered to be loans that are subject to state licensing and usury laws. If the business does not generate sufficient receipts due to adverse business conditions, it may not be able to pay off the MCA, thereby adversely affecting the Fund’s investment. Fraud, delays or write-offs associated with SME loans, receivables and MCAs could directly impact the profitability of the Fund’s potential investments in such instruments. Some SME assets have recourse to a personal guarantor, which may become obligated to pay any remaining amounts owed to the owner of the loan or receivable, although others have no recourse and the Fund would have no such “back-up” if the business fails to pay back the principal and interest or advance amount and additional factor.
In addition, a number of lawsuits in recent years have sought to re-characterize MCAs as loans subject to state usury laws. If that were to occur with respect to any Fund investments, the Fund may not be able to collect on those MCAs deemed by a court to be disguised loans in violation of state usury laws. MCAs may also be subject to increasing scrutiny by federal and state regulatory agencies, which could lead to additional regulation and oversight of such investments.
Student Loans Risk. In general, the repayment ability of borrowers of student loans, as well as the rate of prepayments on student loans, may be influenced by a variety of economic, social, competitive and other factors, including changes in interest rates, the availability of alternative financings, regulatory changes affecting the student loan market and the general economy. For instance, certain student loans may be made to individuals who generally have higher debt burdens than other individual borrowers (such as students of post-secondary programs). The effect of the foregoing factors is impossible to predict.
Real Estate Loans and Real Estate-Related Assets Risk. The Fund may gain exposure to loans, securities or derivatives secured by, or relating to, real property, or it may invest in equity or debt issued by Platforms originating such loans, securities or derivatives. The value of an investment in securities or of the real property underlying a loan will be subject to the risks generally incident to the ownership of real estate. These risks include the cyclical nature of real estate values, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, environmental risks, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and other real estate capital market influences. Generally, increases in interest rates will increase the costs of obtaining financing, which could directly and indirectly decrease the value of the Fund’s investments. To the extent the Fund invests in real estate loans or securities, such investments are limited to real estate loans where, at the time of investment, the loan-to-value ratio of the property is less than or equal to 95%. If the Fund acquires options or certain other types of derivative securities on real estate, such as home equity agreements, and is unable to exercise them or otherwise participate in the intended upside economics, the Fund could lose the entire value of its investment in such derivatives.
Legal and Regulatory Risk – General. Legal, tax and regulatory changes could occur and may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. The regulation of U.S. and non-U.S. securities and investment funds, such as the Fund, has undergone substantial changes in recent years, and such change may continue. New (or revised) laws or regulations may be imposed by U.S. Congress, the Commodity Futures Trading Commission (“CFTC”), the Securities and Exchange Commission (“SEC”), the U.S. Federal Reserve or other banking regulators, the U.S. Department of Labor, other regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these regulatory authorities or self-regulatory organizations.
In addition, the securities and futures markets are subject to comprehensive statutes and regulations. The CFTC, the SEC, the FDIC, other regulators and self-regulatory organizations and exchanges are authorized under these statutes, regulations and otherwise to take extraordinary actions in the event of market emergencies. The Fund and the Investment Adviser are eligible for exemptions from certain regulations. However, there is no assurance that the Fund and the Investment Adviser will continue to be eligible for such exemptions. For example, the Investment Adviser has claimed an exclusion from the definition of the term “commodity pool operator” (“CPO”) with regard to the operation of the Fund pursuant to Regulation 4.5 promulgated by the CFTC under the Commodity Exchange Act of 1936, as amended (“CEA”). To continue to qualify for the exclusion under CFTC Regulation 4.5, the aggregate initial margin and premiums required to establish positions in CEA-regulated derivative instruments (other than positions entered into for “bona fide hedging purposes”) may not exceed five percent of the Fund’s liquidation value or, alternatively, the net notional value of the Fund’s aggregate investments in CEA-regulated derivative instruments (other than positions entered into for “bona fide hedging purposes”) may not exceed 100% of the Fund’s liquidation value. In the event the Investment Adviser fails to qualify for the exclusion and the Investment Adviser is required to operate the Fund in its capacity as a registered CPO, it will become subject to additional disclosure, recordkeeping and reporting requirements with respect to the Fund, which may increase the Fund’s expenses.
The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) establishes rigorous oversight standards for the U.S. economy, market participants and businesses. As the implementation of the Dodd-Frank Act continues, its full impact on the Fund and the ability of the Fund to meet its investment objective is unknown. The effect of the Dodd-Frank Act or other regulatory changes on the Fund could be substantial and may adversely affect the Fund’s performance. The implementation of the Dodd-Frank Act could also adversely affect the Investment Adviser and the Fund by increasing transaction and/or regulatory compliance costs. In addition, greater regulatory scrutiny and the implementation of enhanced and new regulatory requirements may increase the Investment Adviser’s and the Fund’s exposure to potential liabilities, and in particular liabilities arising from violating any such enhanced and/or new regulatory requirements. Increased regulatory oversight could also impose administrative burdens on the Investment Adviser and the Fund, including, without limitation, responding to investigations and implementing new policies and procedures. The Dodd-Frank Act and related regulations have had a significant impact on the trading and use of many derivative instruments, and derivative dealers and their counterparties have become subject to new business conduct standards and disclosure requirements, reporting and recordkeeping requirements, transparency requirements, position limits, margin requirements and other regulatory burdens. These new regulatory and margin requirements may increase the overall costs for derivatives dealers and their counterparties and may also render certain strategies in which the Fund might otherwise engage impossible or so costly that they will no longer be economical to implement. Derivatives dealers can be expected to try to pass those increased costs along, at least partially, to market participants such as the Fund in the form of higher fees or less advantageous dealer marks. The ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain and the Investment Adviser and the Fund may be affected by the new legislation and regulation in ways that are currently unforeseeable.
The federal interagency credit risk retention rules (the “U.S. Risk Retention Rules”) require the “sponsor” of a “securitization transaction” to retain (either directly or through its “majority-owned affiliates”) not less than 5% of the “credit risk” of the assets collateralizing the related asset-backed securities. The U.S. Risk Retention Rules became effective on December 24, 2016 with respect to asset-backed securities collateralized by assets other than residential mortgages. As a result, the failure of a “sponsor” to comply with the U.S. Risk Retention Rules may have a material and adverse effect on the market value and/or liquidity of any securities held by the Fund in regards to related securitizations of such sponsoring entity.
As internet commerce continues to evolve, increasing regulation by U.S. federal and state governments becomes more likely. Platforms may be negatively affected by the application of existing laws and regulations or the enactment of new laws applicable to online lending. In addition, federal and state governmental or regulatory agencies may decide to impose taxes on services provided over the Internet. These taxes could discourage the use of the Internet as a means of consumer lending, which would adversely affect the viability of the Platforms. As a result, the Fund’s performance would be negatively impacted by the non-viability of any or all of the Platforms in whose loans it has invested.
In recent years, there appears to be a renewed popular, political and judicial focus on finance-related consumer protection. Financial institution practices are also subject to greater scrutiny and criticism generally. In the case of transactions between financial institutions and the general public, there may be a greater tendency toward strict interpretation of terms and legal rights in favor of the consuming public, particularly where there is a real or perceived disparity in risk allocation and/or where consumers are perceived as not having had an opportunity to exercise informed consent to the transaction. In the event of conflicting interests between individual loan borrowers and an originating platform or the Fund, a court may similarly seek to strictly interpret terms and legal rights in favor of individual borrowers, which could negatively impact the Fund to the extent the Fund invested in such loans.
Risks Relating to Fund’s RIC Status. The Fund has elected to be treated, and intends to qualify and be treated each taxable year, as a RIC under Subchapter M of the Code. In order for the Fund to qualify as a RIC in any taxable year, the Fund must meet certain asset diversification tests (the “Diversification Tests”) and at least 90% of its gross income for such year must consist of certain types of qualifying income. The Diversification Tests will be satisfied if, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities, securities of other RICs, and other securities limited, with respect to any one issuer, to no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or in the securities of one or more qualified publicly traded partnerships. So long as the Fund qualifies as a RIC, it generally will not be subject to U.S. federal income tax on its income, including net capital gain, distributed to Shareholders, provided that, for each taxable year, the Fund distributes to its Shareholders an amount equal to or exceeding 90% of the sum of its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) and its net tax-exempt income, if any. The Fund intends to distribute all or substantially all of its investment company taxable income and net capital gain each year. If Congress, the Treasury Department or the Internal Revenue Service (“IRS”) were to take any action that altered the Fund’s current understanding of these requirements, certain types of income representing a significant portion of the Fund’s gross income may not constitute qualifying income or the Fund may not be adequately diversified. In that case, the Fund could be forced to change the manner in which it pursues its investment strategy or, if the Fund were ineligible to or otherwise did not “cure” its failure to meet such requirements, the Fund could cease to qualify for the special U.S. federal income tax treatment accorded RICs. If for any taxable year the Fund did not qualify as a RIC, it would be treated as a corporation subject to U.S. federal income tax, thereby subjecting any income earned by the Fund to tax at the corporate level (currently at a 21% U.S. federal tax rate) and, when such income is distributed, to a further tax at the Shareholder level to the extent of the Fund’s current or accumulated earnings and profits. See “Tax Aspects.”
Tax Treatment of Loans Risk. No statutory, judicial or administrative authority directly discusses how the notes, certificates and other alternative lending securities in which the Fund invests should be treated for tax purposes. As a result, the tax treatment of the Fund’s investment in the alternative lending securities is uncertain. The tax treatment of the Fund’s investment in the alternative lending securities could be affected by changes in tax laws or regulations, or interpretations thereof, or by court cases that could adversely affect the Fund and its ability to qualify as a RIC under Subchapter M of the Code.
As described above, the Fund invests primarily in whole loans sourced from lending Platforms based in the United States. For purposes of the Diversification Tests, it may be uncertain whether the issuer of such whole loans made by the Fund is the Platform, or the underlying borrowers with respect to such investments. In the opinion of Dechert LLP, tax counsel to the Fund, whole loans acquired by the Fund under the circumstances described below in “Tax Aspects” should be treated as issued by the underlying borrower for the purposes of the Diversification Tests. Based on such opinion, the Fund intends to treat the underlying borrowers as the issuers of whole loans (and not the Platforms) for purposes of the Diversification Tests. However, such opinion is not binding on the IRS or a court and there can be no assurance that the IRS will not take contrary positions or that a court would agree with such opinion if litigated. While the Fund intends to invest in loans sourced by various Platforms, there may be times where a substantial portion of its alternative lending investments will be sourced from one Platform. Thus, a determination or future guidance by the IRS that the issuer of such whole loans is the Platform may adversely affect the Fund’s ability to meet the Diversification Tests and qualify as a RIC. Failure of the Fund to qualify and be eligible to be treated as a RIC would result in Fund-level taxation and, consequently, a reduced return on your investment. The Fund could in some cases cure such failure, including by paying a Fund-level tax or interest, making additional distributions, or disposing of certain assets. See “Tax Aspects.”
Risk of Treatment as a Non-Publicly Offered RIC. The Fund will be treated as a “publicly offered regulated investment company” (within the meaning of Section 67 of the Code) if either (i) Shares of the Fund’s stock collectively are held by at least 500 persons at all times during a taxable year, (ii) Shares of the Fund’s stock are treated as regularly traded on an established securities market or (iii) Shares of the Fund’s stock are continuously offered pursuant to a public offering (within the meaning of section 4 of the Securities Act of 1933, as amended (the “Securities Act”). The Fund cannot provide assurance that it will be treated as a publicly offered regulated investment company for all taxable years. If the Fund is not treated as a publicly offered regulated investment company for any calendar year, each U.S. Shareholder that is an individual, trust or estate will be treated as having received a dividend from the Fund in the amount of such U.S. Shareholder’s allocable share of the Fund’s management fees and certain of other expenses for the calendar year, and these fees and expenses will be treated as miscellaneous itemized deductions of such U.S. Shareholder. For taxable years beginning before 2026, miscellaneous itemized deductions generally are not deductible by a U.S. Shareholder that is an individual, trust or estate. For taxable years beginning in 2026 or later, miscellaneous itemized deductions generally are deductible by a U.S. Shareholder that is an individual, trust or estate only to the extent that the aggregate of such U.S. Shareholder’s miscellaneous itemized deductions exceeds 2% of such U.S. Shareholder’s adjusted gross income for U.S. federal income tax purposes, are not deductible for purposes of the alternative minimum tax and are subject to the overall limitation on itemized deductions under the Code. See “Tax Aspects.”
Income Risk. The income Shareholders receive from the Fund is based primarily on the interest it earns from its investments, which can vary widely over the short and long term. If prevailing market interest rates drop, distribution rates of the Fund’s debt holdings and Shareholder’s income distributions from the Fund could drop as well. The Fund’s income also would likely be affected adversely when prevailing short-term interest rates increase and the Fund is utilizing leverage.
Treatment of Fund Investments under Federal Securities Laws. The Fund has been advised that it is the current view of the SEC and its staff that the purchase of whole loans through alternative lending Platforms involves the purchase of “securities” issued by the originating Platforms under the Securities Act. If the alternative lending securities purchased by the Fund, such as whole loans, are deemed to be “securities” under federal securities law, then the issuers of such instruments are subject to a wide range of obligations and sanctions. At the federal level, the issuer, the underwriter and other individuals in a public offering signing a registration statement are strictly liable for any inaccurate statements in the document. Even though an exemption from registration with the SEC is typically utilized by the issuers of the alternative lending securities that are considered “securities” pursuant to the federal securities laws, the anti-fraud provisions of the federal securities laws still apply. Avoidance of fraud requires full and fair disclosure of all material facts and the usual method of discharging this disclosure obligation is for the issuer to prepare and distribute a prospectus that has been registered with the SEC or, in a private transaction, an “offering memorandum” that incorporates the same type of information as would be contained in a registration statement. Noncompliance with federal securities laws can involve potentially severe consequences for the issuer and the Fund may recover civil damages from the applicable issuer of a security if the requisite intent can be shown against its directors, managers and/or other responsible persons. Securities regulators can also institute administrative proceedings, suits for injunction and, in the appropriate circumstances, even criminal actions. In addition, there are separate obligations and sanctions under securities laws which exist in each and every state.
There is no bright line test to determine whether notes evidencing loans should be deemed “securities” within the purview of the SEC. In general, a determination of whether a note evidencing a loan is a security under the Securities Act is subject to an analysis of the facts and circumstances of the transaction involving the issuance of the notes. To the extent certain alternative lending securities, such as whole loans, are not, in the future, deemed to be “securities” under the Securities Act, the Fund would not be able to seek the remedies described above with respect to such instruments.
Investment Company Securities. Subject to the limitations set forth in the 1940 Act, or as otherwise permitted by the SEC, the Fund may acquire shares in other investment companies, including foreign investment companies and ETFs, which may be managed by the Investment Adviser or its affiliates. The market value of the shares of other investment companies may differ from the NAV of the Fund. The shares of closed-end investment companies frequently trade at a discount to their NAV. As a shareholder in an investment company, the Fund would bear its ratable share of that entity’s expenses, including its investment advisory and administration fees. At the same time, the Fund would continue to pay its own advisory and administration fees and other expenses. As a result, the Fund and its Shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in other investment companies. The SEC has adopted changes to the regulatory framework governing investments by investment companies in other investment companies, which may adversely affect the Fund’s ability to invest in one or more investment companies in excess of applicable statutory limits.
Repurchase Risks. The Fund has no obligation to repurchase Shares at any time; any such repurchases will only be made at such times, in such amounts and on such terms as may be determined by the Board of Trustees, in its sole discretion. Subject to Board approval, the Fund intends to conduct a share repurchase program pursuant to which it intends to conduct quarterly tender offers on approximately 5% to 25% of the Fund’s net assets. With respect to any future repurchase offer, Shareholders tendering any Shares for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer (the “Notice Date”). The Notice Date generally will be 60 days prior to the date as of which the Shares to be repurchased are valued by the Fund (the “Valuation Date”). Tenders will be revocable upon written notice to the Fund up to 40 days prior to the Valuation Date. Shareholders that elect to tender any Shares for repurchase will not know the price at which such Shares will be repurchased until the Fund’s NAV as of the Valuation Date is able to be determined, which determination is expected to be able to be made only late in the month following that of the Valuation Date. It is possible that during the time period between the Expiration Date and the Valuation Date, general economic and market conditions could cause a decline in the value of Shares in the Fund. Moreover, because the Notice Date will be substantially in advance of the Valuation Date, Shareholders who tender Shares of the Fund for repurchase will receive their repurchase proceeds well after the Notice Date. Shareholders who require minimum annual distributions from a retirement account through which they hold Shares should consider the Fund’s schedule for repurchase offers and submit repurchase requests accordingly. See “Repurchases and Transfers of Shares.”

Effects of Leverage [Text Block]
Effects of Leverage
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on Shares total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. Specifically, the table is intended to illustrate the amplified effect leverage may have on Shares total returns based on the performance of the Fund’s underlying assets, i.e., gains or losses will be greater than they otherwise would be without the use of leverage. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Risk Considerations.”
The table further reflects the issuance of leverage through a credit facility representing 17.60% of the Managed Assets at an annual interest rate expense to the Fund of 5.62%. The Shares must experience an annual return of 1.20% in order to cover the annual interest expense.

Assumed Return on Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding Return to Shareholder	-13.34%	-7.27%	-1.20%	4.87%	10.94%
Total return is composed of two elements: the Fund’s net investment income after paying the carrying cost of leverage and gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table above assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Fund must assume that the interest it receives on its debt security investments is entirely offset by losses in the value of those investments.
If the Fund uses leverage, the amount of fees paid to the Investment Adviser for management services will be higher than if the Fund does not use leverage because the Management Fee paid is calculated based on the Managed Assets, which include assets purchased with leverage. Therefore, the Investment Adviser has a financial incentive to use leverage, which creates a conflict of interest between the Investment Adviser and the Shareholders, as only the Shareholders would bear the fees and expenses incurred through the Fund’s use of leverage.

Annual Interest Rate [Percent]		5.62%
Annual Coverage Return Rate [Percent]		1.20%
Effects of Leverage [Table Text Block]

Assumed Return on Portfolio (Net of Expenses)	-10%	-5%	0%	5%	10%
Corresponding Return to Shareholder	-13.34%	-7.27%	-1.20%	4.87%	10.94%

Return at Minus Ten [Percent]		(13.34%)
Return at Minus Five [Percent]		(7.27%)
Return at Zero [Percent]		(1.20%)
Return at Plus Five [Percent]		4.87%
Return at Plus Ten [Percent]		10.94%
Effects of Leverage, Purpose [Text Block]		The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on Shares total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. Specifically, the table is intended to illustrate the amplified effect leverage may have on Shares total returns based on the performance of the Fund’s underlying assets, i.e., gains or losses will be greater than they otherwise would be without the use of leverage. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Risk Considerations.”The table further reflects the issuance of leverage through a credit facility representing 17.60% of the Managed Assets at an annual interest rate expense to the Fund of 5.62%. The Shares must experience an annual return of 1.20% in order to cover the annual interest expense.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]
Each Shareholder has the right to cast a number of votes equal to the number of Shares held by such Shareholder at a meeting of Shareholders called by the Fund’s Board of Trustees. Shareholders will be entitled to vote on any matter on which shareholders of a registered investment company organized as a corporation would be entitled to vote, including certain elections of a Trustee and approval of the Investment Advisory Agreement, in each case to the extent that voting by Shareholders is required by the 1940 Act. Notwithstanding their ability to exercise their voting privileges, Shareholders in their capacity as such are not entitled to participate in the management or control of the Fund’s business, and may not act for or bind the Fund.

Alternative Lending Risk Considerations - Loans may carry risk and be speculative
General Description of Registrant [Abstract]
Risk [Text Block]		Alternative Lending Risk ConsiderationsLoans may carry risk and be speculative. Loans are risky and speculative investments. The loans are obligations of the borrower and depend entirely for payment on receipt of payments by a borrower. If a borrower fails to make any payments, the amount of interest payments received by the Fund will be reduced. Many of the loans in which the Fund invests are unsecured personal loans. However, the Fund may invest in business and specialty finance, including secured loans. If borrowers do not make timely payments of the interest due on their loans, the yield on the Fund’s Shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the Fund’s NAV will decrease. Uncertainty and negative trends in general economic conditions in the United States and abroad, including significant volatility in credit markets, historically have created a difficult environment for companies in the lending industry. Many factors may have a detrimental impact on the Platforms’ operating performance and the ability of borrowers to pay principal and interest on loans. These factors include general economic conditions, unemployment levels, energy costs and interest rates, as well as events such as natural disasters, acts of war, terrorism and catastrophes.
Prepayment Risk
General Description of Registrant [Abstract]
Risk [Text Block]		Prepayment Risk. Borrowers may have the option to prepay all or a portion of the remaining principal amount due under a borrower loan at any time without penalty. In the event of a prepayment of the entire remaining unpaid principal amount of a borrower loan in which the Fund invests, the Fund will receive such prepayment but further interest will not accrue on such loan after the date of the prepayment. If the borrower prepays a portion of the remaining unpaid principal balance, interest will cease to accrue on the prepaid portion, and the Fund will not receive all of the interest payments that it expected to receive.When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in loans or other securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation), as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the Fund will generally be at lower rates of return than the return on the assets that were prepaid, which may result in a decline in the Fund’s income and distributions to Shareholders. Prepayment reduces the yield to maturity and the average life of a loan or other security.
Interest Rate Risk
General Description of Registrant [Abstract]
Risk [Text Block]		Interest Rate Risk. Interest rate risk is the risk that investments will decline in value because of changes in market interest rates. When interest rates rise the market value of a loan or other debt securities generally will fall, and when interest rates fall the market value of such securities generally rise. The Fund’s investment in such securities means that the NAV and market price of the Shares may decline if market interest rates rise. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). Investments in loans or other debt securities with long-term maturities may experience significant price declines if long-term interest rates increase. This is known as maturity risk. The value of the Fund’s investments in common shares or other equity securities may also be influenced by changes in interest rates.Investments in variable rate loans or other debt instruments, although generally less sensitive to interest rate changes than longer duration fixed rate instruments, may nevertheless decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Conversely, variable rate instruments will not generally increase in value if interest rates decline. Synthetic variable rate debt instruments include the additional risk that the derivatives transactions used to convert a fixed interest rate into a variable interest rate may not work as effectively as intended, such that the Fund is worse off than if it had invested directly in variable rate debt instruments. Inverse variable rate debt securities may also exhibit greater price volatility than a fixed-rate debt obligation with similar credit quality. To the extent the Fund holds variable rate instruments, a decrease (or, in the case of inverse variable rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Shares.
Default Risk
General Description of Registrant [Abstract]
Risk [Text Block]		Default Risk. Loans have substantial vulnerability to default in payment of interest and/or repayment of principal. In addition, at times the repayment of principal or interest may be delayed. Certain of the loans in which the Fund may invest have large uncertainties or major risk exposures to adverse conditions, and should be considered to be predominantly speculative. Loan default rates may be significantly affected by economic downturns or general economic conditions beyond the Fund’s control. In particular, default rates on loans may increase due to factors such as prevailing interest rates, the rate of unemployment, the level of consumer confidence, residential real estate values, currency values, energy prices, changes in consumer spending, the number of personal bankruptcies, disruptions in the credit markets and other factors. The significant downturn in the global economy that occurred several years ago caused default rates on consumer loans to increase.The default history for loans may differ from that of the Fund’s investments. Loan losses (which may include both defaults and charge-offs) may differ across Platforms and by loan type. Platforms in which the Fund invests may experience significant cumulative loan losses, particularly for lower-rated, higher risk loans. The default history for loans sourced via Platforms may be limited, actual defaults may be greater than indicated by historical data and the timing of defaults may vary significantly from historical observations. Generally, in a rising interest rate environment, default rates may increase compared to their historical averages. The Platforms make payments ratably on an investor’s investment only if they receive the borrower’s payments on the corresponding loan. If the Platforms do not receive payments on the corresponding loan related to an investment, the investor will not be entitled to any payments under the terms of the investment. Further, investors may have to pay a Platform an additional servicing fee for any amount recovered on a delinquent loan and/or by the Platform’s third-party collection agencies assigned to collect on the loan. The Fund may be limited in its ability to recover any outstanding principal and interest under the loans because substantially all of the loans may be unsecured or undercollateralized, the loans will not be guaranteed or insured by any third-party or backed by any governmental authority, legal enforcement of the loans may be impracticable due to the relatively small size of the loans and the Fund will not have the ability to directly enforce creditors’ rights under the loans.If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the Fund’s NAV will decrease. Uncertainty and negative trends in general economic conditions in the United States and abroad, including significant volatility in credit markets, historically have created a difficult environment for companies in the lending industry. Many factors may have a detrimental impact on the Platforms’ operating performance and the ability of borrowers to pay principal and interest on loans. These factors include general economic conditions, unemployment levels, energy costs and interest rates, as well as events such as natural disasters, acts of war, terrorism and catastrophes.The interest rate, timing of payments or the overall amount to be repaid, of a loan the Fund holds may be altered in the discretion of the loan servicer or by operation of law or regulation. This risk may be particularly acute during periods of market dislocation. Any such modification could adversely affect Fund performance by, among other things, delaying the receipt of payments, reducing the overall amount to be repaid by the borrower, or otherwise lowering the value of the credit. The Fund will typically have no ability to modify loans itself or to limit the authority of the servicing entity to do so.
Credit Risk
General Description of Registrant [Abstract]
Risk [Text Block]		Credit Risk. Credit risk is the risk that a borrower or an issuer of a debt security or preferred stock, or the counterparty to a derivatives contract, will be unable to make interest, principal, dividend, or other payments when due. In general, lower rated securities carry a greater degree of credit risk. If rating agencies lower their ratings of securities in the Fund’s portfolio or if the credit standing of borrowers of loans in the Fund’s portfolio decline, the value of those obligations could decline. In addition, the underlying revenue source for a debt security, a preferred stock or a derivatives contract may be insufficient to pay interest, principal, dividends or other required payments in a timely manner. Because a significant primary source of cash available for income distributions by the Fund is the interest, principal and other payments on loans in which it invests, any default by a borrower could have a negative effect on the Fund’s ability to pay dividends on Shares and/or cause a decline in the value of Fund assets. Even if the borrower or issuer does not actually default, adverse changes in the borrower’s or issuer’s financial condition may negatively affect the borrower’s or issuer’s credit ratings or presumed creditworthiness. These developments would adversely affect the market value of the borrower’s or issuer’s obligations or the value of credit derivatives if the Fund has sold credit derivatives.
Risk of Unsecured Loans
General Description of Registrant [Abstract]
Risk [Text Block]		Risk of Unsecured Loans. Many of the Fund’s investments are associated with loans that are unsecured obligations of borrowers. This means that the investments are not secured by any collateral, not insured by any third party, not backed by any governmental authority in any way and typically not guaranteed by any third party. When a borrower defaults on an unsecured loan, the holder’s only recourse is generally to sell the holder’s rights to principal or interest recovered at a discount to face value, or to accelerate the loan and enter into litigation to recover the outstanding principal and interest. There is no assurance that such litigation would result in full repayment of the loan and the costs of such measures may frequently exceed the outstanding unpaid amount of the borrowing. The Fund generally needs to rely on the efforts of the Platforms, servicers or their designated collection agencies to collect on defaulted loans and there is no guarantee that such parties will be successful in their efforts to collect on loans. In addition, the Fund’s investments in shares, certificates, notes or other securities representing an interest in a special purpose entity organized by an alternative lending Platform and the right to receive principal and interest payments due on whole loans, participation notes or fractional loans owned by such entity are typically unsecured obligations of the issuer. As a result, the Fund generally may not look to the underlying loans to satisfy delinquent payments on such interests, even though payments on such interests depend entirely on payments by underlying borrowers on their loans.
Competition and Risks of Locating Suitable Investments; Ramp-Up Period
General Description of Registrant [Abstract]
Risk [Text Block]		Competition and Risks of Locating Suitable Investments; Ramp-Up Period. The success of the Fund depends on the Investment Adviser’s ability to identify and make suitable investments. The business in which the Fund operates, however, is highly competitive, rapidly changing and involves a high degree of risk. The Fund competes with a number of other sources of capital having an investment objective similar to those of the Fund. Some of the Fund’s competitors may have higher risk tolerance or different risk assessments. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than the Fund is able to. The Fund may lose investment opportunities if it does not match its competitors’ pricing and terms. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors are not subject to the regulatory restrictions that the 1940 Act and other regulations impose on it as a closed-end fund. Furthermore, there is a risk that the Fund will not be able to deploy its capital or reinvested capital in a timely or efficient manner given the increased demand for suitable loans. The rate of reinvestment of such capital would be contingent on the availability of suitable inventory at that time. The Fund may be unable to find a sufficient number of attractive loans to meet its investment objective.The Fund depends on the Platforms’ ability to attract and identify sufficient borrower members to meet investor demand. If there are not sufficient qualified investment requests from borrowers, the Fund may be unable to deploy or reinvest its capital in a timely or efficient manner. In such event, the Fund may be forced to invest in cash, cash equivalents, or other assets that fall within its investment policy, all of which generally offer lower returns than the Fund’s target returns from investments. The Fund invests cash held in cash deposits, cash equivalents and fixed income instruments for cash management purposes. Interim cash management is likely to yield lower returns than the expected returns from investments.While the Fund expects it will be able to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, directly or indirectly in alternative lending securities and other securities that meet the Fund’s investment objective and policies within three months after the receipt of proceeds from the offering, there are no assurances that there will be sufficient suitable investments in which to invest the Fund’s proceeds within this time frame. Moreover, there can be no assurance as to how long it will take for the Fund to invest any or all of the net proceeds of the offering, if at all, and the longer the period the greater the likelihood that the Fund’s performance will be materially adversely affected.
Platform Risk
General Description of Registrant [Abstract]
Risk [Text Block]		Platform Risk. The Fund is highly dependent on the Platforms for investment data, origination, sourcing and servicing. The interest rates on loans and/or pricing terms of instruments are generally fixed by the Platforms on the basis of an analysis of the borrower’s credit and/or any applicable collateral. The analysis is done through credit decisions and scoring models that may prove to be inaccurate, be based on false, misleading or inaccurate information, be subject to programming or other errors and/or be ineffective entirely. Further, the Fund’s Investment Adviser may not be able to perform any independent follow-up verification on borrowers. As a general matter, borrowers assessed as having a higher risk of default are assigned higher rates or less favorable pricing. The Fund’s investment in any direct loan or similar instrument is not protected by any government guarantee.The Platforms are for-profit businesses; they typically generate revenue by collecting a one-time fee on funded investments from borrowers or investors, by selling assets at a premium and/or by assessing a servicing fee to investors such as the Fund (typically a fixed amount annually, a percentage of the asset amount or a percentage of cash flows). Bankruptcy of the Platform that facilitated an investment may also put the Fund’s investment at risk. An investor may become dissatisfied with the Platform’s marketplace if a product underlying its investment is not repaid and/or it does not receive full payment. As a result, such Platform’s reputation may suffer and the Platform may lose investor confidence, which could adversely affect investor participation on the Platform’s marketplace. When transacting on certain Platforms, the Fund may be required to advance cash to be held in a clearing account for a short time before the alternative lending security is transferred to the Fund in return for an irrevocable right to receive a loan or other instrument from a Platform. In the event of the bankruptcy or insolvency of the Platform, the Fund may sustain losses and/or experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund will engage a backup servicer in the event that any Platform or servicing affiliate of the Platform ceases to exist or fails to perform its servicing functions.The Platforms have encountered and will continue to encounter risks, uncertainties, expenses and difficulties, including: navigating complex and evolving regulatory and competitive environments; increasing the number of borrowers and investors utilizing their marketplace; increasing the volume of investments facilitated through their marketplace and transaction fees received for matching borrowers and investors through their marketplace; entering into new markets and introducing new products; continuing to revise the marketplace’s proprietary credit decisions and scoring models; continuing to develop, maintain and scale their Platforms; effectively using limited personnel and technology resources; effectively maintaining and scaling their financial and risk management controls and procedures; maintaining the security of the Platform and the confidentiality of the information provided and utilized across the Platform; and attracting, integrating and retaining an appropriate number of qualified employees. If Platforms are not able to effectively address these requirements in a timely manner, the Platforms’ businesses and the results of their operations may be harmed, which may reduce the possible available investments for the Fund.Multiple banks may originate investments for the Platforms. If such a bank were to suspend, limit or cease its operations, or a Platform’s relationship with a bank were to otherwise terminate, such Platform may need to implement a substantially similar arrangement with another funding bank, obtain additional state licenses or curtail its operations. Transitioning originations to a new funding bank may result in delays in the issuance of investments or may result in a Platform’s inability to facilitate investments. If a Platform is unable to enter in an alternative arrangement with a different funding bank, the Platform may need to obtain a state license in each state in which it operates in order to enable it to originate investments, as well as comply with other state and federal laws, which would be costly and time-consuming. If a Platform is unsuccessful in maintaining its relationships with the funding banks, its ability to provide investments could be materially impaired and its operating results would suffer. The Fund is dependent on the continued success of the Platforms that originate the Fund’s investments. If such Platforms were unable or impaired in their ability to operate their lending business, the Investment Adviser may be required to seek alternative sources of investments (e.g., investments originated by other Platforms), which could adversely affect the Fund’s performance and/or prevent the Fund from pursuing its investment objective and strategies.As discussed above, the Platforms make payments ratably on an investor’s investment only if they receive the borrower’s payments on the corresponding investments. There may be a delay between the time the Platform receives a borrower’s payments and distributes the proceeds to investors, including the Fund. This time delay may, among other things, adversely affect the valuation of the Fund’s portfolio or prevent the Fund from taking advantage of certain investment opportunities.The Platforms could depend on debt facilities and other forms of debt in order to finance most of the loans and/or investments they make to their customers. However, these financing sources may not continue to be available beyond the current maturity date of each debt facility, on reasonable terms or at all. As the volume of investments that a Platform makes to customers increases, it may require the expansion of its borrowing capacity on its existing debt facilities and other debt arrangements or the addition of new sources of capital. The availability of these financing sources depends on many factors, some of which are outside of the Platform’s control. The Platforms may also experience the occurrence of events of default or breaches of financial or performance covenants under their debt agreements, which could reduce or terminate their access to institutional funding.Security breaches of customers’ confidential information that the Platforms store may harm a Platform’s or the Fund’s reputation and expose them to liability. The collection, processing, storage, use and disclosure of personal data could give rise to liabilities as a result of governmental regulation, conflicting legal requirements or differing views of personal privacy rights. A Platform’s ability to collect payment on investments and maintain accurate accounts may be adversely affected by computer viruses, physical or electronic break-ins, technical errors and similar disruptions. A Platform and its internal systems rely on software that is highly technical, and if it contains undetected errors, the Platform’s business could be adversely affected. A Platform may rely on data centers to deliver its services. Any disruption of service at these data centers could interrupt or delay a Platform’s ability to deliver its service to its customers. The Platforms’ businesses are subject to the risks of earthquakes, fire, power outages, floods and other catastrophic events, and to interruption by man-made problems such as strikes and terrorism. Demand for the Platforms’ investments may decline if they do not continue to innovate or respond to evolving technological changes. A Platform may evaluate, and potentially consummate, acquisitions, which could require significant management attention, disrupt the Platform’s business, and adversely affect its financial results. Because some investors may come to a Platform’s website via hyperlinks from websites of referral partners, it is possible that an unsatisfied investor could make a claim against such Platform based on the content of these third-party websites that could result in claims that are costly to defend and distracting to management. A Platform may be sued by third parties for alleged infringement of their proprietary rights, which could harm such Platform’s business. It may be difficult and costly to protect the Platforms’ intellectual property rights, and a Platform may not be able to ensure its protection. Some aspects of a Platform may include open-source software, and any failure to comply with the terms of one or more of these open source licenses could negatively affect a Platform’s business.Online lending is operating in an unsettled legal environment. Participants may be subject in certain cases to higher risk of litigation alleging violations of federal and state laws and regulations and consumer law torts, including fraud. There is a risk that should regulatory or legal action be concluded in the favor of borrowers, the Fund may be required to modify the terms of its investments and potentially realize a loss or a lower return on its investments.In the event that the number of Platforms through which the Fund invests were to be limited in number, whether due to termination of existing agreements or failure to secure agreements or other terms with other Platforms, the Fund may be subject to certain risks associated with investing through a small number of Platforms. Investing in a limited number of Platforms, loans, or HEIs that were originated using a particular Platform’s underwriting criteria exposes the Fund’s investments to a greater risk of default and risk of loss. The fewer Platforms through which the Fund invests in, the greater the risks associated with those Platforms changing their arrangements will become. For instance, the Platforms may change their underwriting and credit models, borrower acquisition channels and quality of debt collection procedures in ways which may make such products unsuitable for investment by the Fund. From time to time the Fund may enter into arrangements with one or more Platforms that, depending on market circumstances, may make sourcing from any particular Platform more or less attractive relative to its peers. In addition, a Platform may become involved in a lawsuit, which may adversely impact that Platform’s performance and reputation and, in turn, the Fund’s portfolio performance.
Servicer Risk
General Description of Registrant [Abstract]
Risk [Text Block]		Servicer Risk. The Fund expects that all of its direct and indirect investments in loans or HEIs originated by alternative lending Platforms will be serviced by a Platform or a third-party servicer. In the event that the servicer is unable to service the loan or HEI, there can be no guarantee that a backup servicer will be able to assume responsibility for servicing in a timely or cost-effective manner; any resulting disruption or delay could jeopardize payments due to the Fund in respect of its investments or increase the costs associated with the Fund’s investments. If the servicer becomes subject to a bankruptcy or similar proceeding, there is some risk that the Fund’s investments could be re-characterized as a secured loan or other type of investment, such as a mortgage, from the Fund to the Platform, as described more fully (with respect to the potential bankruptcy of a Platform) under “Risks Relating to Compliance and Regulation of Online Lending Participants in the United States,” which could result in uncertainty, costs and delays from having the Fund’s investment deemed part of the bankruptcy estate of the Platform, rather than an asset owned outright by the Fund.
Potential Inaccuracy of Information Supplied by Prospective Borrowers
General Description of Registrant [Abstract]
Risk [Text Block]		Potential Inaccuracy of Information Supplied by Prospective Borrowers. The Fund is dependent on the Platforms to collect and verify certain information about each loan or HEI and prospective obligors and/or applicable collateral. Prospective borrowers may supply a variety of information regarding the purpose of the loan or HEI, income, occupation and employment status, as well as information with respect to the residential property for HEI investments, that may be included in the Platforms’ underwriting. As a general matter, the Platforms may not verify the majority of this information, which may be incomplete, inaccurate, false or misleading. Prospective borrowers may misrepresent any of the information they provide to the Platforms, including their intentions for the use of proceeds. As a general matter, the Platforms may not verify any statements by prospective borrowers as to how proceeds are to be used nor confirm after funding how proceeds were used. To the extent false, misleading or incomplete information was supplied, it could adversely affect the Fund’s income and distributions to Shareholders.
Risks Associated with the Platforms Credit Scoring Models
General Description of Registrant [Abstract]
Risk [Text Block]		Risks Associated with the Platforms’ Credit Scoring Models. A prospective borrower is assessed by a Platform based on a number of factors, such as the borrower’s credit score and credit history as well as, with respect to HEIs, the applicable residential property, and their equity therein, and the current loan-to-value. Credit scores are produced by third-party credit reporting agencies based on a borrower’s credit profile, including credit balances, available credit, timeliness of payments, average payments, delinquencies and account duration. This data is furnished to the credit reporting agencies by the creditors. A credit score or loan grade assigned to a borrower member by a Platform may not reflect that borrower’s actual creditworthiness because the credit score may be based on outdated, incomplete or inaccurate reporting data.The Platforms’ credit decisions and scoring models are based on algorithms that could potentially contain programming or other errors, prove to be ineffective, or the data provided by borrowers or third parties may be incorrect or stale. If any of this occurs, pricing and approval processes could be negatively affected, resulting in mispriced or misclassified loans or HEIs, which could ultimately have a negative impact on the Fund’s income and distributions to Shareholders.Additionally, it is possible that following the date of any credit information received, a borrower member may have become delinquent in the payment of an outstanding obligation, defaulted on a pre-existing debt obligation, taken on additional debt, applied simultaneously for a loan or HEI through multiple Platforms, or sustained other adverse financial or life events resulting in a reduction in the borrower’s creditworthiness. Also, if this information becomes unavailable or becomes more expensive to access, it could increase the Platforms’ costs as they seek alternative sources of information.In performing its credit analysis, each Platform will be reliant on the borrower’s credit information and/or information with respect to the relevant collateral for HEIs, which may be out of date, incomplete or inaccurate. In addition, for consumer loans, the Platforms will likely not have access to consolidated financial statements or other financial information about the borrowers, and the information supplied by borrowers may be inaccurate or intentionally false. Unlike traditional lending, the Platforms will not be able to perform any independent follow-up verification with respect to a borrower member, as in many cases the borrower member’s name, address and other contact details remain confidential.Because of these factors, the Investment Adviser may make investment decisions based on outdated, inaccurate or incomplete information.
Risk of Increase in Consumer Credit Default Rates
General Description of Registrant [Abstract]
Risk [Text Block]		Risk of Increase in Consumer Credit Default Rates. The Fund’s investment strategy and valuation of portfolio investments is dependent on projected consumer default rates. Actual defaults may be greater than indicated by historical data, and the timing of defaults may vary significantly from historical observations. Importantly, historical observations do not cover any period of severe economic downturn. Any future downturns in the economy may result in high or increased loan default rates, including with respect to consumer credit card debt. Furthermore, in a rising interest rate environment, default rates are likely to increase compared to their historical averages. Significant increases in default rates could impact the Fund’s ability to provide quarterly liquidity to its Shareholders. See “Limited Secondary Market and Liquidity of Alternative Lending Securities.”
Limited Secondary Market and Liquidity of Alternative Lending Securities
General Description of Registrant [Abstract]
Risk [Text Block]		Limited Secondary Market and Liquidity of Alternative Lending Securities. Alternative lending securities generally have a maturity of up to seven years. HEI maturity, as detailed above, typically ranges from 10 to 30 years. Investors acquiring alternative lending securities directly through Platforms and hoping to recoup their entire principal must generally hold their investments through maturity. There is also currently no active secondary trading market for many of the investments in which the Fund invests, and there can be no assurance that such a market will develop in the future. The Fund is dependent on the Platforms to sell the Fund investments that meet the Fund’s investment criteria. There is currently very limited liquidity in the secondary trading of these investments. Alternative lending securities, including HEIs, are not at present listed on any national or international securities exchange. Until an active secondary market develops, the Fund may often hold investments to maturity and may not necessarily be able to access significant liquidity. In the future, the Fund may purchase alternative lending securities from, or sell alternative lending securities through, a secondary market to the extent such a market exists, including privately negotiated secondary purchases. In the event of adverse economic conditions in which it would be preferable for the Fund to sell certain of its investments, the Fund may not be able to sell a sufficient proportion of its portfolio as a result of liquidity constraints. In such circumstances, the overall returns to the Fund from its investments may be adversely affected. In addition, the limited liquidity may cause a Platform’s other investors and potential investors to consider these investments to be less appealing, and demand for these investments may decrease, which may adversely affect the Platforms’ business. Moreover, certain alternative lending securities are subject to certain additional significant restrictions on transferability. The lack of an active secondary trading market, coupled with significant increases in default rates, could materially impact the Fund’s ability to provide quarterly repurchase offers to its Shareholders.
Loans are Generally not Secured by any Collateral or Guaranteed or Insured by any Third Party
General Description of Registrant [Abstract]
Risk [Text Block]		Loans are Generally not Secured by any Collateral or Guaranteed or Insured by any Third Party. The ability of the Fund to earn revenue is completely dependent upon payments being made by the borrower of the loan acquired by the Fund through a Platform. The Fund (as a “whole or fractional loan investor”) will receive payments under any loans it acquires through a Platform only if the corresponding borrower through that Platform (as a “borrower member”) makes payments on the loan.As a general matter, most loans are unsecured obligations of the borrowers. Thus, as a general matter, they are not secured by any collateral, not guaranteed or insured by any third party and not backed by any governmental authority in any way. The Platforms and their designated third-party collection agencies may be limited in their ability to collect on loans. The Fund must typically rely on the collection efforts of the Platforms and their designated collection agencies and does not generally expect to have any direct recourse against borrower members, will not be able to obtain the identity of the borrower members in order to contact a borrower about a loan and will otherwise have no ability to pursue borrower members to collect payment under loans.In addition, after the final maturity date of certain fractional loans and pass-through notes, a Platform may have no obligation to make any late payments to its whole or fractional loan investors even if a borrower has submitted such a payment to the Platform. In such case, the Platform is entitled to such payments submitted by a borrower member, and the whole or fractional loan investors will have no right to such payments. The reason for this limitation is that the distribution of such late payments after the final maturity date could have adverse tax consequences to the Platform. The Platform will retain from the funds received from the relevant borrower and otherwise available for payment to the Fund any insufficient payment fees and the amounts of any attorney’s fees or collection fees it, a third-party service provider or collection agency imposes in connection with such collection efforts. To the extent a loan is secured, there can be no assurance as to the amount of any funds that may be realized from recovering and liquidating any collateral or the timing of such recovery and liquidation, and hence there is no assurance that sufficient funds (or, possibly, any funds) will be available to offset any payment defaults that occur under the loan. As such, even loans that are secured by collateral may have the effect of being unsecured.The investment return on the loans depends on borrowers fulfilling their payment obligations in a timely and complete manner. Borrowers may not view lending obligations sourced on the Platform as having the same significance as other credit obligations arising under more traditional circumstances, such as loans from banks or other commercial financial institutions. If a borrower neglects his or her payment obligations on a loan or chooses not to repay his or her loan entirely, the Fund may not be able to recover any portion of its investment in such loan. As a result, the Fund’s NAV will decrease.All loans are credit obligations of individual borrowers, and the terms of the borrower members’ loans may not restrict the borrowers from incurring additional debt. If a borrower member incurs additional debt after obtaining a loan through a Platform, that additional debt may adversely affect the borrower’s creditworthiness generally, and could result in the financial distress, insolvency or bankruptcy of the borrower. This circumstance could ultimately impair the ability of that borrower to make payments on its loan and the Fund’s ability to receive the principal and interest payments that it expects to receive on those loans. To the extent borrower members incur other indebtedness that is secured, such as a mortgage, the ability of the secured creditors to exercise remedies against the assets of that borrower may impair the borrower’s ability to repay its loan, or it may impair the Platform’s ability to collect on the loan if it goes unpaid. Since consumer loans are unsecured, borrower members may choose to repay obligations under other indebtedness before repaying loans facilitated through a Platform because the borrowers have no collateral at risk. The Fund will not be made aware of any additional debt incurred by a borrower or whether such debt is secured.Where a borrower member is an individual, if such a borrower with outstanding obligations under a loan dies while the loan is outstanding, the borrower’s estate may not contain sufficient assets to repay the loan or the executor of the borrower’s estate may prioritize repayment of other creditors. Numerous other events could impact a borrower’s ability or willingness to repay a loan in which the Fund has invested, including divorce or sudden significant expenses, such as uninsured health care costs.Identity fraud may occur and adversely affect the Fund’s ability to receive the principal and interest payments that it expects to receive on loans. A Platform may have the exclusive right and ability to investigate claims of identity theft, and this creates a conflict of interest between the Fund and such Platform. If a Platform determines that verifiable identity theft has occurred, that Platform may be required to repurchase the loan or indemnify the Fund and, in the alternative, if the Platform denies a claim under any identify theft guarantee, the Platform would be saved from its repurchase or indemnification obligations.The Fund may not be protected from any losses it may incur from its investments in any loans resulting from borrower default by any insurance-type product operated by any of the Platforms through which it may invest.
Borrowers May Seek Protection of Debtor Relief under Federal Bankruptcy or State Insolvency Laws, Which May Result in the Nonpayment of the Funds Loans
General Description of Registrant [Abstract]
Risk [Text Block]		Borrowers May Seek Protection of Debtor Relief under Federal Bankruptcy or State Insolvency Laws, Which May Result in the Nonpayment of the Fund’s Investments. Borrowers may seek protection under federal bankruptcy law or similar laws. If a borrower files for bankruptcy (or becomes the subject of an involuntary petition), a stay will go into effect that will automatically put any pending collection actions on the investment on hold and prevent further collection action absent bankruptcy court approval. Whether any payment will ultimately be made or received on an investment after a bankruptcy status is declared depends on the borrower’s particular financial situation. In most cases, however, unsecured creditors, such as the Fund, receive nothing or only a fraction of their outstanding debt.
Leverage Risk
General Description of Registrant [Abstract]
Risk [Text Block]		Leverage Risk. The Fund or a Subsidiary of the Fund may obtain financing to make investments in alternative lending securities and may obtain leverage through derivative instruments or asset-backed securities that afford the Fund economic leverage. Leverage magnifies the Fund’s exposure to declines in the value of one or more underlying reference assets or creates investment risk with respect to a larger pool of assets than the Fund would otherwise have and may be considered a speculative technique. The value of an investment in the Fund will be more volatile, and other risks tend to be compounded if and to the extent the Fund borrows or uses derivatives or other investments that have embedded leverage.
Asset-Backed Securities Risk
General Description of Registrant [Abstract]
Risk [Text Block]		Asset-Backed Securities Risk. The Fund’s investment in pass-through certificates, securitization vehicles, or other special purpose entities that hold alternative lending-related securities (collectively, “asset-backed securities”) may involve risks that differ from or are greater than risks associated with other types of investments. In addition, prepayment on the underlying assets may have the effect of shortening the weighted average maturity of the portfolio assets of such entities and may lower their return. The asset-backed securities in which the Fund invests are also subject to risks associated with their structure and the nature of the underlying assets and servicing of those assets; for this reason, many of the other risks described herein are relevant to the asset-backed securities to which the Fund has exposure. There is risk that the underlying debt securities will default and that recovery on repossessed collateral might be unavailable or inadequate to support payments on the underlying investments. The risks and returns for investors like the Fund in asset-backed securities depend on the tranche in which the investor holds an interest. Many asset-backed securities in which the Fund invests may be difficult to value and may be deemed illiquid. Asset-backed securities may have the effect of magnifying the Fund’s exposure to changes in the value of underlying assets and may also result in increased volatility in the Fund’s NAV. This means the Fund may have potential for greater gains, as well as the potential for greater losses, than if the Fund owned the underlying asset directly. The value of an investment in the Fund may be more volatile and other risks tend to be compounded if and to the extent that the Fund is exposed to asset-backed securities. Any mishandling of related documentation by a servicer may also affect the rights of the security holders in and to the underlying collateral.
Investments in Other Pooled Investment Vehicles
General Description of Registrant [Abstract]
Risk [Text Block]		Investments in Other Pooled Investment Vehicles. Direct or indirect investing in another pooled investment vehicle, such as securitization vehicles that issue asset-backed securities, exposes the Fund to all of the risks of that vehicle’s investments. The Fund bears its pro rata share of the expenses of any such vehicle, in addition to its own expenses. The values of other pooled investment vehicles are subject to change as the values of their respective component assets fluctuate. To the extent the Fund invests in managed pooled investment vehicles, the performance of the Fund’s investments in such vehicles will be dependent upon the investment and research abilities of persons other than the Investment Adviser. The securities offered by such vehicles typically are not registered under the securities laws because they are offered in transactions that are exempt from registration. The SEC has adopted changes to the regulatory framework governing investments by investment companies in other investment companies, which may adversely affect the Fund’s ability to invest in one or more investment companies in excess of applicable statutory limits.
Real Property Risk
General Description of Registrant [Abstract]
Risk [Text Block]		Real Property Risk. The Fund may gain exposure to financings collateralized or secured by, or relating to, real property, or it may invest in equity or debt securities issued by REITs or REMICs. The value of an investment in securities or of the real property underlying a loan will be subject to the risks generally incident to the ownership of improved and unimproved real estate. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating expenses, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition, reduced demand for commercial and office space as well as increased maintenance or tenant improvement costs to convert properties for other uses, and other risks related to local and regional market conditions. The value of these investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, mortgagors may elect to prepay, which prepayment may diminish the yield on mortgage-backed securities.Some borrowers may intend to use resale proceeds to repay their obligations. A decline in property values could result in a loan or investment that is greater than the property value, which could increase the likelihood of borrower default.The payment schedules with respect to many real estate-related investments are based on projected revenues generated by the property over the term of the investment. The actual revenues generated by a property could fall short of projections. In such cases, a borrower may be unable to repay an obligation. To the extent the Fund has exposure to construction or rehabilitation/renovation loans, it may be adversely impacted by, among other things, risks involving the timeliness of the project’s completion, the integrity of appraisal values, whether or not the completed property can be sold for the amount anticipated and the length of the construction and/or sale process.The Fund may invest in HEIs, either directly or indirectly, where it may receive the right to a variable percentage of the future values of the residential property following a realization event with respect to a residential property. It is not possible to accurately predict the rate at which cash flows will be generated in connection with HEI investments, and to the extent the Fund invests in HEIs, it may not receive payments when or in the amount it expects, or at all, and it may lose the entire value of its investment. HEIs are a novel financial product and there is uncertainty regarding their regulatory status in a number of states. Further, because of this uncertainty, among other reasons, the platforms that originate HEIs may be concentrated in a small number of states. This could increase the Fund’s exposure to certain specific real estate markets and may cause it to suffer a greater negative impact from idiosyncratic local real estate conditions than otherwise would be the case.
HEI Cashflow Risk
General Description of Registrant [Abstract]
Risk [Text Block]		HEI Cashflow Risk. HEIs are not expected to result in any cash flow until a realization event, if any, and may never realize any cash flow depending on the value of the related property upon the occurrence of a realization event. During this period, the Fund may also be subject to fees and expenses associated with its investment in HEIs which may impact its ability to make other desirable investments and/or fund repurchase offers. It is uncertain when and how frequently realization events will occur. There is no guarantee that a realization event will occur prior to the expiration of the term of the HEI, if at all.
HEI Defaults
General Description of Registrant [Abstract]
Risk [Text Block]		HEI Defaults. A homeowner may not satisfy its obligations under the related HEI. For example, a homeowner may become delinquent on any obligation regarding the related property, such as failing to pay property taxes or insurance premiums with respect to the related property or failing to make payments on any loans secured by the related property. Such actions may constitute a default under the terms of the related HEI, which may adversely impact the value of the Fund’s investments in the HEI and may cause the Fund to lose the full value of its investment.
HEI Regulatory Uncertainty
General Description of Registrant [Abstract]
Risk [Text Block]		HEI Regulatory Uncertainty. As HEIs are a relatively novel financial product, there is little or no certainty as to what federal, state or local laws or regulations apply to such assets. A federal or state regulator or court may assert that the HEIs are not prepaid forward sale contracts or option purchase contracts, but rather are extensions of credit or mortgage loans, which may be subject to compliance with certain legal requirements, including various licensing and other consumer protection regulations. The characterization of HEIs as option purchase or prepaid forward sale contract rather than mortgage loans or other extensions of credit is relatively untested by courts and regulators. Further, federal or state legislation may be enacted to expressly treat the HEIs as loans for the purpose of licensing or other federal or state laws or regulations. For example, some states recently amended the state’s mortgage licensing laws to expand the definition of a “residential mortgage loan” to include “shared appreciation agreement,” like HEIs.If the HEIs are determined to be subject to the various legal requirements applicable to extensions of credit or fail to comply with various legal requirements which appear to apply to HEIs, this may, as applicable, result in certain costs, fines and penalties, an “unwinding” or rescission or voidance of the HEI that may impair any proceeds that may be realized in respect to any such HEI. An originator of an HEI in which the Fund invests may not have obtained all of the licenses required by a regulator to originate or sell such products and a regulator may assert that originator is not properly licensed to manage or otherwise service such product. Further, no assurances can be made that a regulator or court would not determine that the HEIs are predatory or otherwise violate federal or state prohibitions on unfair, deceptive or abusive acts or practices.The cost and complexity to comply with any new laws or regulations or new interpretations of existing laws or regulations could be significant. No assurance can be made that such costs, fines or penalties may not be assessed on the HEIs. Any such events or circumstances may adversely impact the Fund and the HEIs that it is invested in.
Other HEI Related Risks
General Description of Registrant [Abstract]
Risk [Text Block]		Other HEI Related Risks. While the HEIs are not intended to be mortgage loans, risks in the mortgage loan market and the residential mortgage-backed securities market and the economy more generally could affect interest rates and housing prices, which may lead to an adverse effect on the value of the HEIs.
PFC Cashflow Risk
General Description of Registrant [Abstract]
Risk [Text Block]		PFC Cashflow Risk. PFCs do not have a contractual maturity date and are not expected to result in any cash flow until a realization event, including but not limited to an IPO, tender offer, merger, or acquisition, if any, and may never realize any cash flow depending on the value of the collateral upon the occurrence of a realization event. During this period, the Fund may also be subject to fees and expenses associated with its investment in PFCs which may impact its ability to make other desirable investments and/or fund repurchase offers. Any return on such PFCs are contingent and will be dependent on various factors, such as the timing of a realization event. It is uncertain when and how frequently realization events will occur, or if such realization event will occur at all.
Other PFC Related Risks
General Description of Registrant [Abstract]
Risk [Text Block]		Other PFC Related Risks. In the event that PFCs are secured by stock in a private company, the ability of a company to realize a liquidity event may be impacted by a number of factors, including but not limited to the timing of the realization event or broader market conditions unrelated to the company itself. The duration of a PFC held by the Fund may, therefore, be longer than anticipated if the reference company does not realize a liquidity event during the expected time frame.Further, the Fund is subject to valuation risk in relation to the PFCs, which is the risk that one or more of the PFCs in which the Fund invests are priced incorrectly, due to factors such as incomplete data or market instability. The PFCs in which the Fund could invest are investments for which market quotations are not always readily available. Fair value pricing of the PFCs will require subjective determination about the value of the PFC. If PFCs are mispriced, Shareholders could lose money upon redemption or could pay too much for Shares purchased.
Risk of Fraud
General Description of Registrant [Abstract]
Risk [Text Block]		Risk of Fraud. The Fund may be subject to the risk of fraudulent activity associated with the various parties involved in alternative lending, including the Platforms, banks, borrowers and third parties handling borrower and investor information. Prospective borrowers may materially misrepresent any of the information they provide to the Platforms, including their credit history, the existence or value of purported collateral, the purpose of the loan, their occupation or their employment status. Platforms may not verify all of the information provided by prospective borrowers. Except where a Platform is required to repurchase loans or indemnify investors, fraud may adversely affect the Fund’s ability to receive the principal and interest payments that it expects to receive on its investments and, therefore, may negatively impact the Fund’s performance. A Platform may have the exclusive right and ability to investigate claims of borrower identity theft, which creates a conflict of interest, as Platforms may be obligated to repurchase loans and/or indemnify investors in the loans in the case of fraud and may, therefore, have an incentive to deny or fail to investigate properly a claim of fraud. Furthermore, there can be no guarantee that the resources, technologies or fraud prevention measures implemented by a Platform will be sufficient to accurately detect and prevent fraud.The Fund is also subject to the risk of fraudulent activity by a Platform or a backup servicer. In the event that a Platform or backup servicer engages in fraudulent activity, the pools of alternative lending securities originated by the Platform or any loans serviced by the Platform or backup servicer may be impaired or may not be of the quality that the Fund anticipated, thereby increasing the risk of default in respect of such loans.
Valuation Risk
General Description of Registrant [Abstract]
Risk [Text Block]		Valuation Risk. The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are priced incorrectly, due to factors such as incomplete data, market instability or human error. The alternative lending securities in which the Fund invests are investments for which market quotations are not readily available. Accordingly, the Fund values its investments at fair value as determined in good faith pursuant to policies and procedures developed and implemented by the Investment Adviser and approved by the Board of Trustees. Fair value pricing will require subjective determinations about the value of an investment or other asset. The Fund will utilize the services of one or more independent valuation firms to aid in determining the fair value of these investments. There is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value. If securities are mispriced, Shareholders could lose money upon redemption or could pay too much for Shares purchased.
Geographic Focus Risk
General Description of Registrant [Abstract]
Risk [Text Block]		Geographic Focus Risk. A geographic focus in a particular region may expose the Fund to an increased risk of loss due to risks associated with that region. Certain regions from time to time will experience weaker economic conditions than others and, consequently, will likely experience higher rates of delinquency and loss than on similar investments across the geographic regions to which the Fund is exposed. In the event that a significant portion of the alternative lending securities of the Fund relate to investments owed by borrowers residing or operating in certain specific geographic regions, any localized economic conditions, weather events, natural or man-made disasters or other factors affecting those regions in particular could increase delinquency and defaults on the assets to which the Fund is exposed and could negatively impact Fund performance. Further, any focus of the Fund’s alternative lending securities in one or more regions would have a disproportionate effect on the Fund if governmental authorities in any such region took action against any of the participants in the alternative lending industry doing business in that region. Because HEIs are a relatively new product, the Fund’s investments in these instruments may be more geographically concentrated than for other alternative lending securities. This in turn could increase the Fund’s exposure to certain specific real estate markets and may cause it to suffer a greater negative impact from idiosyncratic local real estate conditions than otherwise would be the case.
Risks Relating to Compliance and Regulation of Online Lending Participants in the United States
General Description of Registrant [Abstract]
Risk [Text Block]		Risks Relating to Compliance and Regulation of Online Lending Participants in the United States.Highly Regulated U.S. Loan IndustryThe loan industry in the United States is highly regulated. The loans made through the Platforms domiciled in the United States (referred to herein as “U.S. Platforms”) are subject to extensive and complex rules and regulations issued by various federal, state and local government authorities. These authorities also may impose obligations and restrictions on the Platforms’ activities. In particular, these rules require extensive disclosure to, and consents from, prospective borrowers and borrowers, prohibit discrimination and may impose multiple qualification and licensing obligations on Platform activities. In addition, one or more U.S. regulatory authorities may assert that the Fund, as a whole or fractional loan investor of the U.S. Platforms, is required to comply with certain laws or regulations which govern the consumer or commercial (as applicable) loan industry. If the Fund were required to comply with additional laws or regulations, this would likely result in increased costs for the Fund and may have an adverse effect on its results or operations or its ability to invest in loans through the U.S. Platforms. The Platforms’ failure to comply with the requirements of applicable U.S. rules and regulations may result in, among other things, the Platforms (or their whole or fractional loan investors) being required to register with governmental authorities and/or requisite licenses being revoked, or loan contracts being voided, indemnification liability to contract counterparties, class action lawsuits, administrative enforcement actions and/or civil and criminal liability. Determining the applicability of and effecting compliance with such requirements is at times complicated by the Platforms’ novel business model. Moreover, these requirements are subject to periodic changes. Any such change necessitating new significant compliance obligations could have an adverse effect on the Platforms’ compliance costs and ability to operate. The Platforms would likely seek to pass through any increase in the Platforms’ costs to the investors such as the Fund.CFPB JurisdictionThe Consumer Financial Protection Bureau (“CFPB”) has broad authority over the businesses in which the Platforms engage. This includes authority to write regulations under federal consumer financial protection laws, such as the Truth in Lending Act and the Equal Credit Opportunity Act, and to enforce those laws against and examine large financial institutions, such as certain of the Platforms’ funding banks, for compliance. The CFPB is authorized to prevent “unfair, deceptive or abusive acts or practices” through its regulatory, supervisory and enforcement authority. To assist in its enforcement, the CFPB maintains an online complaint system that allows consumers to log complaints with respect to various consumer finance products, including marketplace loans and HEIs. This system could inform future CFPB decisions with respect to its regulatory, enforcement or examination focus. The Platforms are subject to the CFPB’s jurisdiction, including its enforcement authority, as servicers and acquirers of consumer credit. The CFPB may request reports concerning the Platforms’ organization, business conduct, markets and activities. The CFPB may also conduct on-site examinations of the Platforms’ businesses on a periodic basis if the CFPB were to determine, through its complaint system, that the Platforms were engaging in activities that pose risks to consumers. There continues to be uncertainty as to how the CFPB’s strategies and priorities, including in both its examination and enforcement processes, will impact the Platforms’ businesses and their results of operations going forward.Following the inauguration of President Donald Trump on January 20, 2025, there is considerable uncertainty as to the operating status of federal agencies and the future policies that the Trump administration may pursue in areas impacting financial regulation and consumer protection. Federal consumer financial regulation is in a period of extended transition for a variety of reasons, including pending nominations for agency leadership, the issuance of executive orders impacting the operations of federal agencies, and reductions of personnel across agencies. Many of the administration’s executive orders are being challenged in court and the ultimate resolution of the legality of the executive orders is expected to take an extended period of time. Further, in pending litigation challenges to rules issued by the previous administration, agencies have sought to suspend the litigation in some cases, and in others have not yet taken action. The outlook is similarly uncertain as to pending enforcement cases. It is also uncertain how other federal and state regulators will respond to any changes at the CFPB, which may include increasing, decreasing, or re-prioritizing enforcement activity.Actions by the CFPB could result in requirements to alter or cease offering affected loan products and services, making them less attractive and restricting the Platforms’ ability to offer them. For example, the CFPB has successfully asserted the power to investigate and bring enforcement actions directly against securitization vehicles. In December 2021, in an action brought by the CFPB, the U.S. District Court for the District of Delaware denied a motion to dismiss filed by a securitization trust by holding that the trust is a “covered person” under the Dodd-Frank Act because it engages in the servicing of loans, even if through servicers and subservicers. While the district court did not decide whether such trusts could be held liable for the conduct of the servicer at this stage of the case, the CFPB’s pleadings reflected that the agency intended to make that argument. In February 2022, the district court granted the defendant trusts’ motion to certify its ruling in favor of the CFPB for immediate appeal and stayed the case pending resolution of any appeal. In April 2022, the U.S. Court of Appeals for the Third Circuit granted defendants’ petition for permission to appeal. In November 2022, the attorneys general of 22 states and the District of Columbia filed an amicus brief supporting the CFPB’s position. In March 2024, the U.S. Third Circuit Court of Appeals affirmed the district court’s decision. After defendants’ request for rehearing in the Third Circuit was denied, defendants filed a petition for a writ of certiorari with the U.S. Supreme Court in August 2024, which was also denied, thus allowing the Third Circuit decision to stand. The Third Circuit’s decision is binding on federal courts in the Third Circuit, which includes the states of Pennsylvania, New Jersey, Delaware and the Virgin Islands, and may be found persuasive by other federal courts and/or state courts. In January 2025, the CFPB announced a settlement of the action with the defendant trusts. Under the proposed order, the trusts would have to pay $2.25 million in consumer redress, to be paid out of trust distributions, and cease collection on debts past the statute of limitations or for which the trusts cannot locate documentation. The proposed order also prospectively prescribed related required terms for servicing and subservicing agreements for any loans held in the trusts. However, in April 2025, the CFPB and the defendants filed a joint stipulation of voluntary dismissal of the case, demonstrating that the current leadership of the CFPB will not advance or support the prior position advanced by the agency in the Third Circuit, and the case was dismissed with prejudice on April 28, 2025.In addition, in May 2024, the CFPB filed a separate complaint against the National Collegiate Student Loan Trusts (“NCSL Trusts”), as well as the Pennsylvania Higher Education Assistance Agency (“PHEAA”), the primary student loan servicer for active student loans held by the NCSL Trusts, as part of a settlement with the NCSL Trusts and PHEAA. The CFPB alleged that the defendants failed to respond to borrower requests, failed to provide accurate information to borrowers and incorrectly denied forbearance requests. The CFPB also filed proposed final judgments, to which the NCSL Trusts and PHEAA agreed, that, once entered by the court, would require the NCSL Trusts and PHEAA to pay $400,000 and $1.75 million in penalties, respectively; to pay an additional $3 million in redress to affected borrowers, to be allocated by agreement between PHEAA and the NCSL Trusts; and to correct outstanding requests by borrowers. The proposed orders would also require the NCSL Trusts to modify their servicing guidelines to address the CFPB’s allegations. In October 2024, the court granted the joint motion for judgment. In June 2024, Pacific Investment Management Company LLC (“PIMCO”), on behalf of the investment vehicle that holds notes issued by NCSL Trusts, filed a proposed objection to the proposed consent orders and motion to intervene. PIMCO’s motion to intervene was granted in September 2024, but the court overruled PIMCO’s objection in October 2024. In November 2024, PIMCO appealed the district court’s ruling as to PIMCO’s objection. In January 2025, the district court agreed to stay the effectiveness of the settlement pending PIMCO’s appeal of its objection. The case was referred to the circuit mediator, and, in August 2025, the parties filed a motion for partial remand. In that motion, the parties stated that, after participation in the Third Circuit’s Mediation Program, they had agreed to the terms of a proposed settlement and that a condition of that settlement is that the District Court grant a motion to partially vacate or modify the stipulated judgments previously entered by the District Court. The Third Circuit granted the parties’ motion for partial remand in September 2025. The CFPB and state attorneys general, who have the independent authority to enforce the Dodd-Frank Act, may rely on these cases as precedent in investigating and bringing enforcement actions against other trusts and securitization vehicles in the future.Many provisions of the Dodd-Frank Act are required to be and have been implemented through rulemaking by the applicable federal regulatory agencies, though some rulemaking has yet to occur and some rulemaking is likely to be changed. In addition, Section 1022(d) of the Dodd-Frank Act requires the CFPB to conduct an assessment of each rule within five years of its adoption. The results of any such assessments could result in changes to existing rules and further rulemaking. Therefore, the impact of financial regulatory reform on the financial markets and its participants and on the asset-backed securities market in particular, as well as the interplay with existing laws, is continually evolving. For example, the CFPB has issued and retracted and may issue again new guidance on AI models for credit underwriting. In June 2021, six fintech companies and the National Community Reinvestment Coalition sought guidance from the CFPB on how to use artificial intelligence, machine learning algorithms and alternative data in their lending decisions without running afoul of fair-lending laws. In May 2022, the CFPB issued guidance regarding ECOA adverse action notice requirements for creditors who use complex algorithms, including AI and machine learning, in any aspect of their credit decisions. In October 2024, a similar coalition of fintech companies and association sought further guidance from the CFPB on the potential for beneficial applications of AI and machine learning to develop fairer underwriting models. The CFPB has not issued further guidance on this topic. In fact, on May 12, 2025, the CFPB withdrew its May 2022 guidance on the application of ECOA adverse action notices to credit decisions relying on AI and machine learning. This continues to be a rapidly evolving regulatory landscape, and no assurance can be given that future guidance of the CFPB will not have a significant impact on the value of the notes, on the servicing of the loans or on the Fund.The future of the CFPB’s operations is uncertain. In February 2025, President Trump appointed Russell Vought as Acting Director of the CFPB and Acting Director Vought subsequently restricted the operations of the agency, directing dismissals or stays of pending cases, withdrawing policy positions taken by previous administrations, and withdrawing significant volumes of previously issued guidance. Additionally, the Acting Director has announced plans to reduce the size of the agency through issuing reduction-in-force notices to many employees.In February 2025, the National Treasury Employees Union initiated a lawsuit claiming that certain actions and firings undertaken by Acting Director Vought were illegal. In March 2025, the U.S. District Court for the District of Columbia issued a preliminary injunction, which the CFPB immediately appealed, requiring that the CFPB reinstate certain terminated employees and continue to carry out statutorily mandated functions. In April 2025, the U.S. Court of Appeals for the District of Columbia Circuit issued an order limiting the district court’s injunction but leaving certain restrictions on further firings in place. Notwithstanding the D.C. Circuit’s order, the CFPB issued reduction-in-force notices to a large majority of its employees on April 17, 2025. Those notices were challenged, and the district court halted the firings after the D.C. Circuit clarified its April 2025 order, reinstating certain restrictions on the agency’s ability to fire employees. Oral arguments regarding the CFPB’s appeal of the district court’s preliminary injunction were heard in May 2025, and in August 2025, the D.C. Circuit vacated the district court’s preliminary injunction, finding that the district court lacked jurisdiction with respect to the plaintiffs’ claims related to loss of employment and that the plaintiffs’ other claims failed to target final agency action reviewable under the Administrative Procedure Act or unconstitutional action reviewable in equity. The D.C. Circuit remanded the case back to the district court for further proceedings. The final outcome of the litigation remains uncertain. There is no guarantee the activities of the CFPB, in whole or in part, will remain suspended. There remains considerable uncertainty as to the future of the CFPB and the areas of focus or priorities of the CFPB under Acting Director Vought and any successor Acting Director or Director. The state-level response to changes at federal agencies, including the CFPB, is also unclear and may include increasing, decreasing, or re-prioritizing enforcement activity.In February 2025, President Trump announced the nomination of Jonathan McKernan to be Director of the CFPB but Mr. McKernan’s nomination was later withdrawn. In November 2025, President Trump nominated Stuart Levenbach to be Director of the CFPB, and as a result, the nomination provides another 210-day term for Acting Director Vought to continue to lead the agency.Actions by the CFPB or other regulators against the Platforms, their funding banks, their funding sources, such as loan purchasers or securitization trust, or their competitors that discourage the use of the alternative lending model or suggest to consumers the desirability of other loan products or services could result in reputational harm and a loss of borrowers or investors. The Platforms’ compliance costs and litigation exposure could increase materially if the CFPB or other regulators enact new regulations, change regulations that were previously adopted, modify, through supervision or enforcement, past regulatory guidance, or interpret existing regulations in a manner different or stricter than have been previously interpreted.In November 2023, the SEC issued Rule 192 pursuant to Section 27B of the Securities Act (the “Securitization Conflicts of Interest Rule”) for the purpose of implementing a prohibition against a securitization participant with respect to an asset-backed security from directly or indirectly entering into a transaction that would involve or result in a material conflict of interest with any investor in such asset-backed security, subject to exceptions for risk-mitigating hedging activities, liquidity commitments and bona-fide market making activities. The Securitization Conflicts of Interest Rule became effective on February 5, 2024, and securitization participants are required to comply with the Securitization Conflicts of Interest Rule with respect to any asset-backed security, the first closing of the sale of which occurs on or after June 9, 2025. Under the Securitization Conflicts of Interest Rule, a “securitization participant” is an underwriter, placement agent, initial purchaser or sponsor of an asset-backed security or certain affiliates or subsidiaries of any such party. Additionally, the Securitization Conflicts of Interest Rule includes an “anti-evasion” provision that prohibits a securitization participant from engaging in any transaction or a series of related transactions that, although in technical compliance with one of the exceptions to the rule, is part of a plan or scheme to evade the prohibitions of the rule.On May 16, 2025, the staff of the SEC’s Division of Corporation Finance granted no-action relief (the “No-Action Relief”) that, for purposes of the Securitization Conflicts of Interest Rule, it will not recommend enforcement action with respect to certain conflicted transactions entered into by the employees of a securitization participant that act in a capacity unrelated to the structuring and issuance of the relevant asset-backed security or the selection of the assets supporting the relevant asset-backed security (“Non-Deal Team Employees”) if, subject to certain conditions, those Non-Deal Team Employees are sufficiently separate (such as by information barriers) from the individuals who are involved in structuring and selling the relevant asset-backed security.Despite this No-Action Relief, there remains uncertainty regarding how the Securitization Conflicts of Interest Rule will be applied, including what penalties may result from non-compliance. To the extent that a securitization participant, violates the rule, then the resulting penalties and reputational harm may materially and adversely affect the liquidity and value of the Notes and the securitization participant’s ability to fulfill its contractual obligations under the transaction documents.Usury and Related IssuesDifferent Platforms adhere to different business models, resulting in uncertainty as to the regulatory environment applicable to the Fund. For example, one Platform may underwrite loans from a particular state to make loans to consumers or companies across the United States. The Platform must comply with that state’s licensing requirements and possible usury limitations. However, other states could seek to regulate the Platform (or the Fund as a whole loan investor) on the basis that investments were made to consumers or companies located in such other states. In that case, investments made in those other states could be subject to the maximum interest rate limits (usury laws), if any, of such jurisdiction, which in turn could limit revenues for the Fund. Moreover, it could further subject the Platform (or the Fund) to such states’ licensing requirements.Another Platform may follow a different model in which all loans sourced by the Platform are made through a bank which originates a loan as the named lender based on parameters developed jointly with the Platform. U.S. federal law allows FDIC-insured banks to charge interest to borrowers on a nationwide basis based on the rates allowed by the state where the bank is located, as federal law preempts inconsistent state law limitations. The interest rates that such Platforms charge to borrowers are based upon the ability under federal law of the funding banks that originate the loans to export the interest rates of its jurisdiction of formation or incorporation to provide uniform rates to all borrowers in all states that have not opted out. For example, certain primary funding banks for some of the Platforms export the interest rates of Utah, the state in which they are incorporated, which allows parties to generally agree by contract to any interest rate. The current annual percentage rates offered by these banks through the Platforms for personal loans generally range from approximately 6% to 36%. Certain states, including Utah, have no statutory interest rate limitations on personal loans, while other jurisdictions have a maximum rate that is less than the current maximum rate offered by these banks through the Platforms.However, there has been both private litigation and governmental enforcement actions which have sought to re-characterize lending transactions, claiming that a loan platform, and not the bank, is the “true lender” with respect to a loan. Courts have applied differing interpretations when determining which party is the true lender.Plaintiffs may successfully challenge the funding bank or other lending models. The “true lender” argument has been litigated in a number of courts, most commonly (but not always) in cases involving short-term “payday loans” offered at triple-digit annual percentage rates, where the non-bank partner of the bank nominally making the loan provides turnkey marketing, billing, collection and accounting services in connection with the loans and also acquires the predominant if not entire economic interest in the loans. Such litigation has sought to re-characterize the non-bank loan marketer as the lender for purposes of state consumer protection and usury laws. While the Platforms’ programs do not involve payday loans and may be factually distinguishable from the activities of payday loan marketers, there nevertheless remains a risk that a court in one or more jurisdictions could conclude that the loans are unlawful because the Platform is deemed to be the “true lender” and, therefore, subject to additional state consumer protection laws.The resulting uncertainty may increase the possibility of claims brought against the Platforms by borrowers seeking to void their loans or subject the Platforms to increased regulatory scrutiny and enforcement actions. To the extent that either the Platform (or the Fund) is deemed to be the true lender in any jurisdiction instead of the funding bank (whether determined by a regulatory agency at the state or federal level or by court decision), loans made to borrowers in that jurisdiction would be subject to the maximum interest rate limits (usury laws) of such jurisdiction and existing loans may be unenforceable, and the Platform (and/or the Fund) could be subject to additional regulatory requirements in addition to any penalties and fines. Moreover, it may be determined that this business model is not sustainable in its current form, which could ultimately cause such Platforms to terminate their business. In such circumstances, there is likely to be a material adverse effect on the Investment Adviser’s ability to continue to invest in certain or all alternative lending securities and the Fund’s ability to pursue its investment objective and generate anticipated returns.Other litigation has challenged the ability of loan assignees to rely on the preemption that applied to the initial lender of the loan. In addition to a challenge to a bank’s status as “true lender” of a loan, it could be argued that, even if the funding bank is the “true lender,” state usury laws would apply once the funding bank sells the loan to a non-bank assignee. If a borrower were to successfully bring claims against one of the Platforms for state usury law violations or other similar violations, and the rate on that borrower’s personal loan was greater than that allowed under applicable state law, the Platforms and the Fund could be subject to, among other things, fines and penalties, which would negatively affect the Fund. If the Platforms’ ability to export the interest rates, and related terms and conditions, permitted under a particular state’s law to borrowers in other states is determined to violate applicable lending laws, a Platform could be subject to the interest rate restrictions, and related terms and conditions, of the lending laws of each of the states in which it operates. The result would be a complex patchwork of regulatory restrictions that could significantly and adversely impact the Platforms’ operations and ability to operate, and they may be forced to end or significantly change their business and activities, resulting in a reduction in the volume of loans available for investment for investors such as the Fund.Certain case law has cast doubt on the viability of the model in which many Platforms operate and in particular their ability to charge the same rate as a funding bank after a loan has been sold to the Platform. The U.S. Court of Appeals for the Second Circuit (“Second Circuit”) issued a significant decision in May 2015 that interpreted the scope of federal preemption under the National Bank Act (the “NBA”) and held that a non-bank assignee of loans sourced by a national bank was not entitled to the benefits of NBA preemption as to state law claims of usury (the “Second Circuit Decision”). Although the decision is binding only in Connecticut, New York and Vermont, it may significantly affect non-bank assignees of loans, including the loan origination practices of certain online lenders. As a result of the decision, non-bank assignees/purchasers of bank loans may face uncertainty regarding their ability to rely upon federal preemption of state usury laws. A number of online lending Platforms purchase loans from state-chartered banks promptly after origination and rely upon federal preemption to exempt the loans from state usury caps. The Second Circuit Decision, although directly ruling on purchasers of national bank loans, could be applied to those purchases by courts considering the scope of federal preemption under the Depository Institutions Deregulation and Monetary Control Act of 1980 (which generally preempts state usury laws in favor of federally insured state-chartered banks). In June 2016, the Supreme Court elected not to review the Second Circuit Decision. Despite recommending that the Supreme Court decline to review the case, the Solicitor General argued that the Second Circuit Decision was incorrect and contrary to longstanding precedent that if the interest rate in a bank’s original loan agreement was non-usurious and “valid-when-made,” the loan does not become usurious upon assignment to a non-bank third party. Nevertheless, if the Second Circuit Decision is adopted by other federal circuit courts, the lending models of some Platforms may be severely impacted. A number of Platforms have restructured the relationship with their funding bank in response to the Second Circuit Decision so that the funding bank maintains a continuing economic interest in the loans that are originated for the Platform. In addition, the risk from this court decision in the three states comprising the Second Circuit may be mitigated by purchasing or investing in loans that are not above the state usury limitations in those states. During the past several years, various bills have been introduced in Congress that would have overridden the Second Circuit Decision by adding new language to the NBA and other federal statutes stating that a loan that is valid when made as to its maximum rate of interest remains valid regardless of any subsequent sale, assignment or transfer of the loan. However, none of these bills has been adopted, and it is uncertain whether similar legislation would be passed in the future.In response to the uncertainty created by the Second Circuit Decision and the difficulty in addressing that uncertainty through legislation, in November 2019, the Office of the Comptroller of the Currency (the “OCC”), the regulator of national banks and federal savings associations, proposed a rule that would clarify that federal preemption of state usury laws with respect to loans originated by such banks would continue to apply even after the originating bank sells, assigns or transfers the loan to a non-bank assignee, and the Federal Deposit Insurance Corporation (“FDIC”) proposed a substantially similar rule that would apply to loans originated by state-chartered banks. Each of the OCC and the FDIC promulgated their final rules affirming this valid-when-made doctrine in June 2020. Both rules took effect in August 2020. However, the rules do not eliminate all of the uncertainty in the market caused by the Second Circuit decision, because the rules may not be binding on the courts and may be challenged in court by consumers, state regulators or consumer advocacy groups. For example, state attorneys-general have filed complaints against each of the OCC and the FDIC challenging the validity of the rules. On February 8, 2022, the U.S. District Court for the Northern District of California issued an order resolving the pending motions for summary judgment in both cases. The court granted the OCC and FDIC’s respective motions for summary judgment and denied the plaintiffs’ motions for summary judgment. The court found that the agencies did not exceed their authority in promulgating the rules and that the rules were not unlawful. None of the states appealed. There can be no assurance that the OCC rule and/or FDIC rule will be given effect by courts or regulators in a manner that actually mitigates usury and related risks to the originators, any Platform sellers or any other program participant.A number of courts have found that non-bank partners in a funding bank arrangement may not rely on federal preemption to override state usury laws. For example, in January 2016, the U.S. District Court for the Eastern District of Pennsylvania issued a decision denying a motion by a group of non-bank servicing partners of a state chartered federally insured bank seeking to assert federal preemption as a basis to dismiss claims by the Pennsylvania Attorney General that loans originated by the bank and subsequently purchased by the non-bank partners violated Pennsylvania’s usury laws. The court in that case held that non-bank servicing partners could not rely on federal preemption of state usury laws in circumstances where a non-bank is perceived to be the real party in interest (i.e., the true lender) in a lending transaction. In January 2018, in a companion case involving investors who were providing funding to the non-bank servicing partners, the court granted in part and denied in part the investors’ motion to dismiss the Attorney General’s claims that the investors were liable under Pennsylvania’s Corrupt Organizations Act for their involvement in the lending scheme. The court’s decision allowed the Attorney General’s case to proceed against the investors based on their alleged active participation in structuring loans through a Native American tribal lending program for the purpose of circumventing state usury laws. In July 2019, the parties reached a settlement, which was approved in December 2019 by the bankruptcy court in one of the non-bank service provider’s bankruptcy case.In June 2016, the Maryland Court of Appeals (the highest court in Maryland) issued a decision that could have potentially significant impacts on the ability of marketplace lenders to do business in Maryland. The decision concerned a California-based payday lender that entered into contractual arrangements with two federally-insured state banks to fund consumer loans to consumers residing in Maryland. The interest rates on such loans substantially exceeded the rates allowed under Maryland’s usury laws. The Maryland Court of Appeals held that the payday lender, by arranging the loans, had violated the Maryland Credit Services Business Act (the “Credit Services Act”), which prohibits persons engaged in a “credit services business” from assisting consumers in obtaining loans that would be prohibited under Maryland law. As part of its decision, the court held that the lender was engaged in a credit services business, noting that the Credit Services Act was intended to prevent payday lenders from partnering with non-Maryland banks to offer consumer loans at rates above those allowed under Maryland’s usury laws. The Maryland Court of Appeals’ decision creates potentially significant complications for marketplace lenders that wish to offer consumer loans to Maryland consumers through non-Maryland banks. Marketplace lenders may be required to obtain a credit services business license in order to market loans originated by a financial institution, and such loans may be required to adhere to the provisions of the Credit Services Act respecting the Maryland usury caps. It is also unclear whether the Maryland Court of Appeals’ decision will influence the federal courts or the courts of other states in the United States that have usury caps.The West Virginia Attorney General challenged an arrangement where a consumer lender purchased and serviced loans made to residents of West Virginia by a South Dakota bank. The West Virginia courts found the non-bank consumer lender to be the true lender as it had the “predominant economic interest” in the loans. Because the rates charged by the non-bank lender exceeded usury limits, the loans were found to be unenforceable and the non-bank lender charged with penalties. The Supreme Court declined to hear an appeal of this case in 2015.The Attorney General of the District of Columbia has filed complaints against various Platforms, in each case alleging that the Platforms, rather than the originating banks, had the predominant economic interest in the loans and were therefore the true lenders of the loans, and, as such, the Platforms had violated applicable interest rate limitations. The cases were ultimately settled and the Platforms agreed to, among other things, pay penalties to the District of Columbia, pay refunds to borrowers that paid interest on the loans in excess of the District of Columbia’s maximum interest rate, waive certain amounts past due interest on the loans attributable to interest rates above the district’s maximum rate, and cease to charge interest on loans in excess of the district’s maximum interest rate.In April 2021, a federal court in the Northern District of California dismissed a case brought against a state-chartered bank and its non-bank service provider which challenged the validity of loans and business practices associated with a bank partnership program. The plaintiff alleged claims under California and Utah law. The court dismissed the claims finding that the loan was exempt from California’s usury law and that plaintiff could not avail itself of Utah’s unconscionability statute. The court did not reach the question of federal preemption. In May 2021, plaintiff filed an appeal to the U.S. Court of Appeals for the Ninth Circuit, but the appeal was later voluntarily dismissed. The case is now concluded.In March 2022, a lending platform filed a complaint for declaratory and injunctive relief against the Commissioner of the California Department of Financial Protection and Innovation (“DFPI”). The Platform sought a declaration that the interest rate caps set forth in California law do not apply to loans that are originated by its bank partners and serviced through its technology platform. In April 2022, the DFPI filed a cross-complaint against the same lending platform, alleging that the Platform, rather than a bank, had the predominant economic interest in loans made through the Platform, and was therefore the lender of the loans and had violated California interest rate laws. The DFPI sought relief including penalties, restitution, an injunction, and a finding that the loans are void and unenforceable. The Platform challenged the claims raised in DFPI’s cross-complaint, filing a demurrer in May 2022. Following a hearing on the Platform’s demurrer, a judge of the Superior Court of California ruled in September 2022, that the court could not rule, as a matter of law, that the partner bank, not the Platform, was the lender of the loans at issue. In February 2023, the state filed for an injunction against offering loans in California. In October 2023, the court denied the state’s request for an injunction. The plaintiff filed its motion for summary judgment in September 2025 and a hearing on that motion is scheduled to occur in January 2026. A non-jury trial is scheduled to commence in January 2026, and no assurance can be given as to the potential impact, if any, on the loans made to borrowers who were residents of California at the time of origination.In June 2022, a putative class action lawsuit was filed in federal court in the Western District of Texas, alleging that persons received high interest rate loans through a Platform that exceeded the usury limits in violation of Texas usury laws. The suit asserts statutory claims under Texas law, claims of unjust enrichment, and violation of the federal Racketeer Influenced and Corrupt Organizations Act and seeks a declaratory judgment that the loans are unconscionable, void and unenforceable. The suit alleges that the Platform is the true lender with the predominant economic interest in the loans, that its originating bank is not the real party in interest to the loans and that the Platform devised a “rent-a-bank scheme” in an attempt to evade Texas law. The complaint further asserts that the loan’s arbitration clause is void and unenforceable. In October 2022, a magistrate judge issued a report and recommendation recommending that the Platform’s motion to compel arbitration be granted and the case dismissed. The district judge accepted the recommendation and entered a final judgment of dismissal in January 2023.In 2019, two complaints were brought in district courts of New York seeking class action status for plaintiffs against certain defendants affiliated with national banks that had acted as special purpose entities in securitization transactions sponsored by the bank. In both cases, the complaints alleged that the defendants’ acquisition, collection and enforcement of the banks’ credit card receivables violated New York’s civil usury law and, that, as in Second Circuit Decision, the defendants, as non-bank entities, were not entitled to the benefit of federal preemption of state usury law. The complaints sought a judgment declaring the receivables unenforceable, monetary damages and other legal and equitable remedies, such as disgorgement of all sums paid in excess of the usury limit. In both cases, the district courts granted the defendants’ motions to dismiss, holding that the plaintiff’s state-law claims were preempted by federal law. Both district courts distinguished the respective cases at hand from Second Circuit Decision because, unlike in Second Circuit Decision, the originating banks retained an interest in the receivables. Both plaintiffs filed an appeal to the Second Circuit, both of which were denied.Similar litigation is ongoing. In December 2021, a putative class action complaint was filed in federal court in California, asserting that loans obtained through a state-chartered bank from a non-bank partner were usurious. The complaint alleges that the non-bank partner is the true lender and asserts state law causes of action related to unfair competition, unconscionability, money had and received, conspiracy and fraudulent concealment. In March 2023, the court denied defendants’ motion to compel arbitration on unconscionability grounds, and in June 2023 further denied defendants’ motion for reconsideration. In March 2024, the Ninth Circuit Court of Appeals vacated the district court’s denial and remanded the case to the district court to compel arbitration, and in April 2024 the district court stayed the case and ordered the parties to proceed with arbitration of individual claims. The plaintiffs voluntarily dismissed the case in August 2024. Another putative class action lawsuit involving the same non-bank partner was filed in federal court in the Western District of Washington in May 2023, alleging that the plaintiff and other class members received loans through the non-bank partner that exceed the usury limits under Washington law. The suit asserts claims under the Washington Consumer Protection Act, for declaratory relief, and for violation of the federal Racketeer Influenced and Corrupt Organizations Act. The suit alleges that the non-bank partner is the true lender with the predominant economic interest in the loans, that the originating banks are not the real parties in interest to the loans and that non-bank partner devised a “rent-a-bank scheme” in an attempt to evade Washington law. In October 2023, the court granted defendants’ motion to compel arbitration and stayed the case pending arbitration, and the plaintiff voluntarily dismissed the case in November 2023.In August and September of 2023, similar putative class action complaints were filed in federal district courts in Pennsylvania against different non-bank partners that arranged for the origination of loans by the same state-chartered bank. Plaintiffs alleged that the non-bank partners were the lenders of the loan rather than the bank, and that the non-bank partners may not rely on the federal preemption of interest rate laws that applies to the bank after the sale of the loan. Based on these theories, both plaintiffs claim that the interest rate on the loan exceeded the six percent interest allowed by Pennsylvania law for unlicensed lenders. The complaints assert claims under the Pennsylvania Unfair Trade Practices and Consumer Protection Law, violation of the Loan Interest and Protection Law, and violation of the Consumer Discount Company Act on behalf of a putative class of Pennsylvania borrowers, and seek actual, statutory, treble and other damages, attorneys’ fees and costs, declaratory relief, and other unspecified relief. In both cases, the defendants’ motions to compel arbitration were granted. The other remains ongoing. In January 2017, the Administrator of the Colorado Uniform Consumer Credit Code (“Colorado Administrator”) filed suits against two online marketplace loan Platforms that utilized the funding bank model to originate loans. The Platforms purchased the loans from the partners shortly after origination. The Colorado Administrator claimed that loans to Colorado residents facilitated through these Platforms were required to comply with Colorado laws regarding interest rates and fees and that such laws were not preempted by federal law, notwithstanding that they were originated by FDIC-insured banks. The Colorado Administrator’s claims were based on allegations that the Platforms were the true lenders on the loans to Colorado residents because the Platforms held the predominant economic interest in the loans and that, as non-bank purchasers of the loans, the Platforms were not entitled to federal preemption of state interest rate ceilings based on the reasoning of the Second Circuit Decision described above. The Platforms removed the cases to federal court but, in March 2018, the court remanded the cases back to state court. Separately, the bank partners of the Platforms filed actions in federal court, each seeking a declaratory judgment that Colorado law with respect to usury is preempted by federal law. However, both actions were dismissed. The state court granted the bank partners’ motions to intervene in August 2018. In November 2018, the administrator filed amended complaints in state court, in each case, adding related securitization trusts as defendants. Motions to dismiss the trusts were denied. The Colorado Administrator filed a motion for a legal determination that even if the bank partners were the true lenders, a non-bank assignee could not enforce the rates charged by the partner banks. On June 9, 2020, the Colorado court issued a decision that a non-bank assignee could not enforce the rates and fees of a partner bank and must adhere to Colorado’s rates and fees. The Colorado Administrator also filed a motion for partial summary judgment, as did the defendants. On August 7, 2020, the two marketplace loan Platforms, their bank partners, the Administrator and the Attorney General entered into an Assurance of Discontinuance (“AOD”) settling the ongoing litigation and establishing certain safe harbors for existing and future loan originations. The AOD contains safe harbor provisions including oversight criteria affirming regulatory oversight of loan origination by the banks, disclosure and funding criteria ensuring that the bank is the funder of the loan at origination, licensing criteria for a non-bank partner that takes assignment of and engages in direct collection of payments from consumers for loans that qualify as “supervised loans” (rate of 21% or less), rates limited to 36% and structural criteria that limit bank and non-bank partners’ ability to structure purchase arrangements, collateral requirements, and indemnification agreements to limit the level of economic interest in the loans that may be transferred to the non-bank partner following origination by the bank. While the terms of the AOD are binding on the named parties, other bank partners and marketplace lending Platforms may decide to follow the requirements of the safe harbor to mitigate the risks faced by secondary market purchasers of Colorado consumers loans.Furthermore, in June 2023, Colorado enacted a law that opts Colorado out of Section 521 of the Depository Institutions Deregulation and Monetary Control Act of 1980 (“DIDMCA”), which affords interest rate preemption to out-of-state-chartered banks that make consumer credit loans to Colorado residents. Previously, only Iowa and Puerto Rico opted out of Section 521 of DIDMCA. The Colorado law has the intended effect of preventing out of state, state-chartered banks from originating loans to Colorado residents at interest rates that are higher than the Colorado state usury cap of 21%. The Colorado law was expected to take effect in July 2024, but in response to a federal lawsuit brought by several industry trade groups, a federal district court granted a preliminary injunction in June 2024 that prevents Colorado from enforcing the law against out-of-state-chartered banks making loans in Colorado. In March 2025, a three-judge panel of the U.S. Court of Appeals for the Tenth Circuit heard oral arguments challenging the district court’s injunction. In November 2025, the Tenth Circuit Court of Appeals issued an opinion reversing the District Court’s preliminary injunction and holding that Colorado may enforce its interest rate cap for loans made to Colorado borrowers, despite being originated out of state. The Tenth Circuit, in November 2025, granted the bank trade associations’ unopposed motion for an extension of time until December 9, 2025 in which to file a petition for rehearing en banc. During this time, the Tenth Circuit’s decision is not effective and, should it become effective, it will have only prospective effect as to interest rates charged as of its effective date. No assurance can be given as to the outcome of this litigation or its impact.Certain states have enacted consumer lending legislation with broad anti-evasion language that seeks to re-characterize non-bank facilitators of bank-originated loans as the true lenders, and other states may enact similar legislation. For example, Nevada has an anti-evasion statute that makes its laws governing installment loans applicable to a person that has a business arrangement with an exempt entity (like a bank) “where the purported agent holds, acquires or maintains a material economic interest in the revenues generated by the loan.” Nev. Rev. Stat. Ann. § 675.035 (2020).In addition, Illinois recently enacted legislation (SB 1792) which became effective immediately on March 23, 2021. The law extends the 36% “all-in” Military Annual Percentage Rate (“MAPR”) finance charge cap of the federal Military Lending Act (“MLA”) to “any person or entity that offers or makes a loan to a consumer in Illinois” unless made by a statutorily exempt entity. The Act provides that any loan made in excess of a 36% MAPR is considered null and void, and no entity has the “right to collect, attempt to collect, receive, or retain any principal, fee, interest, or charges related to the loan.” Each violation of the law is subject to a fine of up to $10,000. While the Illinois law exempts banks, the law also contains a claw-back provision that negates the exemption for third parties that assist in bank lending in Illinois, if they maintain a predominant economic interest in the loans. There can be no assurance as to how this new legislation will be applied.New Mexico adopted legislation (HB 132) effective January 1, 2023 that limits interest rates on loans of $10,000 or less to New Mexico residents to 36% APR, with certain additional charges included in the APR calculation. The legislation contains a similar anti-evasion regime to that in effect in Illinois, making anyone who both acts as a service provider to an exempt lender and has a predominant economic interest in the loan the true lender for purposes of the law’s licensing provision. A loan made in violation of the licensing requirement is void.Hawaii recently adopted a similar law applicable to loans made to borrowers that have an original principal balance of less than $1,500. The licensing provisions of the Hawaii statute became effective January 1, 2022 and no assurance can be given as to the licensing status of the originators of such affected loans or the effect of the Hawaii statute on those loans.The State of Maine recently amended its Consumer Credit Code. In part, the amendment addresses which entities are deemed lenders and, among other rules changes, increases the covered entities subject to the state’s interest rate cap rules. The amendment also includes an anti-evasion provision under which “a purported agent or service provider” is deemed a “lender” under certain circumstances, including among other things, if they (a) hold, acquire or maintain the “predominant economic interest in the loan” or (b) market, arrange or facilitate the loan and hold the right to purchase the loan or interest in the loan, or (c) based on the totality of the circumstances, appear to be the lender, and the transaction is structured to evade certain statutory requirements. 9-A Me. Rev. Stat. Ann. Art. 2, Pt. 7, § 2-702. Under the new statute, if the deemed lender violates the provisions and lends in excess of the permissible state rate for unlicensed lenders (12.25%), the borrower is not obligated to pay the debt and may recover amounts previously paid on it. The new provisions became effective October 18, 2021. In addition, Maine also amended its licensing exemption so that any person taking an assignment of a consumer loan and undertaking direct collection of payments must also be licensed in Maine. Me. Rev. Stat. Ann. § 2-301.Nebraska passed legislation that requires entities holding, servicing or otherwise participating in consumer loans made to Nebraska residents with an interest rate greater than 16% per annum, a principal balance of less than $25,000 and a duration of 145 months or less to have a physical location in the state. However, the physical presence requirement does not apply to owners, servicers or purchasers of installment loans if they are not making the loans. The state has taken an enforcement posture with respect to online programs requiring compliance with these requirements. In June 2023, the Nebraska statute was amended to require a license to purchase, in whole or in part, loans less than $25,000 and above 16% interest.In June 2023, Connecticut revised its Small Loan Lending and Related Activities Act to impose licensing requirements on entities that partner with regulated banks with respect to small loans, which are now defined as loans for $50,000 or less and made at an APR greater than 12%, as calculated under the MLA. The statute also includes an anti-evasion provision under which a person must be licensed if it “(1) holds, acquires or maintains, directly or indirectly, the predominant economic interest in a small loan; (2) such person markets, brokers, arranges or facilitates the loan and holds the right, requirement or right of first refusal to purchase the small loans, receivables or interests in the small loans; or (3) the totality of the circumstances indicate that such person is the lender and the transaction is structured to evade” the requirements of the statute. In addition, Connecticut statute also requires any person purchasing, acquiring or receiving assignment of a “small loan” or receiving payments of principal or interest in connection with a small loan to a Connecticut borrower to be licensed in Connecticut. The new provisions became effective in October 2023. There can be no assurance as to how any of this or any other new legislation will be applied. It is possible that other states may follow suit, instituting similar statutory “true lender” tests, which may impact the risk of true lender litigation in certain jurisdictions, as well as the tests applied by courts and regulators in determining the true lender. While such provisions provide additional clarity with respect to jurisdictional requirements, they may also result in increased usury and licensing risk. Further, other states may take different paths to promulgate similar “true lender” restrictions, and if not through a legislative path, impacted parties may have little to no advance notice of new restrictions and compliance obligations. There can be no assurance as to how any of this or any other new legislation will be applied. It is possible that other states may follow suit, instituting similar statutory “true lender” tests, which may impact the risk of true lender litigation in certain jurisdictions, as well as the tests applied by courts and regulators in determining the true lender. While such provisions provide additional clarity with respect to jurisdictional requirements, they may also result in increased usury and licensing risk. Further, other states may take different paths to promulgate similar “true lender” restrictions, and if not through a legislative path, impacted parties may have little to no advance notice of new restrictions and compliance obligations.Ohio adopted the Small Loan Act, which requires any non-bank entity that is compensated for arranging any bank loan in the amount of $5,000 or less to obtain a license. Ohio Revised Code (O.R.C.) §§ 1321.01-1321.19. There can be no assurance that all of the applicable Platform will have obtained such a license at such time.Wyoming amended its Consumer Credit Code in July 2021. Wyo. Stat. 40-14-302. Under the new provisions, Wyoming broadened its licensing requirements to provide that “Unless a person is a supervised financial organization or has first obtained a license from the administrator, no person shall engage in the business of making consumer loans or taking assignments of non-servicing rights relating to consumer loans that are not in default.” The statute applies to all consumer loans that do not exceed $75,000. Thus, all non-bank persons that take assignments of non-defaulted consumer loans must be licensed.The State of Washington recently adopted a statute, effective as of June 6, 2024, with respect to loans originated to Washington residents and individuals physically located in the state after June 6, 2024 that creates a new anti-evasion standard. The statute as amended deems a person the “true lender” with respect to a consumer loan originated by a bank (and thus otherwise exempt from interest rate limitations) notwithstanding the fact that the person purports to act as an agent, service provider or in another capacity for the bank if “(a) The person holds, acquires or maintains, directly or indirectly, the predominant economic interest in the loan; or (b) The totality of the circumstances indicate that the person is the lender, and the transaction is structured to evade the requirements of this chapter.” Wash. S. B. 6025, § 2; Rev. Code Wash. § 31.04.025 (eff. June 6, 2024). The anti-evasion provision only applies to loans that would otherwise require a license, that is, with an interest rate above 25%. Thus, the statute facially requires a non-bank that acquires the predominant economic interest in a loan originated by a bank at an interest rate above 25% to be licensed as a lender under Washington law. The legislation also increases the penalty for acting as a lender (other than in connection with a residential mortgage loan) without a license from a forfeiture of interest to rendering the loan “null, void, uncollectible, and unenforceable” in its entirety. Wash. S. B. 6025, § 4; Rev. Code Wash. § 31.04.035 (eff. June 6, 2024). It is possible that other states may follow suit, instituting similar statutory anti-evasion or similar provisions based on “true lender” concepts in the future.OCC True Lender RuleThe OCC promulgated a final rule issued on October 27, 2020 concerning when a bank is the true lender in the context of a partnership between a bank and a non-bank entity, such as a marketplace platform. The rule specified that a bank makes a loan and is the true lender if, as of the date of origination, it (1) is named as the lender in the loan agreement or (2) funds the loan. The rule also specified that if, as of the date of origination, one bank is named as the lender in the loan agreement for a loan and another bank funds that loan, the bank that is named as the lender in the loan agreement makes the loan. Furthermore, under the rule, the bank, as the true lender of a loan, would retain the compliance obligations associated with the origination of that loan. The OCC rule went into effect on December 29, 2020. On January 5, 2021, seven state Attorneys General filed a lawsuit against the OCC challenging the rule on procedural and substantive grounds. However, on June 24, 2021, Congress passed a resolution seeking to invalidate the OCC’s true lender rule pursuant to the Congressional Review Act and to prohibit the OCC from issuing a rule in substantially the same form in the future. On June 30, 2021, President Biden signed the resolution, and the OCC’s true lender rule was voided retroactively. The state Attorneys General subsequently dismissed their action as moot.The FDIC has not proposed a similar rule, and state-chartered banks would not have been covered by the OCC rule.Risk of the Platform or Fund Being Deemed the True LenderCourts have recently applied differing interpretations when determining which party in a funding bank arrangement is the true lender. The resulting uncertainty may increase the possibility of claims brought against the Platforms by borrowers seeking to void their loans or subject the Platforms to increased regulatory scrutiny and enforcement actions. To the extent that either the Platform (or the Fund) is deemed to be the true lender in any jurisdiction (whether determined by a regulatory agency or by court decision), loans made to borrowers in that jurisdiction would be subject to the maximum interest rate limits of such jurisdiction and existing loans may be unenforceable. In such case, the Platform (and/or the Fund) could be subject to additional regulatory requirements in addition to any restitution and/or penalties and fines as to existing loans (and any new loans originated at rates that are not permitted under the laws of the states in question), subject to applicable statutes of limitation. Moreover, it may be determined that this business model is not sustainable in its current form, which could ultimately cause such Platforms to terminate their business. In such circumstances, there is likely to be an adverse effect on the Investment Adviser’s ability to continue to invest in certain or all alternative lending securities and the Fund’s ability to pursue its investment objective and generate anticipated returns.The risk that either the Platforms or the Fund (as a whole or fractional loan investor) is deemed the true lender in any jurisdiction exists with respect to loans made to both consumers and businesses. Several courts have concluded that non-bank consumer lenders that utilize a bank funding model should be viewed as the true lenders in the arrangement. U.S. courts have rarely analyzed questions regarding true lenders in the context of business loans. Although it is expected that U.S. courts’ true lender analysis would be the same for both consumer and business loans, additional uncertainty exists as to how U.S. courts would analyze questions regarding true lenders in a business loan context. In October 2017, a small business owner brought suit against a small business marketplace lender in federal district court in Massachusetts under a true lender theory. The suit alleged that the marketplace lender, which utilized a bank funding model, was the true lender and, among other things, originated loans in violation of state usury laws. However, the court stayed the case pending the outcome of arbitration. Any action undertaken by state regulators to assert that Platforms that partner with funding banks are the actual providers of loans to borrower members could have a material adverse effect on the lending model utilized by the alternative lending industry and, consequently, the ability of the Fund to pursue a significant part of its investment strategy. In November 2017, a bill was introduced in the U.S. House of Representatives to address the true lender issue. The bill would have clarified that an insured bank is the lender of any loan for which the bank is the initial creditor, notwithstanding any later assignment of the loan, or the existence of a service or economic relationship with a non-bank entity (such as the Platforms). Ultimately, the bill was not signed into law and it is uncertain whether Congress will adopt legislation to address the true lender issue.At any time there may be litigation pending against Platforms and/or banks that issue loans for the Platforms. Any such litigation may significantly and adversely impact the Platforms’ ability to make loans or subject them, or their whole or fractional loan investors, like the Fund, to fines and penalties, which could consequently have a material adverse effect on the Fund.Additionally, plaintiffs may assert claims against subsequent holders of the loans, including the Fund, and recipients of amounts collected on the Loans, including the investors. Some of the laws with which the loans must comply with respect to the marketing, origination, servicing, and collection, such as the federal Truth in Lending Act, may make an assignee of such loans (such as the Fund) liable for violations. Even when laws do not include express provisions creating assignee liability, plaintiffs (including private plaintiffs and government regulators and agencies) may bring claims against assignees based on general common law principles of liability or other theories. In addition, some laws, such as the Colorado Uniform Consumer Credit Code (the “Colorado UCCC”) (as has been alleged by the Colorado Administrator), may make subsequent holders liable for claims relating to the collection of amounts provided for under the terms of the Loans. As discussed above, the Colorado Administrator brought claims against certain subsequent holders of loans originated through certain online platforms, alleging that the subsequent holders are liable with respect to finance charges, late charges, and other amounts that the servicer collected on their behalf in excess of the amounts permitted by the Colorado UCCC, as well as civil penalties in accordance with Colorado law. And, claims were brought against subsequent holders of credit card receivables in class action complaints filed (1) in the United States District Court for the Eastern District of New York against three special purpose vehicles involved in the securitization of credit card receivables, as well as the trustees of two of the special purpose vehicles and (2) in the United States District Court for the Western District of New York against two special purpose vehicles involved in the securitization of credit card receivables, as well as a trustee of one of the special purpose vehicles. There can be no assurance that plaintiffs or regulators will not bring claims relating to the loans or notes against assignees of the loans, such as the Fund, or against recipients of the proceeds collected on the Fund, including the investors.The Platforms could also be forced to comply with the lending laws of all U.S. states, which may not be feasible and could result in Platforms ceasing to operate. As discussed above, certain states have enacted new legislation relating to true lender theories and other states may enact similar legislation. Any increase in cost or regulatory burden on a Platform could have a material adverse effect on the Fund. Specifically, adverse rulings by courts in pending and potential future matters could undermine the basis of the Platforms’ business models and could result ultimately in a Platform or its whole or fractional loan investors being characterized as a lender, which as a consequence would mean that additional U.S. consumer protection laws would be applicable to the borrower member loans sourced on such Platforms, rendering such borrower member loans voidable or unenforceable. In addition, a Platform or its whole or fractional loan investors, like the Fund, could be subject to claims by borrower members, as well as enforcement actions by regulators that could lead to fines, civil or criminal penalties or other sanctions. Even if a Platform were not required to cease operation with residents of certain states, the Platform or its whole or fractional loan investors, like the Fund, could be required to register or obtain, and maintain, licenses or regulatory approvals in all 50 U.S. states at substantial cost. If a Platform or the Fund or its Subsidiary were subject to fines, civil or criminal penalties or sanctions, or other regulatory action, or forced to cease operations in some or all states, this could have a material adverse effect on the Fund and Fund Shareholders, and the investments in the Platforms.State Licensing ConsiderationsIn addition to laws governing the activities of lenders and servicers, certain states may require, or may in the future require, purchasers or holders of certain loans, primarily consumer loans, to be licensed or registered in order to purchase or hold such loans or to collect interest above a specified rate. To the extent required or determined to be necessary or advisable, the Fund intends to obtain licenses or take other appropriate steps to address any applicable state licensing requirements in order to pursue its investment strategy. To the extent the Fund or any of its Subsidiaries obtains licenses or is required to comply with related regulatory requirements, the Fund could be subject to increased costs and regulatory oversight by governmental authorities, which may have an adverse effect on its results or operations.The Fund intends to invest in alternative lending securities through one or more wholly-owned Subsidiaries. These Subsidiaries will include one or more common law or statutory trusts with a federally chartered bank serving as trustee. The Fund or one or more of its other wholly-owned Subsidiaries will hold the beneficial interests in each such trust, and the federally chartered bank acting as trustee will hold legal title to the alternative lending securities for the benefit of the trust and/or the trust’s beneficial owners. State licensing laws typically exempt federally chartered banks from their licensing requirements, and federally chartered banks may also benefit from federal preemption of state laws, including any licensing or registration requirements. The use of common law or statutory trusts with a federally chartered bank serving as trustee is intended to address any state licensing requirements that may be applicable to purchasers or holders of alternative lending securities. However, the ability of a trust with a federally chartered bank as trustee to override state laws on the basis of federal preemption has recently been challenged and may be further challenged in the future. It is expected that each trustee of a common law or statutory trust through which the Fund invests would be indemnified by the applicable trust and, potentially in certain circumstances, by the Fund or one or more of its Subsidiaries. Although the Fund intends to invest in alternative lending securities through one or more common law or statutory trusts, the Fund is not required to use this approach and may instead hold such investments directly or indirectly through one or more other Subsidiaries.If the Fund or any of its Subsidiaries is required to be licensed in any particular jurisdiction in order to invest in certain alternative lending securities, obtaining the required license may not be viable (because, for example, it is not possible or practical) and the Fund may be unable to restructure its investments to address the licensing requirement. In that case, the Fund or its Subsidiaries may be forced to cease investing in the affected alternative lending securities, or may be forced to sell such alternative lending securities. If a state regulator or court were to determine that the Fund or its Subsidiaries acquired or held an alternative lending security without a required state license, the Fund or its Subsidiaries could be subject to penalties or other sanctions, prohibited or restricted in its ability to enforce its alternative lending security, or subject to litigation risk or other losses or damages.Fair Debt Collection Practices ActThe U.S. federal Fair Debt Collection Practices Act (“FDCPA”) provides guidelines and limitations on the conduct of third-party debt servicers in connection with the collection of consumer debts. In order to ensure compliance with the FDCPA, the Platforms often contract with professional third-party debt collection agencies to engage in debt collection activities. The CFPB, the U.S. federal agency now responsible for administering the FDCPA, is engaged in a comprehensive rulemaking regarding the operation of the FDCPA which likely will affect the obligations of sellers of debt to third parties, as well as change other regulatory requirements. Any such changes could have an adverse effect on any U.S. Platforms following a certain model and therefore on the Fund as a whole or fractional loan investor. The U.S. Fair Credit Reporting Act (“FCRA”) regulates consumer credit reporting. Under the FCRA, liability may be imposed on furnishers of data to credit reporting agencies to the extent that adverse credit information reported is false or inaccurate.On October 30, 2020, the CFPB issued new regulations implementing the federal FDCPA, which regulate the collection activities of third-party debt collectors. These new regulations went into effect November 30, 2021. Further updates were made in April 2023 to further implement and clarify the regulations. These regulations could potentially impact third parties servicing loans owned by the Fund and the collections received on the loans by the Fund.Payday Lending RuleOn October 5, 2017, the CFPB adopted a final rule governing payday, vehicle title, and certain high-cost installment loans (the “Payday Lending Rule”). The initial Payday Lending Rule mandated that lenders take reasonable steps to ensure that prospective consumer borrowers have the ability to repay certain loans (the “underwriting provisions”) and imposed limits on attempts to withdraw payments on loans from consumers’ checking and other accounts (the “payment withdrawal limitations”). The CFPB amended the Payday Lending Rule to rescind the underwriting provisions in July 2020, while compliance with the payment withdrawal limitations was stayed pending litigation challenging, among other things, the constitutionality of the CFPB’s funding structure. Following the U.S. Supreme Court’s decision in May 2024 upholding the structure of the federal agency, the Payday Lending Rule, as amended, became effective on March 30, 2025. However, the CFPB announced in March 2025 that it will not prioritize enforcement or supervision actions with regard to any penalties or fines associated with the Payday Lending Rule. The Payday Lending Rule applies to short-term consumer loans with terms of 45 days or less, longer-term balloon-payment consumer loans and certain high cost (greater than 36%) longer term installment consumer loans. The remaining provisions of the Payday Lending Rule (1) prohibit lenders from attempting to withdraw payment for a covered loan from a borrower’s account after two consecutive attempts have failed due to lack of sufficient funds, unless the borrower provides authorization to do so; and (2) require lenders to give consumers certain notices, such as advance notice before attempting to withdraw a payment for the first time and notice of the consumer’s rights when two consecutive payment attempts fail. Compliance with the Payday Lending Rule may impact some of the loans offered by certain Platforms, though, under the current administration, it is uncertain whether and to what extent the CFPB will focus on enforcing this rule.Privacy and Data Security LawsThe U.S. federal Gramm-Leach-Bliley Act (“GLBA”) limits the disclosure of non-public personal information about a consumer to non-affiliated third parties and requires financial institutions to disclose certain privacy policies and practices with respect to its information sharing with both affiliates and non-affiliated third parties. A number of states have enacted privacy and data security laws requiring safeguards on the privacy and security of consumers’ personally identifiable information. Other federal and state statutes deal with obligations to safeguard and dispose of private information in a manner designed to avoid its dissemination. Privacy rules adopted by the U.S. Federal Trade Commission implement the GLBA and other requirements and govern the disclosure of consumer financial information by certain financial institutions, ranging from banks to private investment funds. U.S. Platforms following certain Platform models generally have privacy policies that conform to these GLBA and other requirements. In addition, such U.S. Platforms have policies and procedures intended to maintain Platform participants’ personal information securely and dispose of it properly. Through the Fund’s participation in the Platforms, the Fund and the Investment Adviser may obtain non-public personal information about loan borrowers, as defined in GLBA, and intend to conduct themselves in compliance with, and as if they are subject to the same limitations on disclosure and obligations of safeguarding and proper disposal of non-public personal information. The Fund and the Investment Adviser will maintain as confidential and not sell or rent such information to third parties for marketing purposes.In addition, the Fund could be subject to state data security laws, depending on whether the information the Fund obtains is considered non-public personally identifiable information under those state laws. Any violations of state data security laws by the Fund could subject it to fines, penalties, or other regulatory action on a state-by-state basis, which, individually or in the aggregate, could have a material adverse effect on the Fund due to the compliance costs related to any violations as well as costs to ensure compliance with such laws on an ongoing basis. Additionally, any violations of the GLBA by the Fund could subject it to regulatory action by the U.S. Federal Trade Commission, which could require the Fund to, inter alia, implement a comprehensive information security and reporting program and to be subject to audits on an ongoing basis.OFAC and Bank Secrecy ActIn co-operation with various banks, the U.S. Platforms implement the various anti-money laundering and screening requirements of applicable U.S. federal law. The Fund is not able to control or monitor the compliance of the various banks or the Platforms with these regulations. Moreover, in the Fund’s participation with the Platforms, it is subject to compliance with the Office of Foreign Assets Control (“OFAC”), the USA PATRIOT Act and Bank Secrecy Act regulations applicable to all businesses, which for the Fund will generally involve co-operation with U.S. authorities in investigating any purported improprieties. Any material failure by any of the various banks, the Platforms or the Fund to comply with OFAC and other similar anti-money laundering restrictions or in connection with any investigation relating thereto could result in additional fines or penalties that, depending on the violations, could amount to $1,000 to $25,000 per violation. Such fines or penalties could have a material adverse effect on the Fund directly, for amounts owed for fines or penalties, or indirectly, as a negative consequence of the decreased demand for loans from the Platforms as a result of any such adverse publicity and other reputational risks associated with any such fines and penalties assessed against the Platforms or the various banks.Servicemembers Civil Relief ActU.S. federal law provides borrower members on active military service with rights that may delay or impair a Platform’s ability to collect on a borrower member loan. The Servicemembers Civil Relief Act (“SCRA”) requires that the interest rate on pre-existing debts, such as member loans, be set at no more than 6 percent while the qualified service member or reservist is on active duty. A holder of a note, certificate or whole loan that is dependent on such a member loan, as the Fund may be, will not receive the difference between 6 percent and the original stated interest rate for the member loan during any such period. This law also permits courts to stay proceedings and execution of judgments against service members and reservists on active duty, which may delay recovery on any member loans in default and, accordingly, payments on the notes that are dependent on these member loans. If there are any amounts under such a member loan still due and owing to the Platform after the final maturity of the notes that correspond to the member loan, the Platform will have no further obligation to make payments on the notes to the Fund, even if the Platform later receives payments after the final maturity of the notes.The MLA also imposes requirements for consumer credit transactions involving servicemembers and certain of their dependents, which includes spouses, children and parents or parents-in-law that reside in the servicemember’s home. The MLA establishes written and oral disclosure requirements and imposes a maximum military annual percentage rate of 36% for credit extended to servicemembers and their covered dependents. It also prohibits the imposition of a prepayment penalty and prohibits mandatory arbitration in the event of a dispute. Violations of the MLA could void a loan.Platforms do not take military service into account in assigning loan grades to borrower member loan requests. In addition, as part of the borrower member registration process, Platforms do not request their borrower members to confirm if they are a qualified service member or reservists within the meaning of the SCRA or MLA. The SCRA and the MLA are specific to the United States and therefore does not pose a risk for other jurisdictions in which the Fund may invest.Each sale of whole loans by the Platforms to the Fund is structured as a “true sale” and is not intended to be a financing or loan by the Fund to the Platforms. The Fund expects to receive representations from each Platform in each Loan Purchase Agreement for whole loans that the Platforms will treat such transactions as sales for tax, accounting and all other applicable purposes. The sale of each loan transfers to the Fund all of the Platform’s right, title and interest in such loan, and the Platform will not retain any residual rights with respect to any loan.Alternative lending industry participants, including Platforms and the Fund, may be subject in certain cases to increased risk of litigation alleging violations of federal and state laws and regulations and consumer law torts, including fraud. Moreover, alternative lending securities generally are written using standardized documentation. Thus, many borrowers may be similarly situated insofar as the provisions of their respective contractual obligations are concerned. Accordingly, allegations of violations of the provisions of applicable federal or state consumer protection laws could potentially result in a large class of claimants asserting claims against the Platforms and other related entities.
Regulatory Regime in the United Kingdom
General Description of Registrant [Abstract]
Risk [Text Block]		Regulatory Regime in the United Kingdom. In the future, the Fund may invest in online lending-related securities through Platforms domiciled in the United Kingdom. Such Platforms must be authorized and regulated by the Financial Conduct Authority (“FCA”) in order to engage in the regulated activity of “operating an electronic system in relation to lending,” following changes to consumer credit regulation in April 2014. The FCA is currently allowing application periods, giving Platforms with interim permission a three-month window in which they must apply to the FCA for full authorization. If any Platform through which the Fund invests were to fail to obtain full authorization, the Platform might be forced to cease its operations, which would disrupt the servicing and administration of loans to which the Fund has exposure through that Platform. Any such disruption may impact the quality of debt collection procedures in relation to those loans and may result in reduced returns to the Fund from those investments.The FCA has recently also introduced new regulatory controls for Platform operators, including the application of conduct of business rules (in particular, relating to disclosure and promotions), minimum capital requirements, client money protection rules, dispute resolution rules and a requirement for firms to take reasonable steps to ensure existing loans continue to the administered if the firm goes out of business. The introduction of these regulations and any further new laws and regulations could have a material adverse effect on U.K. Platforms’ businesses and may result in interruption of operations by such Platforms or the passing on of the costs of increased regulatory compliance to investors, such as the Fund, in the form of higher origination or servicing fees.The Fund may invest in loans that constitute regulated credit agreements (consumer credit loans) under the Financial Services and Markets Act 2000 (“FSMA”). Article 60B of the amended Financial Services and Markets Act 2000 (Regulated Activities) Order 2001 (“RAO”) provides that the activity of entering into a regulated credit agreement as lender or exercising or having the right to exercise the lender’s rights and duties under such credit agreement requires FCA authorization. However, article 60I of the RAO and paragraph 55 of the schedule to the Financial Services and Markets Act 2000 (Exemption) Order 2001 provide exemptions from authorization to persons who acquire rights under a regulated credit agreements (but who do not make any such loans or extend any new credit), provided that the servicer of such loans is appropriately authorized by the FCA.The Fund is not authorized by the FCA in respect of consumer credit activities. To the extent that it acquires any loans which are regulated credit agreements under FSMA, the Fund will be required to ensure that a person with the appropriate FCA authorization is engaged to service such regulated credit agreements in accordance with the exemptions from authorization under article 60B and paragraph 55 outlined above. If the FCA were to successfully challenge the Fund’s reliance on this exemption, this could adversely affect the Fund’s ability to invest in consumer loans in the United Kingdom or other online lending-related securities relating to such consumer loans, and could subject to the Fund to costs that could adversely affect the results of the Fund.
Regulatory Regime in Other Jurisdictions
General Description of Registrant [Abstract]
Risk [Text Block]		Regulatory Regime in Other Jurisdictions. In the future, the Fund’s loan investments may be sourced from Platforms domiciled outside the United States and United Kingdom, except that the Fund will not invest in Platforms domiciled in emerging markets countries, as determined by the Platforms pursuant to guidelines developed by the Investment Adviser. The Platforms and their investors may face regulation in the other jurisdictions in which the Fund invests. Many other jurisdictions have regulatory regimes in place to authorize or regulate Platforms. If any entity operating a Platform through which the Fund invests, or any entity that is the lender under a loan agreement facilitated by that Platform, were to lose its license or have its license suspended or revoked, the Platform might be forced to cease its operations, which could impair the ability of the Fund to pursue its investment strategy by investing in loans originated by that Platform, and could disrupt the servicing and administration of loans to which the Fund has exposure through that Platform. Any such disruption may impact the quality of debt collection procedures in relation to those loans and may result in reduced returns to the Fund from those investments. In addition, some jurisdictions may regulate the terms of loans issued through a Platform or impose additional requirements on investments in such loans, which could impact the value of online lending-related securities purchased from a Platform operating in such a jurisdiction or the ability of the Fund to pursue its investment strategy by investing in loans originated by such a Platform. New or amended laws or regulations could disrupt the business operations of Platforms operating in jurisdictions in which the Fund invests and could result in the Platforms passing on of increased regulatory compliance costs to investors, such as the Fund, in the form of higher origination or servicing fees.
Systems and Operational and Cybersecurity Risks
General Description of Registrant [Abstract]
Risk [Text Block]		Systems and Operational and Cybersecurity Risks. The Fund depends on the development and implementation of appropriate systems for the Fund’s activities. The Fund relies heavily on a daily basis on financial, accounting and other data processing systems to execute, clear and settle transactions across numerous and diverse markets and to evaluate certain loans, to monitor its portfolio and capital, and to generate risk management and other reports that are critical to oversight of the Fund’s activities. The Investment Adviser may not be in a position to verify the risks or reliability of such third-party systems. In addition, the Fund relies on information systems to store sensitive information about the Fund, the Investment Adviser, their affiliates and the Shareholders. Any failure of the information technology (“IT”) systems developed and maintained by the Investment Adviser could have a material adverse effect on the ability of the Fund to acquire and realize investments and therefore negatively impact the Fund’s performance.The Investment Adviser is reliant upon attaining data feeds directly from the Platforms via an API or SFTP connection, which is a system of protocols and tools used for creating software applications. Any delays or failures could impact operational controls and the valuation of the Fund’s portfolio. While the Investment Adviser has in place systems to continually monitor the performance of these IT systems, there can be no guarantee that issues will not arise that may require attention from a specific Platform. Any such issues may result in processing delays. To seek to mitigate this risk the Investment Adviser will seek to put in place, with each Platform through which the Fund intends to invest, a defined process and communication standard to support the exchange of data.Technology complications associated with lost or broken data fields as a result of Platform-level changes to API and/or SFTP protocols may impact the Fund’s ability to receive and process the data received from the Platforms.To effectuate the Fund’s investment objective, the Investment Adviser’s activities are dependent upon systems operated by third parties, including without limitation the Platforms, banks, market counterparties and other service providers, and the Investment Adviser may not be in a position to verify the risks or reliability of such third-party systems. Failures in the systems employed by the Investment Adviser, Platforms, banks, counterparties, exchanges and similar clearance and settlement facilities and other parties could result in mistakes made in the confirmation or settlement of transactions, or in transactions not being properly booked, evaluated or accounted for.
General Economic and Market Conditions
General Description of Registrant [Abstract]
Risk [Text Block]		General Economic and Market Conditions. The value of your investment in the Fund is based on the market values of the alternative lending securities the Fund holds. These values change regularly due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of alternative lending securities the Fund owns and the markets in which the alternative lending securities trade. Volatility and disruption in financial markets and economies may be sudden and unexpected, expose the Fund to greater risk, including risks associated with reduced market liquidity and fair valuation, and adversely affect the Fund’s operations. For example, the Investment Adviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions and reduced market liquidity may impact the Fund’s ability to sell alternative lending securities to conduct repurchases of its shares (i.e., increase the risk that the Fund will not be able to pay redemption proceeds within the allowable time period). In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market or with respect to one company may adversely impact other issues, including those in a different country, region, or financial market. Alternative lending securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. Inflation rates may change frequently and significantly because of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change). Changes in inflation rates or expected inflation rates may adversely affect market and economic conditions, an issuer’s financial condition, the Fund’s investments and an investment in the Fund. Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). In general, the alternative lending securities or other instruments that the Investment Adviser believes represent an attractive investment opportunity or in which the Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, the Fund may need to obtain the desired exposure through a less advantageous investment, forgo the investment at the time or seek to replicate the desired exposure through a derivative transaction or investment in another investment. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and other pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on economies, financial markets, issuers and the Investment Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect a Fund’s investments and other operations.
Highly Volatile Markets
General Description of Registrant [Abstract]
Risk [Text Block]		Highly Volatile Markets. Financial markets may be highly volatile from time to time. The prices of commodities contracts and all derivative instruments, including futures and options, can be highly volatile. Price movements of forwards, futures and other derivative contracts are influenced by, among other things: interest rates; changing supply and demand relationships; trade, fiscal, monetary and exchange control programs and policies of governments; and national and international political and economic events and policies. In addition, governments from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments, futures and options. Intervention often is intended directly to influence prices and may, together with other factors, cause all such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.Concerns about political instability, questions about the strength and sustainability of the U.S. economic recovery, concerns about the growing federal debt and slowing growth in China, are factors which continue to concern the financial markets and create volatility. Issuers that have exposure to the real estate, mortgage and credit markets may be particularly affected by subsequent adverse events affecting these sectors and general market turmoil. Moreover, legal or regulatory changes applicable to financial services companies may adversely affect such companies’ ability to generate returns and/or continue certain lines of business. See “Risk Considerations—Alternative Lending Risk Considerations.”
General Risks of Securities Activities
General Description of Registrant [Abstract]
Risk [Text Block]		General Risks of Securities Activities. All securities investing and trading activities risk the loss of capital. Although the Investment Adviser will attempt to moderate these risks, no assurance can be given that the Fund’s investment activities will be successful or that Shareholders will not suffer losses. Following below are some of the more significant specific risks that the Investment Adviser believes are associated an investment in the Fund:
Equity Securities
General Description of Registrant [Abstract]
Risk [Text Block]		Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic, political and public health conditions.
Bonds and Other Fixed Income Securities
General Description of Registrant [Abstract]
Risk [Text Block]		Bonds and Other Fixed Income Securities. Fixed income securities include, among other securities: bonds, notes and debentures issued by U.S. and non-U.S. corporations; debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“U.S. government securities”) or by a non-U.S. government; municipal securities; and mortgage-backed and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund’s investments may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. The duration of a fixed income security is an attempt to quantify and estimate how much the security’s price can be expected to change in response to changing interest rates. For example, when the level of interest rates increases by 1%, a fixed income security having a positive duration of four years generally will decrease in value by 4%; when the level of interest rates decreases by 1%, the value of that same security generally will increase by 4%. Accordingly, securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.Except as described herein, the Fund may have exposure, without limitation, to investments that are rated below investment grade or that are unrated but are judged by the Investment Adviser to be of comparable quality. The alternative lending securities in which the Fund invests (or, in the case of asset-backed securities, the loans that back them) typically are not rated by an NRSRO. Although the Fund’s Fundamental Investment Restrictions do not permit the Fund to invest in consumer loans of sub-prime quality, unrated securities purchased by the Fund may be of credit quality comparable to securities rated below investment grade by an NRSRO. The Fund may invest, without limitation, in unrated securities that may be of a credit quality comparable to securities rated below investment grade. To the extent the Fund invests directly in fractional or whole interests in alternative lending securities, such investments will not include consumer loans that are of sub-prime quality. Otherwise, the fractional or whole interests in alternative lending securities or tranches of alternative lending securitizations in which the Fund may invest may be of a credit quality comparable to securities rated below investment grade. Below investment grade securities, which are commonly called “junk bonds,” are rated below BBB- by S&P or Baa3 by Moody’s, or have comparable ratings by another rating organization. Accordingly, certain of the Fund’s unrated investments could constitute a highly risky and speculative investment, similar to an investment in “junk bonds.” The Fund may also invest in both rated senior classes of asset-backed securities as well as residual interests in pools of alternative lending loans or securitizations. To the extent the Fund invests in residual interests in pools of alternative lending loans or securitizations, a small percentage of loans in the pools may include consumer loans of sub-prime quality.Below investment grade investments may be subject to greater risks than other investments, including greater levels of risk related to changes in interest rates, credit risk (including a greater risk of default) and liquidity risk. There is a greater risk of loss associated with alternative lending investments and the ability of a borrower to make principal and/or interest payments is predominantly speculative for below investment grade investments or unrated investments judged by the Investment Adviser to have a similar quality. Below investment grade investments or unrated investments judged by the Investment Adviser to be of comparable quality may be more susceptible to real or perceived adverse economic and competitive industry or business conditions than higher-grade investments. Yields on below investment grade investments will fluctuate.Fixed income securities may experience reduced liquidity due to the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed income securities, which may occur to the extent traditional dealer counterparties that engage in fixed income trading do not maintain inventories of corporate bonds (which provide an important indication of their ability to “make markets”) that keep pace with the growth of the bond markets over time. Liquidity risk also may be magnified in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates, or other circumstances where investor redemptions from fixed income mutual funds, exchange-traded funds or hedge funds may be higher than normal, causing increased supply in the market due to selling activity.
Non-U.S. Securities
General Description of Registrant [Abstract]
Risk [Text Block]		Non-U.S. Securities. The Fund may invest in securities of non-U.S. issuers and in depositary receipts or shares (of both a sponsored and non-sponsored nature), such as American Depositary Receipts, American Depositary Shares, Global Depositary Receipts or Global Depositary Shares (referred to collectively as “ADRs”), which represent indirect interests in securities of non-U.S. issuers. Sponsored depositary receipts are typically created jointly by a foreign private issuer and a depositary. Non-sponsored depositary receipts are created without the active participation of the foreign private issuer of the deposited securities. As a result non-sponsored depositary receipts may be viewed as riskier than depositary receipts of a sponsored nature. Non-U.S. securities in which the Fund may invest may be listed on non-U.S. securities exchanges or traded in non-U.S. over-the-counter markets (“OTC”). Investments in non-U.S. securities are subject to risks generally viewed as not present in the United States. These risks include: varying custody, brokerage and settlement practices; difficulty in pricing of securities; less public information about issuers of non-U.S. securities; less governmental regulation and supervision over the issuance and trading of securities than in the United States; the lack of availability of financial information regarding a non-U.S. issuer or the difficulty of interpreting financial information prepared under non-U.S. accounting standards; less liquidity and more volatility in non-U.S. securities markets; the possibility of expropriation or nationalization; the imposition of withholding and other taxes; adverse political, social or diplomatic developments; limitations on the movement of funds or other assets between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in non-U.S. countries. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Governmental issuers of non-U.S. securities may also be unable or unwilling to repay principal and interest due, and may require that the conditions for payment be renegotiated. Investment in non-U.S. countries typically also involves higher brokerage and custodial expenses than does investment in U.S. securities.Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Fund’s investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, companies, entities and/or individuals, may adversely affect the Fund’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the United States, or otherwise adversely affect the Fund’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value or sell.
Non-U.S. Exchanges
General Description of Registrant [Abstract]
Risk [Text Block]		Non-U.S. Exchanges. The Fund may trade, directly or indirectly, futures and securities on exchanges located outside of the United States. Some non-U.S. exchanges, in contrast to U.S. exchanges, are “principal’s markets” in which performance is solely the individual member’s responsibility with whom the Fund has entered into a commodity contract and not that of an exchange or clearinghouse, if any. In the case of trading on non-U.S. exchanges, the Fund is subject to the risk of the inability of, or refusal by, the counterparty to perform with respect to contracts. Moreover, since there is generally less government supervision and regulation of non-U.S. exchanges, clearinghouses and clearing firms than in the United States, the Fund is also subject to the risk of the failure of the exchanges on which its positions trade or of their clearinghouses or clearing firms, and there may be a high risk of financial irregularities and/or lack of appropriate risk monitoring and controls.
Non-U.S. Government Securities
General Description of Registrant [Abstract]
Risk [Text Block]		Non-U.S. Government Securities. The Fund’s non-U.S. investments may include debt securities issued or guaranteed by non-U.S. governments, their agencies or instrumentalities and supranational entities. The Fund may invest in debt securities issued by certain “supranational” entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. An example of a supranational entity is the International Bank for Reconstruction and Development (commonly referred to as the “World Bank”).Investment in sovereign debt of non-U.S. governments can involve a high degree of risk, including additional risks not present in debt obligations of corporate issues and the U.S. Government. The issuer of the debt or the government authority that controls the repayment of sovereign debt may be unable or unwilling to repay the principal and/or interest when due in accordance with the terms of the debt, and the Fund may have limited recourse to compel payment in the event of a default. A sovereign debtor’s or governmental entity’s willingness or ability to repay principal and/or interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s or governmental entity’s policy toward international lenders, such as the International Monetary Fund, the World Bank and other multilateral agencies, the political constraints to which a governmental entity may be subject, and changes in governments and political systems. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds, which may further impair the foreign sovereign obligor’s ability or willingness to timely service its debts.At certain times, certain countries have declared moratoria on the payment of principal and interest on external debt. Governmental entities may also depend on expected disbursements from non-U.S. governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no legal process for collecting on a sovereign debt that a government does not pay or bankruptcy proceeding by which all or a part of the sovereign debt that a governmental entity has not repaid may be collected. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt to a greater extent than the volatility inherent in debt obligations of other types of issues.
Currencies
General Description of Registrant [Abstract]
Risk [Text Block]		Currencies. The Fund may invest a portion of its assets in non-U.S. currencies, or in instruments denominated in non-U.S. currencies, the prices of which are determined with reference to currencies other than the U.S. dollar. To the extent unhedged, the value of the Fund’s assets will fluctuate with U.S. dollar exchange rates, as well as the price changes of its investments in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the other currencies in which the Fund makes its investments will reduce the effect of increases, and magnify the effect of decreases, in the prices of securities denominated in currencies other than the U.S. dollar and held by the Fund in such securities’ respective local markets. Conversely, a decrease in the value of the U.S. dollar will have the opposite effect on the non-U.S. dollar securities of the Fund. In addition, some governments from time to time impose restrictions intended to prevent capital flight, which may for example involve punitive taxation (including high withholding taxes) on certain securities transfers or the imposition of exchange controls making it difficult or impossible to exchange or repatriate the local currency. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority will also have a significant impact on the value of any investments denominated in that currency.The Fund may also incur costs in connection with conversion between various currencies. In addition, the Fund may be denominated in non-U.S. currencies. Subscription amounts contributed in non-U.S. currencies will be converted from U.S. dollars into the applicable foreign currency at the then applicable exchange rate determined by and available to the Investment Adviser. In certain cases, depending on the applicable circumstances, the exchange rate obtained by the Investment Adviser may be less advantageous to the Fund than other rates available to the Fund directly.The Fund may enter into foreign currency forward exchange contracts for hedging and non-hedging purposes in pursuing its investment objective. Foreign currency forward exchange contracts are transactions involving the Fund’s obligation to purchase or sell a specific currency at a future date at a specified price. Foreign currency forward exchange contracts may be used by the Fund for hedging purposes to protect against uncertainty in the level of future non-U.S. currency exchange rates, such as when the Fund anticipates purchasing or selling a non-U.S. security. This technique would allow the Fund to “lock in” the U.S. dollar price of the security. Foreign currency forward exchange contracts may also be used to attempt to protect the value of the Fund’s existing holdings of non-U.S. securities. Imperfect correlation may exist, however, between the Fund’s non-U.S. securities holdings and the foreign currency forward exchange contracts entered into with respect to those holdings. The precise matching of foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Fund’s securities are not denominated. Foreign currency forward exchange contracts may be used for non-hedging purposes in seeking to meet the Fund’s investment objective, such as when the Investment Adviser anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Fund’s investment portfolio. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.Generally, the Fund is subject to no requirement that they hedge all or any portion of their exposure to non-U.S. currency risks, and there can be no assurance that hedging techniques will be successful if used.
High-Yield Instruments and Unrated Debt Securities Risk
General Description of Registrant [Abstract]
Risk [Text Block]		High-Yield Instruments and Unrated Debt Securities Risk. The loans purchased by the Fund are not rated by an NRSRO. In evaluating the creditworthiness of borrowers, the Investment Adviser relies on the ratings ascribed to such borrowers by the relevant Platform or otherwise determined by the Investment Adviser. The analysis of the creditworthiness of borrowers of loans may be a lot less reliable than for loans originated through more conventional means. In addition, the Fund may invest in debt securities and instruments that are classified as “higher yielding” (and, therefore, higher risk) investments. In most cases, such investments will be rated below investment grade by NRSROs or will be unrated. These investments are commonly referred to as “junk” investments. Investments in such securities are subject to greater risk of loss of principal and interest than higher rated instruments and may be considered to be predominantly speculative with respect to the obligor’s capacity to pay interest and repay principal. Such investments may also be considered to be subject to greater risk than those with higher ratings in the case of deterioration of general economic conditions. Because investors generally perceive that there are greater risks associated with high-yield instruments, the yields and prices of such instruments may fluctuate more than those that are higher rated. The market for high-yield instruments may be smaller and less active than those that are higher rated, which may adversely affect the prices at which the Fund’s investments can be sold and result in losses to the Fund, which, in turn, could have a material adverse effect on the performance of the Fund. Such securities and instruments are generally not exchange traded and, as a result, trade in the OTC marketplace, which is less transparent than the exchange-traded marketplace.
Subsidiary Risk
General Description of Registrant [Abstract]
Risk [Text Block]		Subsidiary Risk. By investing through its Subsidiaries, the Fund is exposed to the risks associated with the Subsidiaries’ investments. Subsidiaries are not registered as investment companies under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act, although each Subsidiary is managed pursuant to the compliance policies and procedures of the Fund applicable to it. Changes in the laws of the United States and/or the jurisdiction in which a Subsidiary is organized could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could adversely affect the Fund.
Reverse Repurchase Agreements
General Description of Registrant [Abstract]
Risk [Text Block]		Reverse Repurchase Agreements. Reverse repurchase agreements involve a sale of a security by the Fund to a bank or securities dealer and the Fund’s simultaneous agreement to repurchase the security for a fixed price (reflecting a market rate of interest) on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. Reverse repurchase transactions are a form of leverage that may also increase the volatility of the Fund’s investment portfolio.
Risk of Bonds and Other Debt Securities Backed by Pools of Alternative Lending Securities
General Description of Registrant [Abstract]
Risk [Text Block]		Risk of Bonds and Other Debt Securities Backed by Pools of Alternative Lending Securities. The Fund may invest in bonds and other debt securities backed by a pool of alternative lending securities. These investments include bonds or other debt securities issued by SPVs established solely for the purpose of holding alternative lending securities secured only by such assets (which practice is known as securitization). Payment of principal and interest on such bonds and debt securities is dependent upon the cash flows generated by the underlying loans, and therefore these investments are subject to the same types of risks as direct investments in alternative lending securities.
Small Business Risk
General Description of Registrant [Abstract]
Risk [Text Block]		Small Business Risk. The Fund may invest in loans, receivables or merchant cash advances (MCAs) with exposure to small and medium size enterprises (SMEs). SMEs may not have steady earnings growth, may be operated by less experienced individuals, may have limited resources and may be more vulnerable to adverse general market or economic developments. Platforms that originate loans to or purchase receivables from SMEs do not always conduct on-site due diligence visits to verify that the businesses exist and are in good standing, which may lead to higher instances of fraud. Receivables and MCAs are advances based upon the future revenues or credit card sales of a business. Repayment of an MCA is typically made by the MCA provider taking an agreed upon percentage of the business’s future cash flow (often through a percentage of the business’s credit card transactions) until the MCA amount is repaid in full plus an agreed upon percentage of the MCA amount, referred to as a “factor.” The factor amount is usually higher than interest rates on commercial loans or other comparable loan products. Because MCAs are repaid using the future receipts of the business and are not unconditional obligations by the merchant to repay the advance, MCAs are generally not considered to be loans that are subject to state licensing and usury laws. If the business does not generate sufficient receipts due to adverse business conditions, it may not be able to pay off the MCA, thereby adversely affecting the Fund’s investment. Fraud, delays or write-offs associated with SME loans, receivables and MCAs could directly impact the profitability of the Fund’s potential investments in such instruments. Some SME assets have recourse to a personal guarantor, which may become obligated to pay any remaining amounts owed to the owner of the loan or receivable, although others have no recourse and the Fund would have no such “back-up” if the business fails to pay back the principal and interest or advance amount and additional factor.In addition, a number of lawsuits in recent years have sought to re-characterize MCAs as loans subject to state usury laws. If that were to occur with respect to any Fund investments, the Fund may not be able to collect on those MCAs deemed by a court to be disguised loans in violation of state usury laws. MCAs may also be subject to increasing scrutiny by federal and state regulatory agencies, which could lead to additional regulation and oversight of such investments.
Student Loans Risk
General Description of Registrant [Abstract]
Risk [Text Block]		Student Loans Risk. In general, the repayment ability of borrowers of student loans, as well as the rate of prepayments on student loans, may be influenced by a variety of economic, social, competitive and other factors, including changes in interest rates, the availability of alternative financings, regulatory changes affecting the student loan market and the general economy. For instance, certain student loans may be made to individuals who generally have higher debt burdens than other individual borrowers (such as students of post-secondary programs). The effect of the foregoing factors is impossible to predict.
Real Estate Loans and Real Estate-Related Assets Loans Risk
General Description of Registrant [Abstract]
Risk [Text Block]		Real Estate Loans and Real Estate-Related Assets Risk. The Fund may gain exposure to loans, securities or derivatives secured by, or relating to, real property, or it may invest in equity or debt issued by Platforms originating such loans, securities or derivatives. The value of an investment in securities or of the real property underlying a loan will be subject to the risks generally incident to the ownership of real estate. These risks include the cyclical nature of real estate values, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, environmental risks, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and other real estate capital market influences. Generally, increases in interest rates will increase the costs of obtaining financing, which could directly and indirectly decrease the value of the Fund’s investments. To the extent the Fund invests in real estate loans or securities, such investments are limited to real estate loans where, at the time of investment, the loan-to-value ratio of the property is less than or equal to 95%. If the Fund acquires options or certain other types of derivative securities on real estate, such as home equity agreements, and is unable to exercise them or otherwise participate in the intended upside economics, the Fund could lose the entire value of its investment in such derivatives.
Legal and Regulatory Risk - General
General Description of Registrant [Abstract]
Risk [Text Block]		Legal and Regulatory Risk – General. Legal, tax and regulatory changes could occur and may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. The regulation of U.S. and non-U.S. securities and investment funds, such as the Fund, has undergone substantial changes in recent years, and such change may continue. New (or revised) laws or regulations may be imposed by U.S. Congress, the Commodity Futures Trading Commission (“CFTC”), the Securities and Exchange Commission (“SEC”), the U.S. Federal Reserve or other banking regulators, the U.S. Department of Labor, other regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these regulatory authorities or self-regulatory organizations.In addition, the securities and futures markets are subject to comprehensive statutes and regulations. The CFTC, the SEC, the FDIC, other regulators and self-regulatory organizations and exchanges are authorized under these statutes, regulations and otherwise to take extraordinary actions in the event of market emergencies. The Fund and the Investment Adviser are eligible for exemptions from certain regulations. However, there is no assurance that the Fund and the Investment Adviser will continue to be eligible for such exemptions. For example, the Investment Adviser has claimed an exclusion from the definition of the term “commodity pool operator” (“CPO”) with regard to the operation of the Fund pursuant to Regulation 4.5 promulgated by the CFTC under the Commodity Exchange Act of 1936, as amended (“CEA”). To continue to qualify for the exclusion under CFTC Regulation 4.5, the aggregate initial margin and premiums required to establish positions in CEA-regulated derivative instruments (other than positions entered into for “bona fide hedging purposes”) may not exceed five percent of the Fund’s liquidation value or, alternatively, the net notional value of the Fund’s aggregate investments in CEA-regulated derivative instruments (other than positions entered into for “bona fide hedging purposes”) may not exceed 100% of the Fund’s liquidation value. In the event the Investment Adviser fails to qualify for the exclusion and the Investment Adviser is required to operate the Fund in its capacity as a registered CPO, it will become subject to additional disclosure, recordkeeping and reporting requirements with respect to the Fund, which may increase the Fund’s expenses.The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) establishes rigorous oversight standards for the U.S. economy, market participants and businesses. As the implementation of the Dodd-Frank Act continues, its full impact on the Fund and the ability of the Fund to meet its investment objective is unknown. The effect of the Dodd-Frank Act or other regulatory changes on the Fund could be substantial and may adversely affect the Fund’s performance. The implementation of the Dodd-Frank Act could also adversely affect the Investment Adviser and the Fund by increasing transaction and/or regulatory compliance costs. In addition, greater regulatory scrutiny and the implementation of enhanced and new regulatory requirements may increase the Investment Adviser’s and the Fund’s exposure to potential liabilities, and in particular liabilities arising from violating any such enhanced and/or new regulatory requirements. Increased regulatory oversight could also impose administrative burdens on the Investment Adviser and the Fund, including, without limitation, responding to investigations and implementing new policies and procedures. The Dodd-Frank Act and related regulations have had a significant impact on the trading and use of many derivative instruments, and derivative dealers and their counterparties have become subject to new business conduct standards and disclosure requirements, reporting and recordkeeping requirements, transparency requirements, position limits, margin requirements and other regulatory burdens. These new regulatory and margin requirements may increase the overall costs for derivatives dealers and their counterparties and may also render certain strategies in which the Fund might otherwise engage impossible or so costly that they will no longer be economical to implement. Derivatives dealers can be expected to try to pass those increased costs along, at least partially, to market participants such as the Fund in the form of higher fees or less advantageous dealer marks. The ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain and the Investment Adviser and the Fund may be affected by the new legislation and regulation in ways that are currently unforeseeable.The federal interagency credit risk retention rules (the “U.S. Risk Retention Rules”) require the “sponsor” of a “securitization transaction” to retain (either directly or through its “majority-owned affiliates”) not less than 5% of the “credit risk” of the assets collateralizing the related asset-backed securities. The U.S. Risk Retention Rules became effective on December 24, 2016 with respect to asset-backed securities collateralized by assets other than residential mortgages. As a result, the failure of a “sponsor” to comply with the U.S. Risk Retention Rules may have a material and adverse effect on the market value and/or liquidity of any securities held by the Fund in regards to related securitizations of such sponsoring entity.As internet commerce continues to evolve, increasing regulation by U.S. federal and state governments becomes more likely. Platforms may be negatively affected by the application of existing laws and regulations or the enactment of new laws applicable to online lending. In addition, federal and state governmental or regulatory agencies may decide to impose taxes on services provided over the Internet. These taxes could discourage the use of the Internet as a means of consumer lending, which would adversely affect the viability of the Platforms. As a result, the Fund’s performance would be negatively impacted by the non-viability of any or all of the Platforms in whose loans it has invested.In recent years, there appears to be a renewed popular, political and judicial focus on finance-related consumer protection. Financial institution practices are also subject to greater scrutiny and criticism generally. In the case of transactions between financial institutions and the general public, there may be a greater tendency toward strict interpretation of terms and legal rights in favor of the consuming public, particularly where there is a real or perceived disparity in risk allocation and/or where consumers are perceived as not having had an opportunity to exercise informed consent to the transaction. In the event of conflicting interests between individual loan borrowers and an originating platform or the Fund, a court may similarly seek to strictly interpret terms and legal rights in favor of individual borrowers, which could negatively impact the Fund to the extent the Fund invested in such loans.
Risks Relating to Funds RIC Status
General Description of Registrant [Abstract]
Risk [Text Block]		Risks Relating to Fund’s RIC Status. The Fund has elected to be treated, and intends to qualify and be treated each taxable year, as a RIC under Subchapter M of the Code. In order for the Fund to qualify as a RIC in any taxable year, the Fund must meet certain asset diversification tests (the “Diversification Tests”) and at least 90% of its gross income for such year must consist of certain types of qualifying income. The Diversification Tests will be satisfied if, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities, securities of other RICs, and other securities limited, with respect to any one issuer, to no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or in the securities of one or more qualified publicly traded partnerships. So long as the Fund qualifies as a RIC, it generally will not be subject to U.S. federal income tax on its income, including net capital gain, distributed to Shareholders, provided that, for each taxable year, the Fund distributes to its Shareholders an amount equal to or exceeding 90% of the sum of its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) and its net tax-exempt income, if any. The Fund intends to distribute all or substantially all of its investment company taxable income and net capital gain each year. If Congress, the Treasury Department or the Internal Revenue Service (“IRS”) were to take any action that altered the Fund’s current understanding of these requirements, certain types of income representing a significant portion of the Fund’s gross income may not constitute qualifying income or the Fund may not be adequately diversified. In that case, the Fund could be forced to change the manner in which it pursues its investment strategy or, if the Fund were ineligible to or otherwise did not “cure” its failure to meet such requirements, the Fund could cease to qualify for the special U.S. federal income tax treatment accorded RICs. If for any taxable year the Fund did not qualify as a RIC, it would be treated as a corporation subject to U.S. federal income tax, thereby subjecting any income earned by the Fund to tax at the corporate level (currently at a 21% U.S. federal tax rate) and, when such income is distributed, to a further tax at the Shareholder level to the extent of the Fund’s current or accumulated earnings and profits. See “Tax Aspects.”
Tax Treatment of Loans Risk
General Description of Registrant [Abstract]
Risk [Text Block]		Tax Treatment of Loans Risk. No statutory, judicial or administrative authority directly discusses how the notes, certificates and other alternative lending securities in which the Fund invests should be treated for tax purposes. As a result, the tax treatment of the Fund’s investment in the alternative lending securities is uncertain. The tax treatment of the Fund’s investment in the alternative lending securities could be affected by changes in tax laws or regulations, or interpretations thereof, or by court cases that could adversely affect the Fund and its ability to qualify as a RIC under Subchapter M of the Code.As described above, the Fund invests primarily in whole loans sourced from lending Platforms based in the United States. For purposes of the Diversification Tests, it may be uncertain whether the issuer of such whole loans made by the Fund is the Platform, or the underlying borrowers with respect to such investments. In the opinion of Dechert LLP, tax counsel to the Fund, whole loans acquired by the Fund under the circumstances described below in “Tax Aspects” should be treated as issued by the underlying borrower for the purposes of the Diversification Tests. Based on such opinion, the Fund intends to treat the underlying borrowers as the issuers of whole loans (and not the Platforms) for purposes of the Diversification Tests. However, such opinion is not binding on the IRS or a court and there can be no assurance that the IRS will not take contrary positions or that a court would agree with such opinion if litigated. While the Fund intends to invest in loans sourced by various Platforms, there may be times where a substantial portion of its alternative lending investments will be sourced from one Platform. Thus, a determination or future guidance by the IRS that the issuer of such whole loans is the Platform may adversely affect the Fund’s ability to meet the Diversification Tests and qualify as a RIC. Failure of the Fund to qualify and be eligible to be treated as a RIC would result in Fund-level taxation and, consequently, a reduced return on your investment. The Fund could in some cases cure such failure, including by paying a Fund-level tax or interest, making additional distributions, or disposing of certain assets. See “Tax Aspects.”
Risk of Treatment as a Non-Publicly Offered RIC
General Description of Registrant [Abstract]
Risk [Text Block]		Risk of Treatment as a Non-Publicly Offered RIC. The Fund will be treated as a “publicly offered regulated investment company” (within the meaning of Section 67 of the Code) if either (i) Shares of the Fund’s stock collectively are held by at least 500 persons at all times during a taxable year, (ii) Shares of the Fund’s stock are treated as regularly traded on an established securities market or (iii) Shares of the Fund’s stock are continuously offered pursuant to a public offering (within the meaning of section 4 of the Securities Act of 1933, as amended (the “Securities Act”). The Fund cannot provide assurance that it will be treated as a publicly offered regulated investment company for all taxable years. If the Fund is not treated as a publicly offered regulated investment company for any calendar year, each U.S. Shareholder that is an individual, trust or estate will be treated as having received a dividend from the Fund in the amount of such U.S. Shareholder’s allocable share of the Fund’s management fees and certain of other expenses for the calendar year, and these fees and expenses will be treated as miscellaneous itemized deductions of such U.S. Shareholder. For taxable years beginning before 2026, miscellaneous itemized deductions generally are not deductible by a U.S. Shareholder that is an individual, trust or estate. For taxable years beginning in 2026 or later, miscellaneous itemized deductions generally are deductible by a U.S. Shareholder that is an individual, trust or estate only to the extent that the aggregate of such U.S. Shareholder’s miscellaneous itemized deductions exceeds 2% of such U.S. Shareholder’s adjusted gross income for U.S. federal income tax purposes, are not deductible for purposes of the alternative minimum tax and are subject to the overall limitation on itemized deductions under the Code. See “Tax Aspects.”
Income Risk
General Description of Registrant [Abstract]
Risk [Text Block]		Income Risk. The income Shareholders receive from the Fund is based primarily on the interest it earns from its investments, which can vary widely over the short and long term. If prevailing market interest rates drop, distribution rates of the Fund’s debt holdings and Shareholder’s income distributions from the Fund could drop as well. The Fund’s income also would likely be affected adversely when prevailing short-term interest rates increase and the Fund is utilizing leverage.
Treatment of Fund Investments under Federal Securities Laws
General Description of Registrant [Abstract]
Risk [Text Block]		Treatment of Fund Investments under Federal Securities Laws. The Fund has been advised that it is the current view of the SEC and its staff that the purchase of whole loans through alternative lending Platforms involves the purchase of “securities” issued by the originating Platforms under the Securities Act. If the alternative lending securities purchased by the Fund, such as whole loans, are deemed to be “securities” under federal securities law, then the issuers of such instruments are subject to a wide range of obligations and sanctions. At the federal level, the issuer, the underwriter and other individuals in a public offering signing a registration statement are strictly liable for any inaccurate statements in the document. Even though an exemption from registration with the SEC is typically utilized by the issuers of the alternative lending securities that are considered “securities” pursuant to the federal securities laws, the anti-fraud provisions of the federal securities laws still apply. Avoidance of fraud requires full and fair disclosure of all material facts and the usual method of discharging this disclosure obligation is for the issuer to prepare and distribute a prospectus that has been registered with the SEC or, in a private transaction, an “offering memorandum” that incorporates the same type of information as would be contained in a registration statement. Noncompliance with federal securities laws can involve potentially severe consequences for the issuer and the Fund may recover civil damages from the applicable issuer of a security if the requisite intent can be shown against its directors, managers and/or other responsible persons. Securities regulators can also institute administrative proceedings, suits for injunction and, in the appropriate circumstances, even criminal actions. In addition, there are separate obligations and sanctions under securities laws which exist in each and every state.There is no bright line test to determine whether notes evidencing loans should be deemed “securities” within the purview of the SEC. In general, a determination of whether a note evidencing a loan is a security under the Securities Act is subject to an analysis of the facts and circumstances of the transaction involving the issuance of the notes. To the extent certain alternative lending securities, such as whole loans, are not, in the future, deemed to be “securities” under the Securities Act, the Fund would not be able to seek the remedies described above with respect to such instruments.
Investment Company Securities
General Description of Registrant [Abstract]
Risk [Text Block]		Investment Company Securities. Subject to the limitations set forth in the 1940 Act, or as otherwise permitted by the SEC, the Fund may acquire shares in other investment companies, including foreign investment companies and ETFs, which may be managed by the Investment Adviser or its affiliates. The market value of the shares of other investment companies may differ from the NAV of the Fund. The shares of closed-end investment companies frequently trade at a discount to their NAV. As a shareholder in an investment company, the Fund would bear its ratable share of that entity’s expenses, including its investment advisory and administration fees. At the same time, the Fund would continue to pay its own advisory and administration fees and other expenses. As a result, the Fund and its Shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in other investment companies. The SEC has adopted changes to the regulatory framework governing investments by investment companies in other investment companies, which may adversely affect the Fund’s ability to invest in one or more investment companies in excess of applicable statutory limits.
Repurchase Risks
General Description of Registrant [Abstract]
Risk [Text Block]		Repurchase Risks. The Fund has no obligation to repurchase Shares at any time; any such repurchases will only be made at such times, in such amounts and on such terms as may be determined by the Board of Trustees, in its sole discretion. Subject to Board approval, the Fund intends to conduct a share repurchase program pursuant to which it intends to conduct quarterly tender offers on approximately 5% to 25% of the Fund’s net assets. With respect to any future repurchase offer, Shareholders tendering any Shares for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer (the “Notice Date”). The Notice Date generally will be 60 days prior to the date as of which the Shares to be repurchased are valued by the Fund (the “Valuation Date”). Tenders will be revocable upon written notice to the Fund up to 40 days prior to the Valuation Date. Shareholders that elect to tender any Shares for repurchase will not know the price at which such Shares will be repurchased until the Fund’s NAV as of the Valuation Date is able to be determined, which determination is expected to be able to be made only late in the month following that of the Valuation Date. It is possible that during the time period between the Expiration Date and the Valuation Date, general economic and market conditions could cause a decline in the value of Shares in the Fund. Moreover, because the Notice Date will be substantially in advance of the Valuation Date, Shareholders who tender Shares of the Fund for repurchase will receive their repurchase proceeds well after the Notice Date. Shareholders who require minimum annual distributions from a retirement account through which they hold Shares should consider the Fund’s schedule for repurchase offers and submit repurchase requests accordingly. See “Repurchases and Transfers of Shares.”
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		1633 Broadway
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10019
Contact Personnel Name		Kara Fricke
Fees and expenses Paid on a 1,000 investment, assuming a 5% annual return
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 46
Expense Example, Years 1 to 3		137
Expense Example, Years 1 to 5		230
Expense Example, Years 1 to 10		465
Fees and expenses Paid on a 50,000 investment, assuming a 5% annual return
Other Annual Expenses [Abstract]
Expense Example, Year 01		2,277
Expense Example, Years 1 to 3		6,862
Expense Example, Years 1 to 5		11,488
Expense Example, Years 1 to 10		$ 23,233
Line of Credit
Financial Highlights [Abstract]
Senior Securities Amount			$ 200,000,000	$ 500,000,000	$ 735,000,000	$ 500,500,000	$ 0	$ 225,000,000	$ 190,000,000
Senior Securities Coverage per Unit			$ 6,641	$ 3,954	$ 3,626	$ 5,877		$ 3,823	$ 3,364
Preferred Shares
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Preferred Shares
Although the Fund does not intend to issue preferred shares at this time, the Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest with preference rights, including preferred shares (“preferred shares”), having no par value per share or such other amount as the Board may establish, in one or more series, with rights as determined by the Board, by action of the Board without the approval of the Shareholders.
Under the requirements of the 1940 Act, the Fund must, immediately after the issuance of any preferred shares, have an “asset coverage” of at least 200%. Asset coverage means the ratio which the value of the total assets of the Fund, less all liabilities and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of senior securities representing indebtedness of the Fund, if any, plus the aggregate liquidation preference of the preferred shares. If the Fund seeks a rating of the preferred shares, asset coverage requirements, in addition to those set forth in the 1940 Act, may be imposed. The liquidation value of the preferred shares is expected to equal their aggregate original purchase price plus redemption premium, if any, together with any accrued and unpaid dividends thereon (on a cumulative basis), whether or not earned or declared. The terms of the preferred shares, including their dividend rate, voting rights, liquidation preference and redemption provisions, will be determined by the Board (subject to applicable law and the Declaration of Trust) if and when it authorizes the preferred shares. The Fund may issue preferred shares that provide for the periodic redetermination of the dividend rate at relatively short intervals through an auction or remarketing procedure, although the terms of the preferred shares may also enable the Fund to lengthen such intervals. At times, the dividend rate as redetermined on the Fund’s preferred shares may approach or exceed the Fund’s return after expenses on the investment of proceeds from the preferred shares and the Fund’s leveraged capital structure would result in a lower rate of return to Shareholders than if the Fund were not so structured.
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the terms of any preferred shares may entitle the holders of preferred shares to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus redemption premium, if any, together with accrued and unpaid dividends, whether or not earned or declared and on a cumulative basis) before any distribution of assets is made to Shareholders. After payment of the full amount of the liquidating distribution to which they are entitled, the preferred shareholders would not be entitled to any further participation in any distribution of assets by the Fund.
Under the 1940 Act, preferred shareholders, voting as a class, will be entitled to elect two members of the Board and, if at any time dividends on the preferred shares are unpaid in an amount equal to two full years’ dividends thereon, the holders of all outstanding preferred shares, voting as a class, will be allowed to elect a majority of the Board until all dividends in default have been paid or declared and set apart for payment. In addition, if required by the NRSRO that is rating the preferred shares or if the Board determines it to be in the best interests of the Shareholders, issuance of the preferred shares may result in more restrictive provisions than required by the 1940 Act being imposed. In this regard, holders of the preferred shares may be entitled to elect a majority of the Board in other circumstances, for example, if one payment on the preferred shares is in arrears.
If the Fund were to issue preferred shares, it is expected that the Fund would seek a credit rating for the preferred shares from an NRSRO. In that case, as long as preferred shares are outstanding, the composition of its portfolio would reflect guidelines established by such NRSRO. Although, as of the date hereof, no such NRSRO has established guidelines relating to any such preferred shares, based on previous guidelines established by such rating agencies for the securities of other issuers, the Fund anticipates that the guidelines with respect to the preferred shares would establish a set of tests for portfolio composition and asset coverage that supplement (and in some cases are more restrictive than) the applicable requirements under the 1940 Act. Although, at this time, no assurance can be given as to the nature or extent of the guidelines which may be imposed in connection with obtaining a rating of the preferred shares, the Fund currently anticipates that such guidelines will include asset coverage requirements, which are more restrictive than those under the 1940 Act, restrictions on certain portfolio investments and investment practices and certain mandatory redemption requirements relating to the preferred shares. No assurance can be given that the guidelines actually imposed with respect to the preferred shares by such NRSRO will be more or less restrictive than as described in this prospectus.

Security Title [Text Block]		Preferred Shares

[1]
1	The Management Fee ratio disclosed in the fee table is based on average net assets. The Fund pays the Investment Adviser the Management Fee, monthly, at the rate of 0.0625% (0.75% on an annualized basis) of the value of the Fund’s Managed Assets as of the close of business on the last business day of each month (including any assets in respect of Shares that will be repurchased by the Fund as of the end of the month) for the services it provides. “Managed Assets” means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes).

[2]
6	The Fund may invest a portion of its assets in other investment companies (the “Acquired Funds”). The Fund’s Shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Fund invests. “Acquired Fund Fees and Expenses” in the table is an estimate of those expenses. The estimate is based upon the average allocation of the Fund’s investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ending September 30, 2025. Actual Acquired Fund Fees and Expenses incurred by the Fund may vary with changes in the allocation of Fund assets among the Acquired Funds and with other events that directly affect the fees and expenses of the Acquired Funds. Since “Acquired Fund Fees and Expenses” are not directly borne by the Fund, they are not reflected in the Fund’s financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights.

[3]
3	The “Other Expenses” shown in the table above and related footnotes are based upon estimated expenses for the current fiscal year.

[4]
2	“Interest Payments on Borrowed Funds” represents estimated interest payments the Fund expects to incur in connection with its credit facility during the current fiscal year. If the Fund were to incur higher levels of borrowing or pay higher interest rates, interest payments on borrowed funds as a percentage of net assets would be higher.

[5]
4	The Fund, and therefore the Shareholders, will directly bear Platform loan fees, such as loan servicing fees and loan trailing fees that are paid to the servicer of the applicable Platform and, in certain cases, to applicable originator of the alternative lending securities in which the Fund invests.

[6]
5	Included within “All Other Expenses” in the table above are 0.08% of expenses related to a credit facility, including amounts such as drawdown fees, legal fees and other service provider fees.

[7]
7	The Fee Waiver and/or Expense Reimbursement ratio disclosed in the Fee Table is based on average net assets. The Investment Adviser has agreed, until at least February 1, 2027, to waive and/or reimburse the Fund’s expenses (other than Platform Fees, Extraordinary Expenses and the following investment related expenses: foreign country tax expense and borrowing costs) to the extent necessary in order to cap total annual fund expenses at 2.00% of the Fund’s average annual Managed Assets. The fee waiver and/or expense reimbursement will continue for at least one year or until such time as the Fund’s Board of Directors acts to discontinue all or a portion of such waiver and/or reimbursement when it deems such action is appropriate. “Extraordinary Expenses” are expenses incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Shareholders. Pursuant to an Expense Reimbursement Agreement, to the extent that the Fund’s expenses for the fiscal year fall below the Operating Expense Limit and the Investment Adviser has previously waived management fees for any calendar month of that fiscal year, the Fund shall reimburse the Investment Adviser in the amount necessary to bring the Fund’s expenses up to the Operating Expense Limit.

[8]
1	Asset coverage per $1,000 of indebtedness is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness, and multiplying the result by 1,000.